                                                        ------------------------
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                                                        hours per response: 10.5
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-05686

                         AIM Investment Securities Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 7/31

Date of reporting period: 10/31/08

Item 1.  Schedule of Investments.

                               AIM CORE BOND FUND
            Quarterly Schedule of Portfolio Holdings October 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com              CBD-QTR-1 10/08           Invesco Aim Advisors, Inc.

SCHEDULE OF INVESTMENTS (a)
October 31, 2008
(Unaudited)

AIM CORE BOND FUND

                                                          PRINCIPAL
                                                           AMOUNT           VALUE
                                                        ------------   --------------
BONDS & NOTES-68.08%
AEROSPACE & DEFENSE-0.56%
Systems 2001 Asset Trust LLC
   (United Kingdom)-Series
   2001, Class G, Jr. Sec.
   Gtd. Notes, (INS-MBIA
   Insurance Corp.) 6.66%,
   09/15/13(b)(c)(d)                                      $1,924,230   $    2,002,440
                                                                       --------------
AGRICULTURAL PRODUCTS-0.56%
Corn Products International
   Inc., Sr. Unsec. Notes,
   8.45%, 08/15/09                                         2,000,000        1,986,230
                                                                       --------------
ASSET MANAGEMENT & CUSTODY
   BANKS-0.95%
Bank of New York
   Institutional Capital
   Trust-Series A, Jr. Sub.
   Trust Pfd. Capital
   Securities, 7.78%,
   12/01/26(d)                                             3,900,000        3,376,064
                                                                       --------------
BROADCASTING-3.37%
Comcast Cable Communications
   Holdings Inc., Sr. Unsec.
   Gtd. Global Notes, 9.46%,
   11/15/22                                                2,568,000        2,532,550
                                                                       --------------
Comcast Corp.,
   Unsec. Gtd. Unsub. Global Bonds,
   6.40%, 05/15/38                                           950,000          721,338
   Unsec. Gtd. Unsub. Notes,
   5.70%, 05/15/18                                         1,430,000        1,165,308
Comcast Holdings Corp., Sr.
   Gtd. Sub. Notes, 10.63%,
   07/15/12                                                1,725,000        1,786,765
Cox Enterprises, Inc., Sr.
   Unsec. Notes, 7.88%,
   09/15/10(d)                                               483,000          476,845
Time Warner Entertainment
   Co. L.P., Sr. Unsec. Gtd.
   Notes, 10.15%, 05/01/12                                 5,250,000        5,334,666
                                                                       --------------
                                                                           12,017,472
                                                                       --------------
COMPUTER & ELECTRONICS RETAIL-0.55%
Best Buy Co., Inc., Sr.
   Unsec. Unsub. Notes,
   6.75%, 07/15/13(d)                                      2,010,000        1,974,523
                                                                       --------------
CONSTRUCTION & FARM MACHINERY &
   HEAVY TRUCKS-0.92%
Caterpillar Financial
   Services Corp.-Series F,
   Sr. Unsec. Floating Rate
   Medium-Term Notes, 2.87%,
   05/18/09(e)                                             3,380,000        3,287,626
                                                                       --------------
CONSUMER FINANCE-2.24%
American Express Bank FSB,
   Sr. Unsec. Notes, 5.50%,
   04/16/13                                                1,340,000        1,106,638

                                                          PRINCIPAL
                                                           AMOUNT           VALUE
                                                        ------------   --------------
CONSUMER FINANCE-(CONTINUED)
American Express Credit Corp., Series C,
   Sr. Unsec. Floating Rate Medium-Term Notes,
   4.66%, 05/27/10(e)                                   $    890,000   $      775,571
   Sr. Unsec. Global Medium-Term Notes,
   7.30%, 08/20/13                                         3,695,000        3,264,981
Capital One Capital III, Jr.
   Gtd. Sub. Notes, 7.69%,
   08/15/36                                                  660,000          319,176
HSBC America Capital Trust
   I, Jr. Gtd. Sub. Trust
   Pfd. Capital Securities,
   7.81%, 12/15/26(d)                                      1,500,000        1,301,876
MBNA Capital-Series A, Jr.
   Gtd. Sub. Trust Pfd.
   Capital Securities, 8.28%,
   12/01/26                                                  170,000          135,934
SLM Corp., Sr. Unsec.
   Floating Rate Medium-Term
   Notes, 2.92%,
   03/16/09(d)(e)                                          1,100,000        1,071,505
                                                                       --------------
                                                                            7,975,681
                                                                       --------------
DEPARTMENT STORES-1.66%
Macys Retail Holdings Inc.,
   Gtd. Notes,
   7.88%, 07/15/15                                         1,500,000        1,197,231
   Sr. Unsec. Gtd. Notes,
   6.30%, 04/01/09                                         4,815,000        4,718,536
                                                                       --------------
                                                                            5,915,767
                                                                       --------------
DIVERSIFIED BANKS-13.12%
ANZ Capital Trust I, Sub.
   First Tier Bonds, 4.48%
   (d)(f)                                                  2,725,000        2,216,660
Bangkok Bank PCL (Hong
   Kong), Unsec. Sub. Notes,
   9.03%, 03/15/29(d)                                        750,000          434,400
BankAmerica Institutional,
   Series A,
   Jr. Unsec. Gtd. Sub. Trust Pfd. Capital Securities,
   8.07%, 12/31/26(d)                                      4,780,000        3,741,052
   Series B,
   Jr. Unsec. Gtd. Sub. Trust Pfd. Capital Securities,
   7.70%, 12/31/26(d)                                      6,530,000        4,921,042
BBVA International Preferred
   S.A. Unipersonal (Spain),
   Jr. Unsec. Gtd. Sub.
   Notes, 5.92% (f)                                        3,050,000        1,543,437
Centura Capital Trust I, Jr.
   Gtd. Sub. Trust Pfd.
   Capital Securities, 8.85%,
   06/01/27(d)                                               300,000          294,872
First Empire Capital Trust
   I, Jr. Unsec. Gtd. Sub.
   Trust Pfd. Capital
   Securities, 8.23%, 02/01/27                               195,000          132,492
First Union Capital I-Series
   A, Jr. Unsec. Gtd. Sub.
   Trust Pfd. Capital
   Securities, 7.94%, 01/15/27                            16,290,000       12,100,212

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM CORE BOND FUND

                                                          PRINCIPAL
                                                           AMOUNT           VALUE
                                                        ------------   --------------
DIVERSIFIED BANKS-(CONTINUED)
HBOS PLC (United Kingdom),
   Sr. Unsec. Sub. Notes,
   6.75%, 05/21/18(d)                                   $  1,000,000   $      768,367
Lloyds TSB Bank PLC (United
   Kingdom)-Series 1, Unsec.
   Sub. Floating Rate Euro
   Notes, 3.50% (e)(f)                                       300,000          169,500
Mizuho Financial Group
   Cayman Ltd. (Cayman
   Islands), Jr. Unsec. Gtd.
   Sub. Second Tier Euro
   Bonds, 8.38% (f)                                        1,335,000        1,178,124
National bank of Canada
   (Canada), Unsec. Sub.
   Floating Rate Euro Deb.,
   3.31%, 08/29/87                                            70,000           39,018
National City Bank, Sr.
   Unsec. Floating Rate
   Notes, 2.82%, 02/02/09(e)                               2,350,000        2,091,853
National Westminster Bank
   PLC (United
   Kingdom)-Series B, Sr.
   Unsec. Sub. Floating Rate
   Euro Notes, 3.31% (e)(f)                                  100,000           57,500
RBS Capital Trust III,
   Unsec. Gtd. Sub. Trust
   Pfd. Global Notes, 5.51% (f)                              330,000          156,232
Republic New York Capital I,
   Jr. Gtd. Sub. Trust Pfd.
   Capital Securities, 7.75%,
   11/15/26                                                5,090,000        4,814,314
Skandinaviska Enskilda
   Banken AB (Sweden), Jr.
   Unsec. Sub. Notes, 7.50% (d)(f)                           600,000          532,955
Sovereign Bancorp Inc., Sr.
   Unsec. Floating Rate
   Global Notes, 3.09%,
   03/01/09(e)                                             1,340,000        1,271,928
VTB Capital S.A.
   (Luxembourg), Sr. Sec.
   Unsub. Floating Rate
   Notes, 4.49%,
   11/02/09(d)(e)                                          4,000,000        3,487,000
Wachovia Capital Trust I,
   Jr. Sub. Trust Pfd.
   Capital Securities, 7.64%,
   01/15/27(d)                                             4,585,000        3,405,738
Wachovia Capital Trust V,
   Jr. Unsec. Gtd. Sub. Trust
   Pfd. Capital Securities,
   7.97%, 06/01/27(d)                                      2,410,000        1,790,148
Wells Fargo Capital XV, Jr.
   Unsec. Gtd. Sub. Notes,
   9.75% (f)                                               1,710,000        1,682,213
                                                                       --------------
                                                                           46,829,057
                                                                       --------------
DIVERSIFIED CAPITAL MARKETS-0.27%
UBS AG (Switzerland), Sr.
   Unsec. Medium-Term Notes,
   5.75%, 04/25/18                                         1,200,000          960,631
                                                                       --------------
DIVERSIFIED CHEMICALS-0.25%
Union Carbide Corp., Sr.
   Unsec. Notes, 6.70%,
   04/01/09                                                  910,000          905,678
                                                                       --------------
DIVERSIFIED METALS & MINING-0.09%
Reynolds Metals Co., Sr.
   Unsec. Unsub. Medium-Term
   Notes, 7.00%, 05/15/09                                    303,000          307,672
                                                                       --------------

                                                          PRINCIPAL
                                                           AMOUNT           VALUE
                                                        ------------   --------------
ELECTRIC UTILITIES-0.31%
Entergy Gulf States Inc.,
   Sec. Floating Rate First
   Mortgage Bonds, 3.57%,
   12/08/08(d)(e)                                       $    614,000   $      613,525
PECO Energy Co., Sec. First
   Mortgage Bonds, 5.95%,
   11/01/11                                                  500,000          502,813
                                                                       --------------
                                                                            1,116,338
                                                                       --------------
ENVIRONMENTAL & FACILITIES
   SERVICES-0.26%
Waste Management Inc., Sr.
   Unsec. Unsub. Notes,
   6.50%, 11/15/08                                           945,000          944,298
                                                                       --------------
GAS UTILITIES-0.78%
Southern Union Co., Sr.
   Unsec. Notes, 6.09%,
   02/16/10                                                2,830,000        2,784,265
                                                                       --------------
GOLD-0.08%
Newmont Gold Co.-Series A1,
   Sec. Pass Through Ctfs.,
   8.91%, 01/05/09                                           296,790          299,063
                                                                       --------------
HOMEBUILDING-0.42%
D.R. Horton Inc., Sr. Unsec.
   Gtd. Unsub. Notes, 5.00%,
   01/15/09                                                1,510,000        1,481,688
                                                                       --------------
INDUSTRIAL MACHINERY-0.13%
ITT Corp., Sr. Unsec. Deb.,
   8.55%, 06/15/09                                           450,000          459,243
                                                                       --------------
INTEGRATED TELECOMMUNICATION
   SERVICES-3.15%
AT&T Inc., Sr. Unsec. Global
   Notes, 4.95%, 01/15/13                                  1,270,000        1,198,926
Deutsche Telekom
   International Finance B.V.
   (Netherlands), Sr. Unsec.
   Gtd. Unsub. Floating Rate
   Global Bonds, 3.39%,
   03/23/09(e)                                               185,000          178,746
Pacific Telecom Inc.-Series
   C, Sr. Unsec. Gtd.
   Medium-Term Notes, 7.14%,
   11/04/08                                                1,285,000        1,285,004
Southwestern Bell Telephone
   L.P., Sr. Unsec. Gtd.
   Unsub. Deb., 7.20%,
   10/15/26                                                1,493,000        1,381,891
Verizon Communications Inc.,
   Sr. Unsec. Unsub. Global
   Notes, 8.75%, 11/01/18                                  1,000,000          995,678
Verizon New York Inc., Sr.
   Unsec. Bonds, 7.00%,
   12/01/33                                                2,280,000        1,802,669
Verizon Virginia Inc.-Series
   A, Sr. Unsec. Global
   Bonds, 4.63%, 03/15/13                                  3,646,000        3,111,033
Windstream Georgia
   Communications Corp., Sr.
   Unsec. Deb., 6.50%,
   11/15/13                                                1,328,000        1,303,416
                                                                       --------------
                                                                           11,257,363
                                                                       --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM CORE BOND FUND

                                                          PRINCIPAL
                                                           AMOUNT           VALUE
                                                        ------------   --------------
INTERNET RETAIL-0.17%
Expedia, Inc., Sr. Unsec.
   Gtd. Putable Global Notes,
   7.46%, 08/15/18                                      $    790,000   $      610,275
                                                                       --------------
INVESTMENT BANKING & BROKERAGE-3.83%
Bear Stearns Cos. LLC,
   (The), Sr. Unsec. Unsub.
   Floating Rate Notes,
   4.90%, 07/19/10(e)                                      2,290,000        2,276,857
Goldman Sachs Group Inc.,
   (The), Sr. Unsec. Unsub.
   Global Notes, 6.65%,
   05/15/09                                                1,000,000          989,325
   Sr. Unsec. Global Notes,
   6.15%, 04/01/18                                           660,000          544,995
   Unsec. Sub. Global Notes,
   6.75%, 10/01/37                                         1,450,000          952,143
Jefferies Group, Inc.,
   Sr. Unsec. Notes,
   5.88%, 06/08/14                                         2,710,000        2,265,497
   6.45%, 06/08/27                                           840,000          605,428
Merrill Lynch & Co Inc., Sr.
   Unsec. Medium-Term Notes,
   6.88%, 04/25/18                                         1,930,000        1,724,662
Series C, Sr. Unsec.
   Medium-Term Global Notes,
   5.45%, 02/05/13                                         3,530,000        3,165,849
Morgan Stanley-Series F, Sr.
   Unsec. Medium-Term Global
   Notes, 5.95%, 12/28/17                                  1,430,000        1,139,996
                                                                       --------------
                                                                           13,664,752
                                                                       --------------
LIFE & HEALTH INSURANCE-1.27%
Pacific Life Global Funding,
   Notes, 5.15%, 04/15/13(d)                               1,385,000        1,407,112
Prudential Financial, Inc.,
   Jr. Unsec. Sub. Global
   Notes, 8.88%, 06/15/38                                  1,640,000          906,919
Prudential Holdings,
   LLC-Series B, Sr. Sec.
   Bonds, (INS-Financial
   Security Assurance Inc.)
   7.25%, 12/18/23(b)(d)                                   2,510,000        2,232,429
                                                                       --------------
                                                                            4,546,460
                                                                       --------------
MANAGED HEALTH CARE-0.52%
UnitedHealth Group Inc., Sr.
   Unsec. Notes, 4.88%,
   02/15/13                                                2,120,000        1,866,798
                                                                       --------------
MORTGAGE BACKED SECURITIES-0.50%
U.S. Bank N.A., Sr. Unsec.
   Medium-Term Notes, 5.92%,
   05/25/12                                                1,731,157        1,772,092
                                                                       --------------
MOVIES & ENTERTAINMENT-0.16%
Time Warner Cable, Inc., Sr.
   Unsec. Gtd. Global Notes,
   6.75%, 07/01/18                                           655,000          565,517
                                                                       --------------

                                                          PRINCIPAL
                                                           AMOUNT           VALUE
                                                        ------------   --------------
MULTI-LINE INSURANCE-2.08%
American International
   Group, Inc., Jr. Sub.
   Deb., 8.18%, 05/15/58(d)                             $  1,000,000   $      153,750
International Lease Finance
   Corp., Sr. Unsec. Global
   Notes, 6.38%, 03/15/09                                  3,940,000        3,606,085
Liberty Mutual Group Inc.,
   Jr. Gtd. Sub. Notes,
   10.75%, 06/15/58(d)                                       965,000          489,725
Metropolitan Life Global
   Funding I, Sr. Sec. Unsub.
   Notes, 5.13%, 04/10/13(d)                               3,460,000        3,186,198
                                                                       --------------
                                                                            7,435,758
                                                                       --------------
MULTI-SECTOR HOLDINGS-0.62%
Capmark Financial Group,
   Inc., Sr. Unsec. Gtd.
   Floating Rate Global
   Notes, 3.45%, 05/10/10(e)                               5,620,000        2,194,610
                                                                       --------------
MULTI-UTILITIES-0.63%
Dominion Resources Capital
   Trust I, Jr. Unsec. Gtd.
   Sub. Trust Pfd. Capital
   Securities, 7.83%, 12/01/27                             1,930,000        1,837,472
Virginia Electric and Power
   Co.-Series F, Sr. Unsec.
   Medium-Term Notes, 5.73%,
   11/25/08                                                  427,000          427,520
                                                                       --------------
                                                                            2,264,992
                                                                       --------------
OFFICE ELECTRONICS-0.25%
Xerox Corp., Sr. Unsec.
   Notes, 5.65%, 05/15/13                                  1,150,000          877,555
                                                                       --------------
OIL & GAS EXPLORATION &
   PRODUCTION-0.43%
XTO Energy Inc., Sr. Unsec.
  Unsub. Notes, 5.75%,
   12/15/13                                                1,690,000        1,536,862
                                                                       --------------
OIL & GAS REFINING & MARKETING-0.15%
Western Power Distribution
   Holdings Ltd. (United
   Kingdom), Sr. Unsec.
   Unsub. Notes, 7.38%,
   12/15/28(d)                                               450,000          519,711
                                                                       --------------
OTHER DIVERSIFIED FINANCIAL
   SERVICES-8.51%
Allstate Life Global Funding
   Trusts, Medium-Term Global
   Notes, 5.38%, 04/30/13                                  1,670,000        1,504,932
BankAmerica Capital
   II,-Series 2, Jr. Unsec.
   Gtd. Sub. Trust Pfd.
   Capital Securities, 8.00%,
   12/15/26                                                  819,000          636,855
BankAmerica Capital III, Jr.
   Unsec. Gtd. Sub. Floating
   Rate Trust Pfd. Capital
   Securities, 5.32%,
   01/15/27(e)                                             1,450,000          852,808

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM CORE BOND FUND

                                                          PRINCIPAL
                                                           AMOUNT          VALUE
                                                        ------------   -------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)
Citigroup Inc.,
   Sr. Unsec. Global Notes,
   6.50%, 08/19/13                                        $1,265,000   $   1,202,279
   -Series E,
   Jr. Sub. Notes,
   8.40% (f)                                               1,645,000       1,149,444
JPMorgan Chase & Co.,
   Sr. Unsec. Notes,
   4.75%, 05/01/13                                         1,435,000       1,324,162
   -Series 1,
   Jr. Unsec. Sub. Notes,
   7.90% (f)                                               1,660,000       1,342,525
Lazard Group, Sr. Unsec.
   Global Notes, 6.85%,
   06/15/17                                                  875,000         621,285
Mantis Reef Ltd. (Cayman
   Islands), Notes, 4.69%,
   11/14/08(d)                                             6,390,000       6,393,545
NB Capital Trust II, Jr.
   Unsec. Gtd. Sub. Trust
   Pfd. Capital Securities,
   7.83%, 12/15/26                                         3,924,000       3,011,490
NB Capital Trust IV, Jr.
   Unsec. Gtd. Sub. Trust
   Pfd. Capital Securities,
   8.25%, 04/15/27                                         6,470,000       5,150,575
North Fork Capital Trust II,
   Jr. Unsec. Gtd. Sub. Trust
   Pfd. Capital Pass Through
   Securities, 8.00%, 12/15/27                             2,440,000       2,104,558
Old Mutual Capital Funding
   L.P. (United Kingdom),
   Unsec. Gtd. Sub. Euro
   Bonds, 8.00% (f)                                        1,750,000         980,000
Pemex Finance Ltd. (Mexico)-
   Series 1999-2, Class A1, Sr.
   Unsec. Global Bonds, 9.69%,
   08/15/09                                                1,954,600       1,957,831
Regional Diversified Funding
   (Cayman Islands), Sr.
   Notes, 9.25%, 03/15/30(d)                               1,433,333         778,498
Regional Diversified Funding
   (Cayman Islands)-Class
   A-1a, Sr. Sec. Floating
   Rate Notes, 3.87%
   (Acquired 3/21/2005; Cost
   $393,174)(d)(e)                                           393,174         115,741
Twin Reefs Pass-Through Trust,
   Floating Rate Pass Through
   Ctfs., 5.29% (Acquired
   12/07/04-10/03/06; Cost
   $1,104,600)(d)(f)(e)                                    1,110,000         112,387
Two-Rock Pass-Through Trust
   (Bermuda), Floating Rate
   Pass Through Ctfs., 3.74%
   (Acquired 11/10/06 Cost
   $971,145)(d)(f)(e)                                        970,000          20,613
UFJ Finance Aruba AEC
   (Japan), Unsec. Gtd. Sub.
   Euro Bonds, 8.75% (f)                                     470,000         469,217
Windsor Financing LLC, Sr.
   Sec. Gtd. Notes, 5.88%,
   07/15/17(d)                                               633,301         638,171
                                                                       -------------
                                                                          30,366,916
                                                                       -------------

                                                          PRINCIPAL
                                                           AMOUNT          VALUE
                                                        ------------   -------------
PACKAGED FOODS & MEATS-0.73%
Kraft Foods Inc.,
   Sr. Unsec. Notes,
   6.13%, 08/23/18                                      $  1,605,000   $   1,346,107
   6.88%, 01/26/39                                         1,605,000       1,262,305
                                                                       -------------
                                                                           2,608,412
                                                                       -------------
PAPER PRODUCTS-0.10%
International Paper Co., Sr.
   Unsec. Unsub. Notes,
   5.13%, 11/15/12                                           430,000         358,143
                                                                       -------------
PROPERTY & CASUALTY INSURANCE-4.51%
Chubb Corp.,
   Sr. Notes,
   5.75%, 05/15/18                                           660,000         543,687
   -Series 1,
   Sr. Notes,
   6.50%, 05/15/38                                           660,000         516,581
CNA Financial Corp., Sr.
   Unsec. Unsub. Notes,
   6.60%, 12/15/08                                         6,252,000       6,249,975
First American Capital Trust
   I, Jr. Gtd. Sub. Trust
   Pfd. Capital Securities,
   8.50%, 04/15/12                                         3,265,000       3,242,444
North Front Pass-Through
   Trust, Sec. Pass Through
   Ctfs., 5.81%, 12/15/24(d)                                 900,000         837,114
Oil Casualty Insurance Ltd.
   (Bermuda), Unsec. Gtd.
   Bonds, 8.00%, 09/15/34(d)                               2,197,000       2,014,102
Oil Insurance Ltd., Notes,
   7.56% (d)(f)                                            4,285,000       2,370,620
QBE Capital Funding II L.P.
   (Australia), Unsec. Gtd.
   Sub. Bonds, 6.80% (d)(f)                                  250,000         100,391
Travelers Cos. Inc.
   (The)-Series C, Sr. Unsec.
   Unsub. Medium-Term Notes,
   6.38%, 12/15/08                                           200,000         199,866
                                                                       -------------
                                                                          16,074,780
                                                                       -------------
REGIONAL BANKS-4.00%
Banponce Trust I-Series A,
   Jr. Gtd. Sub. Trust Pfd.
   Capital Securities, 8.33%,
   02/01/27                                                2,000,000       1,673,801
Cullen/Frost Capital Trust
   I, Jr. Unsec. Gtd. Sub.
   Floating Rate Notes,
   4.36%, 03/01/34(e)                                      2,925,000       1,048,320
PNC Capital Trust C, Unsec.
   Gtd. Sub. Floating Rate
   Trust Pfd. Capital
   Securities, 3.38%,
   06/01/28(e)                                               125,000          90,308
PNC Preferred Funding Trust
   I, Sr. Unsec. Notes, 8.70%
   (d)(f)                                                  2,000,000       1,631,432
Popular North America Inc.,
   Series F, Sr. Unsec. Gtd.
   Medium-Term Notes, 5.65%,
   04/15/09                                                  735,000         725,923
Silicon Valley Bank,
   Sr. Unsec. Unsub. Notes,
   5.70%, 06/01/12                                         3,800,000       3,396,824
   Unsec. Sub. Notes,
   6.05%, 06/01/17                                         1,510,000       1,089,166

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM CORE BOND FUND

                                                          PRINCIPAL
                                                           AMOUNT          VALUE
                                                        ------------   -------------
REGIONAL BANKS-(CONTINUED)
TCF National Bank, Sub.
   Notes, 5.00%, 06/15/14                               $    125,000   $     117,289
US AgBank FCB-Series 1,
   Notes, 6.11% (d)(f)                                     1,000,000         461,050
Western Financial Bank,
   Unsec. Sub. Capital Deb.,
   9.63%, 05/15/12                                         4,286,000       4,055,073
                                                                       -------------
                                                                          14,289,186
                                                                       -------------
REINSURANCE-0.09%
Stingray Pass-Through Trust,
   Pass Through Ctfs., 5.90%,
   01/12/15 (Acquired
   02/16/07 Cost
   $1,693,873)(d)                                          2,400,000         336,000
RESEARCH & CONSULTING SERVICES-0.81%
Erac USA Finance Co.,
   Sr. Unsec. Gtd. Notes,
   7.00%, 10/15/37(d)                                      2,000,000       1,298,774
   Unsec. Gtd. Notes,
   5.80%, 10/15/12(d)                                      1,810,000       1,607,083
                                                                       -------------
                                                                           2,905,857
                                                                       -------------
SPECIALIZED FINANCE-1.27%
CIT Group Inc., Sr. Unsec.
   Unsub. Medium-Term Notes,
   5.00%, 11/24/08                                         2,300,000       2,268,444
National Rural Utilities
   Cooperative Finance Corp.,
   Sec. Trust Pfd. Bond,
   10.38%, 11/01/18                                        2,130,000       2,257,405
                                                                       -------------
                                                                           4,525,849
                                                                       -------------
SPECIALTY CHEMICALS-0.30%
ICI Wilmington Inc., Sr.
   Unsec. Gtd. Unsub. Global
   Notes, 4.38%, 12/01/08                                    382,000         380,817
Valspar Corp.,
   Sr. Unsec. Unsub. Notes,
   5.63%, 05/01/12                                           350,000         349,222
   6.05%, 05/01/17                                           350,000         330,075
                                                                       -------------
                                                                           1,060,114
                                                                       -------------
SPECIALTY PROPERTIES-0.49%
HCP, Inc., Sr. Unsec.
   Medium-Term Notes, 6.70%,
   01/30/18                                                1,370,000       1,034,888
Health Care REIT Inc., Sr.
   Unsec. Notes, 5.88%,
   05/15/15                                                  905,000         727,861
                                                                       -------------
                                                                           1,762,749
                                                                       -------------
STEEL-0.46%
United States Steel Corp.,
   Sr. Unsec. Notes, 5.65%,
   06/01/13                                                2,070,000       1,637,197

                                                          PRINCIPAL
                                                           AMOUNT          VALUE
                                                        ------------   -------------
THRIFTS & MORTGAGE FINANCE-1.59%
Countrywide Financial Corp.,
   Sr. Unsec. Gtd. Unsub. Floating
   Rate Medium-Term Notes,
   4.35%, 01/05/09(e)                                   $  3,120,000   $   3,065,400
   Sr. Unsec. Gtd. Unsub.
   Medium-Term Global Notes,
   5.80%, 06/07/12                                         1,940,000       1,804,200
PMI Capital I-Series A, Gtd.
   Trust Pfd. Capital
   Securities, 8.31%, 02/01/27                             1,000,000         787,241
                                                                       -------------
                                                                           5,656,841
                                                                       -------------
TOBACCO-1.10%
Philip Morris International Inc.,
   Sr. Unsec. Unsub. Global Notes,
   4.88%, 05/16/13                                         2,080,000       1,941,047
   5.65%, 05/16/18                                         2,310,000       1,972,643
                                                                       -------------
                                                                           3,913,690
                                                                       -------------
TRUCKING-2.62%
Roadway Corp., Sr. Sec. Gtd.
   Global Notes, 8.25%,
   12/01/08                                                7,685,000       7,689,266
Stagecoach Transport
   Holdings PLC (United
   Kingdom), Unsec. Unsub.
   Yankee Notes, 8.63%,
   11/15/09                                                1,570,000       1,644,755
                                                                       -------------
                                                                           9,334,021
                                                                       -------------
WIRELESS TELECOMMUNICATION SERVICES-1.22%
Nextel Communications,
   Inc.-Series D, Sr. Unsec.
   Gtd. Notes, 7.38%, 08/01/15                             5,981,000       3,303,639
Sprint Nextel Corp., Sr.
   Unsec. Bonds, 9.25%,
   04/15/22                                                1,694,000       1,053,050
                                                                       -------------
                                                                           4,356,689
                                                                       -------------
     Total Bonds & Notes
     (Cost $296,874,985)                                                 242,922,925
                                                                       -------------
U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED
   SECURITIES-42.57%
FEDERAL HOME LOAN MORTGAGE
   CORP. (FHLMC)-22.71%
   Pass Through Ctfs.,
   6.00%, 08/01/14 to 02/01/34                             2,206,822       2,214,898
   5.50%, 05/01/16 to 02/01/37                                81,325          81,693
   6.50%, 05/01/16 to 08/01/32                                77,264          79,063
   7.00%, 06/01/16 to 10/01/34                             5,347,089       5,528,425
   7.50%, 04/01/17 to 03/01/32                             1,971,057       2,092,833
   6.50%, 10/01/17 to 08/01/34(g)                            332,074         338,719
   5.00%, 07/01/34                                         1,525,123       1,445,991
   Pass Through Ctfs., TBA,
   5.00%, 11/01/38(h)                                     11,420,000      10,807,957
   6.00%, 11/01/38(h)                                     15,000,000      14,974,215
   5.50%, 12/01/38(h)                                     44,609,000      43,458,935
                                                                       -------------
                                                                          81,022,729
                                                                       -------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM CORE BOND FUND

                                                          PRINCIPAL
                                                           AMOUNT          VALUE
                                                        ------------   -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-16.85%
   Pass Through Ctfs.,
   6.00%, 05/01/09 to 03/01/37                          $    328,815   $     328,770
   7.50%, 11/01/15 to 08/01/36                             2,794,540       2,944,071
   7.00%, 12/01/15 to 02/01/34                             3,111,189       3,220,014
   6.50%, 05/01/16 to 01/01/37                             1,173,445       1,200,615
   5.00%, 03/01/18 to 02/01/19                               808,030         794,815
   5.00%, 07/01/18 to 07/01/18(g)                            340,602         335,958
   5.50%, 11/01/18 to 03/01/21                               558,163         559,772
   8.00%, 08/01/21 to 08/01/31                                19,562          20,667
   8.00%, 04/01/32(g)                                         23,353          24,688
   7.00%, 02/01/33(g)                                        184,705         191,080
   Pass Through Ctfs., TBA,
   5.50%, 11/01/23 to 11/01/38(h)                         10,000,000       9,870,310
   6.00%, 11/01/23 to 12/01/38(h)                         16,482,000      16,482,961
   5.00%, 11/01/38(h)                                     12,200,000      11,557,597
   6.50%, 11/01/38(h)                                      8,000,000       8,108,752
   7.00%, 12/01/38(h)                                      4,349,000       4,479,470
                                                                       -------------
                                                                          60,119,540
                                                                       -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)-3.01%
   Pass Through Ctfs.,
   7.50%, 06/15/23 to 05/15/32                               108,646         115,034
   8.50%, 02/15/25                                            29,455          31,730
   8.00%, 08/15/25                                             4,403           4,717
   6.56%, 01/15/27                                           240,121         243,379
   7.00%, 04/15/28 to 06/15/37                             2,236,911       2,295,269
   6.00%, 11/15/28 to 02/15/33                               428,319         429,778
   6.50%, 01/15/29 to 03/15/37                             5,542,987       5,633,444
   5.50%, 12/15/33 to 06/15/35                             1,521,548       1,495,075
   5.00%, 07/15/35 to 08/15/35                               514,700         492,160
                                                                       -------------
                                                                          10,740,586
                                                                       -------------
      Total U.S. Government Sponsored
         Mortgage-Backed Securities
         (Cost $153,039,181)                                             151,882,855
                                                                       -------------

                                                           SHARES
                                                        ------------
PREFERRED STOCKS-9.12%
OFFICE SERVICES & SUPPLIES-2.09%
Pitney Bowes International
   Holdings Inc., -Series D,
   4.85% Pfd.                                                     77       7,435,743
                                                                       -------------
OTHER DIVERSIFIED FINANCIAL SERVICES-6.24%
Auction Pass Through Trust,
   Series 2007-T2, Class A,
   7.87% Pfd.,
   (Acquired
   12/14/07-01/29/08; Cost
   $13,982,872)(d)(e)                                            186      12,090,558
   Series 2007-T3, Class A,
   7.85% Pfd.,
   (Acquired
   10/22/07-01/29/08; Cost
   $13,888,869)(d)(e)                                            185      10,174,630
                                                                       -------------
                                                                          22,265,188
                                                                       -------------

                                                            SHARES         VALUE
                                                        ------------   -------------
SPECIALIZED FINANCE-0.11%
Agfirst Farm Credit Bank -Class B,
   6.59% Pfd.(d)                                           1,000,000   $     402,600
                                                                       -------------
WIRELESS TELECOMMUNICATION
  SERVICES-0.68%
Telephone & Data Systems, Inc.
   -Series A, 7.60% Pfd.                                     161,000       2,439,150
                                                                       -------------
      Total Preferred Stocks
         (Cost $40,002,805)                                               32,542,681
                                                                       -------------

                                                          PRINCIPAL
                                                           AMOUNT
                                                        ------------
COMMERCIAL PAPER-7.31%(i)
DIVERSIFIED CHEMICALS-1.13%
Dow Chemical Co., 6.05%,
   11/03/08                                             $  4,030,000       4,028,645
                                                                       -------------
ELECTRIC UTILITIES-1.62%
Idaho Power Co., 6.45%,
   11/24/08                                                3,350,000       3,336,195
Progress Energy, Inc.,
   6.50%, 11/10/08(d)                                      2,450,000       2,446,019
                                                                       -------------
                                                                           5,782,214
                                                                       -------------
FOOD RETAIL-0.52%
Safeway Inc., 5.45%,
   11/04/08(d)                                             1,850,000       1,849,160
                                                                       -------------
HOUSEHOLD APPLIANCES-0.69%
Whirlpool Corp., 6.45%,
   11/17/08(d)                                             2,450,000       2,442,977
                                                                       -------------
MANAGED HEALTH CARE-0.93%
UnitedHealth Group Inc,
   6.60%, 12/01/08(d)                                      3,350,000       3,331,575
                                                                       -------------
OIL & GAS DRILLING-0.68%
Transocean Inc., 6.15%,
   11/24/08(d)                                             2,450,000       2,440,374
                                                                       -------------
OTHER DIVERSIFIED FINANCIAL SERVICES-0.80%
Virginia Electric & Power
   Co., 6.06%, 11/05/08                                    2,850,000       2,848,081
                                                                       -------------
PACKAGED FOODS & MEATS-0.94%
Heinz HJ Finance Co, 6.10%,
   11/06/08(d)                                             3,360,000       3,357,153
                                                                       -------------
      Total Commercial Paper
         (Cost $26,080,179)                                               26,080,179
                                                                       -------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM CORE BOND FUND

                                                          PRINCIPAL
                                                           AMOUNT          VALUE
                                                        ------------   -------------
ASSET-BACKED SECURITIES-2.91%
ASSET-BACKED SECURITIES - LOANS-0.50%
Wirefree Partners III
   CDO-Series 2005-1A, Notes,
   6.00%, 11/17/19(d)                                   $  2,478,569   $   1,794,343
                                                                       -------------
COLLATERALIZED MORTGAGE
   OBLIGATIONS-0.65%
Morgan Stanley Capital
   I-Series 2008-T29, Class
   A1, Pass Through Ctfs.,
   6.23%, 01/11/43(d)                                      2,489,980       2,318,558
                                                                       -------------
CREDIT CARDS-0.06%
Citibank Credit Card
   Issuance Trust, Series
   2006 Class C4, 4.33%,
   01/09/12                                                  250,000         224,217
                                                                       -------------
HOME EQUITY LOAN-1.03%
Countrywide Asset-Backed
   Certificates, Series
   2007-4, Class A1B, Pass
   Through Ctfs., 5.81%,
   09/25/37                                                2,053,063       2,068,288
Option One Mortgage
   Securities Corp., Series
   2007-4A, Floating Rate
   Notes, 3.36%,
   04/25/12(d)(e)                                            628,489         377,093
Structured Asset Securities
   Corp., Series 2007-OSI,
   Class A2, Floating Rate
   Pass Through Ctfs., 3.35%,
   06/25/37(e)                                             1,337,061       1,207,629
                                                                       -------------
                                                                           3,653,010
                                                                       -------------
OTHER DIVERSIFIED FINANCIAL SERVICES-0.67%
Citicorp Lease Pass-Through
   Trust, Series 1999-1,
   Class A2, Pass Through
   Ctfs., 8.04%, 12/15/19(d)                               2,810,000       2,388,691
                                                                       -------------
      Total Asset-Backed Securities
         (Cost $12,478,276)                                               10,378,819
                                                                       -------------
U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-1.03%
STUDENT LOAN MARKETING
   ASSOCIATION-1.03%
Sr. Unsec. Unsub. Floating
   Rate Medium-Term Notes,
   1.52%, 12/15/08(e)                                      1,110,000       1,108,096
Sr. Unsec. Unsub.
  Medium-Term Notes, 5.05%,
  11/14/14                                                 1,220,000         755,724
Series A, Sr. Unsec. Unsub.
   Medium-Term Notes, 4.00%,
   01/15/09                                                1,900,000       1,812,491
                                                                       -------------
      Total U.S. Government Sponsored
         Agency Securities
         (Cost $4,097,785)                                                 3,676,311
                                                                       -------------

                                                          PRINCIPAL
                                                           AMOUNT          VALUE
                                                        ------------   -------------
U.S. TREASURY SECURITIES-0.63%
U.S. TREASURY BILLS-0.01%
1.83%, 11/13/08(g)(i)                                   $     25,000   $      24,985
                                                                       -------------
U.S. TREASURY NOTES-0.62%
3.25%, 01/15/09(j)                                           450,000         452,408
6.00%, 08/15/09                                              350,000         362,496
2.00%, 02/28/10(j)                                         1,400,000       1,409,406
                                                                       -------------
                                                                           2,224,310
                                                                       -------------
    Total U.S. Treasury Securities
      (Cost $2,248,422)                                                    2,249,295
                                                                       -------------
MUNICIPAL OBLIGATIONS-0.18%
Detroit (City of), Michigan;
   Series 2005 A-1 Taxable
   Capital Improvement Limited
   Tax GO (INS-Ambac Assurance Corp.)(b)                     390,000         281,759
Industry (City of), California
   Urban Development Agency
   (Project No. 3); Series 2003
   Taxable Allocation RB
   (INS-MBIA Insurance Corp.)(b)                             450,000         363,893
                                                                       -------------
      Total Municipal Obligations
         (Cost $849,674)                                                     645,652
                                                                       -------------

                                                           SHARES
                                                        ------------
MONEY MARKET FUNDS-2.63%
Liquid Assets Portfolio
   -Institutional Class(k)                                 4,699,862       4,699,862
Premier Portfolio
   -Institutional Class(k)                                 4,699,862       4,699,862
                                                                       -------------
      Total Money Market Funds
         (Cost $9,399,724)                                                 9,399,724
                                                                       -------------
TOTAL INVESTMENTS-134.46%
  (Cost $545,071,031)                                                    479,778,441
                                                                       -------------
OTHER ASSETS LESS
LIABILITIES-(34.46)%                                                    (122,956,431)
                                                                       -------------
NET ASSETS-100.00%                                                     $ 356,822,010
                                                                       -------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM CORE BOND FUND

Investment Abbreviations:

CDO    -- Collateralized Debt Obligation
Ctfs.  -- Certificates
Conv.  -- Convertible
Deb.   -- Debentures
GO     -- General Obligation Bonds
Gtd.   -- Guaranteed
INS    -- Insurer
Jr.    -- Junior
Pfd.   -- Preferred
RB     -- Revenue Bonds
REIT   -- Real Estate Investment Trust
Sec.   -- Secured
Sr.    -- Senior
Sub.   -- Subordinated
TBA    -- To Be Announced
Unsec. -- Unsecured
Unsub. -- Unsubordinated

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) Principal and/or interest payments are secured by the bond insurance company listed.

(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at October 31, 2008 represented 0.56% of the Fund's Net Assets. See Note 1A.

(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2008 was $104,527,189, which represented 29.29% of the Fund's Net Assets.

(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2008.

(f)  Perpetual bond with no specified maturity date.

(g) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(h) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(i) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(j) A portion of the principal balance was pledged as collateral for open credit default swap contracts. See Note 1F and Note 4.

(k) The money market fund and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM CORE BOND FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM CORE BOND FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS - The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

          In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

          Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

AIM CORE BOND FUND

          At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

          Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

E. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F. SWAP AGREEMENTS - The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

          Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

G. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM CORE BOND FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, October 31, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES   OTHER INVESTMENTS*
-----------   -------------------------   ------------------
  Level 1            $ 11,838,874            $    84,888
  Level 2             465,937,127             (1,687,886)
  Level 3               2,002,440                     --
                     ------------            -----------
                     $479,778,441            $(1,602,998)
                     ------------            -----------

* Other investments include futures and swap contracts, which are included at unrealized appreciation/(depreciation).

NOTE 3 -- FUTURES CONTRACTS AT PERIOD-END

                                  OPEN FUTURES CONTRACTS
-----------------------------------------------------------------------------------------
                                                                             UNREALIZED
                              NUMBER OF         MONTH/                      APPRECIATION
          CONTRACT            CONTRACTS       COMMITMENT         VALUE     (DEPRECIATION)
---------------------------   ---------   -----------------   ----------   --------------
U.S. Treasury 5 Year Notes       26        December-08/Long   $2,944,703      $(20,574)
U.S. Treasury 10 Year Notes      11        December-08/Long    1,243,859       (26,322)
                                                                              --------
   SUBTOTAL                                                   $4,188,562      $(46,896)
                                                                              --------
U.S. Treasury Long Bonds         51       December-08/Short   $5,769,375      $131,784
                                                                              --------
   TOTAL                                                                      $ 84,888
                                                                              ========

AIM CORE BOND FUND

NOTE 4 -- CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END

                                          OPEN CREDIT DEFAULT SWAP AGREEMENTS
-----------------------------------------------------------------------------------------------------------------------
                                                                                              NOTIONAL     UNREALIZED
                                                     BUY/SELL    (PAY)/RECEIVE   EXPIRATION    AMOUNT     APPRECIATION
       COUNTERPARTY            REFERENCE ENTITY     PROTECTION     FIXED RATE       DATE        (000)    (DEPRECIATION)
--------------------------   --------------------   ----------   -------------   ----------   --------   --------------
Merrill Lynch                AMBAC Financial
   International             Group, Inc.               Sell         2.30%        12/20/2008    $ 4,630    $  (116,858)

Merrill Lynch                AMBAC Financial
   International             Group, Inc.               Sell         6.75%        12/20/2008      2,325        (43,848)

Merrill Lynch                Assured Guaranty                       5.00         03/20/2009      2,845       (134,836)
   International             Corp.                     Sell

Merrill Lynch
   International             Morgan Stanley            Sell         2.30         12/20/2008      5,620        (31,933)

UBS AG                       AMBAC Financial
                             Group, Inc.               Sell        11.00         12/20/2008        835        (10,660)

UBS AG                       Istar Financial Inc.      Sell         5.00%(a)     03/20/2009      2,880       (286,311)

UBS AG                       MBIA Inc.                 Sell         7.10         12/20/2008      4,280        (43,225)

UBS AG                       Pulte Homes Inc.          Sell         4.20%        12/20/2008      4,615          1,583
                                                                                               -------    -----------
      SUBTOTAL PROTECTION SELL                                                                 $28,030    $  (666,088)
                                                                                               -------    -----------
Bank of America, N.A.        AMBAC Financial
                             Group, Inc.               Buy         (5.00)(b)     12/20/2008      3,110       (286,233)

Bank of America, N.A.        AMBAC Financial
                             Group, Inc.               Buy         (5.00)(c)     12/20/2008      1,305       (109,013)

Bank of America, N.A.        CDX North America
                             Investment Grade
                             Volatility Index          Buy         (1.50)(d)     12/20/2013     24,000       (142,705)

Morgan Stanley & Co.         CDX North America
   International PLC         Investment Grade
                             Volatility Index          Buy         (1.50)(e)     12/20/2013     24,000       (163,551)

UBS AG                       AMBAC Financial
                             Group, Inc.               Buy         (5.00)(f)     12/20/2008    $ 1,555    $  (143,116)

UBS AG                       CDX North America
                             Investment Grade
                             Volatility Index          Buy         (1.50)(g)     12/20/2013     26,000       (177,180)
                                                                                               -------    -----------
      SUBTOTAL PROTECTION BUY                                                                  $79,970    $(1,021,798)
                                                                                               -------    -----------
   TOTAL CREDIT DEFAULT SWAP AGREEMENTS                                                                   $(1,687,886)
                                                                                                          ===========

(a)  Unamortized premium at period-end of $88,940.

(b)  Unamortized discount at period-end of $352,634.

(c)  Unamortized discount at period-end of $136,891.

(d)  Unamortized discount at period-end of $700,307.

(e)  Unamortized discount at period-end of $721,158.

(f)  Unamortized discount at period-end of $176,317.

(g)  Unamortized discount at period-end of $781,253.

AIM CORE BOND FUND

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended October 31, 2008 was $31,892,295 and $64,619,448, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

           UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
     ------------------------------------------------------------------------------------------
     Aggregate unrealized appreciation of investment securities                    $    977,150
     ------------------------------------------------------------------------------------------
     Aggregate unrealized (depreciation) of investment securities                   (65,549,501)
     ------------------------------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investment securities           $(64,572,351)
     __________________________________________________________________________________________
     ==========================================================================================
     Cost of investments for tax purposes is $544,350,792.

                                AIM DYNAMICS FUND
            Quarterly Schedule of Portfolio Holdings October 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            I-DYN-QTR-1 10/08           Invesco Aim Advisors, Inc.

AIM DYNAMICS FUND

SCHEDULE OF INVESTMENTS (a)
October 31, 2008
(Unaudited)

                                                           SHARES           VALUE
                                                        ------------   --------------
COMMON STOCKS-95.93%
AEROSPACE & DEFENSE-1.07%
Precision Castparts Corp.                                    160,243   $   10,385,349
                                                                       --------------
APPAREL RETAIL-2.52%
Aeropostale, Inc. (b)                                        521,039       12,614,354
Guess?, Inc.                                                 257,164        5,598,460
Urban Outfitters, Inc. (b)                                   289,762        6,299,426
                                                                       --------------
                                                                           24,512,240
                                                                       --------------
APPAREL, ACCESSORIES & LUXURY GOODS-2.26%
Gildan Activewear Inc. (Canada)(b)                           326,746        7,585,923
Hanesbrands, Inc. (b)                                        825,056       14,413,728
                                                                       --------------
                                                                           21,999,651
                                                                       --------------
APPLICATION SOFTWARE-3.99%
Amdocs Ltd. (b)                                              488,015       11,009,619
ANSYS, Inc. (b)                                              398,048       11,396,114
Solera Holdings Inc. (b)                                     661,451       16,463,515
                                                                       --------------
                                                                           38,869,248
                                                                       --------------
ASSET MANAGEMENT & CUSTODY BANKS-1.58%
Affiliated Managers Group, Inc. (b)                          233,841       10,845,546
Riskmetrics Group Inc. (b)                                   297,296        4,581,331
                                                                       --------------
                                                                           15,426,877
                                                                       --------------
AUTOMOTIVE RETAIL-1.39%
O'Reilly Automotive, Inc. (b)                                501,166       13,586,610
                                                                       --------------
BIOTECHNOLOGY-2.68%
Genzyme Corp. (b)                                            200,696       14,626,724
United Therapeutics Corp. (b)                                132,000       11,514,360
                                                                       --------------
                                                                           26,141,084
                                                                       --------------
CASINOS & GAMING-1.04%
Scientific Games Corp. -Class A (b)                          564,561       10,162,098
                                                                       --------------
COMMUNICATIONS EQUIPMENT-1.76%
CommScope, Inc. (b)                                          431,397        6,345,850
Juniper Networks, Inc. (b)                                   575,229       10,779,791
                                                                       --------------
                                                                           17,125,641
                                                                       --------------
COMPUTER & ELECTRONICS RETAIL-0.96%
GameStop Corp. -Class A (b)                                  342,825        9,389,977
                                                                       --------------
COMPUTER STORAGE & PERIPHERALS-1.31%
Logitech International S.A. (Switzerland)(b)                 212,051        3,189,029
NetApp, Inc. (b)                                             707,824        9,576,859
                                                                       --------------
                                                                           12,765,888
                                                                       --------------

                                                           SHARES          VALUE
                                                        ------------   --------------
CONSTRUCTION & ENGINEERING-1.80%
Foster Wheeler Ltd. (b)                                      103,107   $    2,825,132
Quanta Services, Inc. (b)                                    464,668        9,181,840
Shaw Group Inc. (The) (b)                                    311,504        5,572,806
                                                                       --------------
                                                                           17,579,778
                                                                       --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-1.20%
Bucyrus International, Inc.                                  328,868        7,935,585
Joy Global Inc.                                              131,318        3,805,595
                                                                       --------------
                                                                           11,741,180
                                                                       --------------
CONSUMER FINANCE-1.21%
SLM Corp. (b)                                              1,105,688       11,797,691
                                                                       --------------
DATA PROCESSING & OUTSOURCED SERVICES-1.95%
Alliance Data Systems Corp. (b)                              378,701       18,995,642
                                                                       --------------
DISTRIBUTORS-1.08%
LKQ Corp. (b)                                                915,961       10,478,594
                                                                       --------------
DIVERSIFIED SUPPORT SERVICES-0.48%
Copart, Inc. (b)                                             133,715        4,666,654
                                                                       --------------
DRUG RETAIL-1.79%
Shoppers Drug Mart Corp. (Canada)                            449,300       17,480,726
                                                                       --------------
EDUCATION SERVICES-3.51%
Apollo Group Inc. -Class A (b)                               269,266       18,716,680
ITT Educational Services, Inc. (b)                           176,481       15,468,559
                                                                       --------------
                                                                           34,185,239
                                                                       --------------
ELECTRONIC COMPONENTS-1.18%
Amphenol Corp. -Class A                                      401,352       11,498,735
                                                                       --------------
ENVIRONMENTAL & FACILITIES SERVICES-1.70%
Allied Waste Industries, Inc. (b)                          1,099,873       11,460,677
Republic Services, Inc.                                      217,408        5,152,569
                                                                       --------------
                                                                           16,613,246
                                                                       --------------
FERTILIZERS & AGRICULTURAL CHEMICALS-0.41%
Intrepid Potash, Inc. (b)                                    181,990        3,956,463
                                                                       --------------
GENERAL MERCHANDISE STORES-1.47%
Dollar Tree, Inc. (b)                                        377,486       14,352,018
                                                                       --------------
HEALTH CARE SERVICES-4.67%
Amedisys, Inc. (b)                                           169,702        9,572,890
DaVita, Inc. (b)                                             185,535       10,529,111
Express Scripts, Inc. (b)                                    186,551       11,306,856
Laboratory Corp. of America Holdings (b)                     228,784       14,067,928
                                                                       --------------
                                                                           45,476,785
                                                                       --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM DYNAMICS FUND

                                                           SHARES           VALUE
                                                        ------------   --------------
HOUSEWARES & SPECIALTIES-1.54%
Jarden Corp. (b)                                             841,410   $   14,977,098
                                                                       --------------
HUMAN RESOURCE & EMPLOYMENT SERVICES-0.50%
Robert Half International, Inc.                              258,883        4,885,122
                                                                       --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-1.79%
Dynegy Inc. -Class A (b)                                     819,172        2,981,786
                                                                       --------------
KGEN Power Corp. (Acquired
   01/12/07; Cost $13,478,402)(b)(c)(d)                      962,743       14,441,145
                                                                       --------------
                                                                           17,422,931
                                                                       --------------
INDUSTRIAL MACHINERY-0.52%
Flowserve Corp.                                               88,444        5,034,232
                                                                       --------------
INTERNET SOFTWARE & SERVICES-0.56%
Google Inc. -Class A (b)                                      15,244        5,478,084
                                                                       --------------
INVESTMENT BANKING & BROKERAGE-3.25%
Lazard Ltd. -Class A  (Bermuda)                              475,172       14,335,939
Morgan Stanley                                               296,645        5,182,388
TD Ameritrade Holding Corp. (b)                              916,395       12,178,890
                                                                       --------------
                                                                           31,697,217
                                                                       --------------
IT CONSULTING & OTHER SERVICES-1.12%
Cognizant Technology Solutions
  Corp. -Class A (b)                                         566,088       10,868,890
                                                                       --------------
LIFE SCIENCES TOOLS & SERVICES-2.23%
Pharmaceutical Product
   Development, Inc.                                         409,717       12,693,033
Waters Corp. (b)                                             206,528        9,045,926
                                                                       --------------
                                                                           21,738,959
                                                                       --------------
MANAGED HEALTH CARE-2.03%
Aveta, Inc.  (Acquired 12/21/05
   - 02/21/06; Cost $18,389,812)(b)(c)(d)                  1,340,000        8,040,000
Humana Inc. (b)                                              396,334       11,727,523
                                                                       --------------
                                                                           19,767,523
                                                                       --------------
METAL & GLASS CONTAINERS-5.05%
Crown Holdings, Inc. (b)                                   1,021,265       20,609,128
Owens-Illinois, Inc. (b)                                     441,762       10,107,514
Pactiv Corp. (b)                                             786,802       18,537,055
                                                                       --------------
                                                                           49,253,697
                                                                       --------------
OIL & GAS DRILLING-1.51%
Noble Corp.                                                  456,000       14,687,760
                                                                       --------------
OIL & GAS EQUIPMENT & SERVICES-3.35%
FMC Technologies, Inc. (b)                                   365,023       12,772,155
IHS Inc. -Class A (b)                                        341,261       12,077,227
Smith International, Inc.                                    227,077        7,829,615
                                                                       --------------
                                                                           32,678,997
                                                                       --------------

                                                           SHARES          VALUE
                                                        ------------   --------------
OIL & GAS EXPLORATION & PRODUCTION-2.90%
Continental Resources, Inc. (b)                              256,433   $    8,305,865
Range Resources Corp.                                         61,254        2,586,144
Southwestern Energy Co. (b)                                  486,277       17,321,186
                                                                       --------------
                                                                           28,213,195
                                                                       --------------
OIL & GAS STORAGE & TRANSPORTATION-1.69%
Williams Cos., Inc. (The)                                    783,499       16,429,974
                                                                       --------------
PERSONAL PRODUCTS-1.41%
Estee Lauder Cos. Inc. (The)
   -Class A                                                  380,841       13,725,510
                                                                       --------------
PUBLISHING-1.20%
McGraw-Hill Cos., Inc. (The)                                 436,381       11,712,466
                                                                       --------------
REGIONAL BANKS-0.68%
Fifth Third Bancorp                                          607,795        6,594,576
                                                                       --------------
RESEARCH & CONSULTING SERVICES-1.05%
Equifax Inc.                                                 391,287       10,204,765
                                                                       --------------
RESTAURANTS-1.20%
Burger King Holdings Inc.                                    586,762       11,664,829
                                                                       --------------
SECURITY & ALARM SERVICES-1.93%
Corrections Corp. of America (b)                             985,750       18,837,683
                                                                       --------------
SEMICONDUCTOR EQUIPMENT-2.66%
ASML Holding N.V. (Netherlands)                              605,818       10,571,225
Lam Research Corp. (b)                                       687,786       15,378,895
                                                                       --------------
                                                                           25,950,120
                                                                       --------------
SEMICONDUCTORS-2.83%
Altera Corp.                                                 728,624       12,641,626
Intersil Corp. -Class A                                      782,056       10,706,347
Maxim Integrated Products, Inc.                              313,074        4,257,806
                                                                       --------------
                                                                           27,605,779
                                                                       --------------
SPECIALIZED FINANCE-2.22%
Moody's Corp.                                                620,243       15,878,221
MSCI Inc.- Class A (b)                                       331,583        5,716,491
                                                                       --------------
                                                                           21,594,712
                                                                       --------------
SPECIALTY STORES-0.58%
Ulta Salon, Cosmetics &
   Fragrance, Inc. (b)                                       643,061        5,671,798
                                                                       --------------
SYSTEMS SOFTWARE-3.32%
Check Point Software
   Technologies Ltd. (Israel)(b)                             775,609       15,682,814
McAfee Inc. (b)                                              513,587       16,717,257
                                                                       --------------
                                                                           32,400,071
                                                                       --------------
TRUCKING-3.79%
Con-way Inc.                                                 367,291       12,502,586
Hunt (J.B.) Transport Services, Inc.                         339,094        9,640,442
Landstar System, Inc.                                        384,147       14,824,233
                                                                       --------------
                                                                           36,967,261
                                                                       --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM DYNAMICS FUND

                                                           SHARES          VALUE
                                                        ------------   --------------
WIRELESS TELECOMMUNICATION SERVICES-2.01%
American Tower Corp. -Class A (b)                            459,358   $   14,841,857
Crown Castle International Corp. (b)                         223,990        4,741,868
                                                                       --------------
                                                                           19,583,725
                                                                       --------------
   Total Common Stocks
      (Cost $1,185,502,880)                                               934,834,388
                                                                       --------------

                                                         PRINCIPAL
                                                           AMOUNT
                                                        ------------
U.S. TREASURY BILLS-0.14%
1.82%, 03/05/09 (e)
   (Cost $1,391,221)                                    $  1,400,000        1,397,429
                                                                       --------------

                                                           SHARES
                                                        ------------
MONEY MARKET FUNDS-3.50%
Liquid Assets Portfolio
  -Institutional Class(f)                                 17,029,981       17,029,981
Premier Portfolio
  -Institutional Class(f)                                 17,029,981       17,029,981
                                                                       --------------
    Total Money Market Funds
      (Cost $34,059,962)                                                   34,059,962
                                                                       --------------
TOTAL INVESTMENTS-99.57%
  (Cost $1,220,954,063)                                                   970,291,779
                                                                       --------------
OTHER ASSETS LESS LIABILITIES-0.43%                                         4,203,179
                                                                       --------------
NET ASSETS-100.00%                                                     $  974,494,958
                                                                       ==============

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2008 was $22,481,145, which represented 2.31% of the Fund's Net Assets.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at October 31, 2008 was $22,481,145, which represented 2.31% of the Fund's Net Assets. See Note 1A.

(e) Securities are traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f) The money market fund and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM DYNAMICS FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM DYNAMICS FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the

AIM DYNAMICS FUND

     Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, October 31, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
-----------   -------------------------
Level 1              $932,652,951
Level 2                15,157,683
Level 3                22,481,145
                     ------------
                     $970,291,779
                     ============

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended October 31, 2008 was $336,705,802 and $431,005,591, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

                UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
     ------------------------------------------------------------------------------------------------------
     Aggregate unrealized appreciation of investment securities                              $   42,003,072
     ------------------------------------------------------------------------------------------------------
     Aggregate unrealized (depreciation) of investment securities                              (293,054,637)
     ------------------------------------------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investment securities                     $ (251,051,565)
     ______________________________________________________________________________________________________
     ======================================================================================================
     Cost of investments for tax purposes is $1,221,343,344.

                           AIM GLOBAL REAL ESTATE FUND
            Quarterly Schedule of Portfolio Holdings October 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com              GRE-QTR-1 10/08           Invesco Aim Advisors, Inc.

AIM GLOBAL REAL ESTATE FUND

SCHEDULE OF INVESTMENTS
October 31, 2008
(Unaudited)

                                                           SHARES          VALUE
                                                        ------------   --------------
REAL ESTATE INVESTMENT TRUSTS, COMMON
   STOCKS & OTHER EQUITY INTERESTS-98.59%
AUSTRALIA-9.71%
CFS Retail Property Trust (a)                              3,432,265   $    4,677,845
Commonwealth Property Office Fund (a)                      1,451,220        1,281,751
GPT Group                                                  1,706,356          851,469
Stockland (a)                                              1,685,624        4,554,251
Westfield Group                                            2,083,918       23,161,605
                                                                       --------------
                                                                           34,526,921
                                                                       --------------
AUSTRIA-0.15%
Conwert Immobilien Invest S.E. (b)                           112,133          543,092
                                                                       --------------
BELGIUM-0.32%
Cofinimmo                                                      9,008        1,123,517
                                                                       --------------
CANADA-3.05%
Boardwalk Real Estate Investment
   Trust                                                      19,600          416,138
Canadian Real Estate Investment Trust                         66,900        1,382,211
Cominar Real Estate Investment Trust                          60,700          988,531
Primaris Retail Real Estate
   Investment Trust                                          127,900        1,282,121
RioCan Real Estate Investment Trust                          492,800        6,786,419
                                                                       --------------
                                                                           10,855,420
                                                                       --------------
FINLAND-0.24%
Citycon Oyj                                                  359,923          853,488
                                                                       --------------
FRANCE-5.27%
Gecina S.A.                                                   23,447        1,623,128
Societe Immobiliere de Location pour
   I'Industrie et le Commerce (a)                             17,479        1,561,528
Unibail-Rodamco (a)                                          103,266       15,553,155
                                                                       --------------
                                                                           18,737,811
                                                                       --------------
HONG KONG-10.84%
China Overseas Land & Investment Ltd.                      3,601,000        4,011,115
China Resources Land Ltd.                                    707,900          728,674
Hang Lung Properties Ltd.                                  3,335,000        8,058,440
Hongkong Land Holdings Ltd.                                  889,000        2,384,464
Hysan Development Co. Ltd.                                   880,000        1,360,087
Kerry Properties Ltd.                                        869,400        2,157,001
Link REIT (The)                                            3,269,000        5,695,237
Sino Land Co. Ltd.                                         1,228,000        1,053,025
Sun Hung Kai Properties Ltd.                               1,526,000       13,129,879
                                                                       --------------
                                                                           38,577,922
                                                                       --------------
ITALY-0.15%
Beni Stabili S.p.A. (a)                                      908,936          555,060
                                                                       --------------

                                                           SHARES           VALUE
                                                        ------------   --------------
JAPAN-14.46%
AEON Mall Co., Ltd. (a)                                       62,800   $    1,535,778
Japan Real Estate Investment Corp.                               527        4,681,053
Mitsubishi Estate Co. Ltd.                                 1,012,000       17,812,387
Mitsui Fudosan Co., Ltd.                                     918,000       15,803,516
Nippon Building Fund Inc.                                        643        6,234,010
Nomura Real Estate Office Fund, Inc.                             230        1,310,643
NTT Urban Development Corp. (a)                                2,016        2,045,044
Sumitomo Realty & Development Co.,
   Ltd.                                                      125,000        2,005,406
                                                                       --------------
                                                                           51,427,837
                                                                       --------------
LUXEMBOURG-0.13%
ProLogis European Properties                                 142,613          478,227
                                                                       --------------
NETHERLANDS-2.90%
Corio N.V.                                                   109,702        5,918,624
Eurocommercial Properties N.V.                                37,610        1,251,035
Plaza Centers N.V.                                            91,283           70,043
Wereldhave N.V.                                               36,906        3,070,661
                                                                       --------------
                                                                           10,310,363
                                                                       --------------
NEW ZEALAND-0.27%
Goodman Property Trust (a)                                 1,567,977          953,532
                                                                       --------------
SINGAPORE-2.15%
Ascendas Real Estate Investment Trust                      2,036,000        2,196,253
Capitaland Ltd.                                              883,000        1,744,040
CapitaMall Trust                                           2,308,000        3,021,971
Suntec Real Estate Investment Trust                        1,441,000          682,789
                                                                       --------------
                                                                            7,645,053
                                                                       --------------
SWEDEN-0.48%
Hufvudstaden A.B. (a)                                        269,003        1,705,336
                                                                       --------------
SWITZERLAND-0.48%
PSP Swiss Property AG (a)(b)                                  38,952        1,693,778
                                                                       --------------
UNITED KINGDOM-6.49%
British Land Co. PLC (a)                                     439,399        4,396,531
Derwent London PLC (a)                                       143,262        1,680,000
Hammerson PLC (a)                                            247,280        2,824,461
Land Securities Group PLC (a)                                483,556        8,487,110
Liberty International PLC (a)                                 83,165          919,148
Segro PLC (a)                                                706,840        3,189,644
Shaftesbury PLC (a)                                          298,428        1,599,919
                                                                       --------------
                                                                           23,096,813
                                                                       --------------
UNITED STATES-41.50%
Acadia Realty Trust                                           69,600        1,257,672
Alexandria Real Estate Equities, Inc. (a)                     63,100        4,386,712
AvalonBay Communities, Inc. (a)                               53,800        3,820,876
Boston Properties, Inc. (a)                                  120,100        8,512,688
BRE Properties, Inc. (a)                                     114,209        3,975,615
                                                                       --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM GLOBAL REAL ESTATE FUND

                                                           SHARES           VALUE
                                                        ------------   --------------
UNITED STATES-(CONTINUED)
Camden Property Trust (a)                                    123,100   $    4,149,701
DCT Industrial Trust Inc. (a)                                389,600        1,920,728
Digital Realty Trust, Inc. (a)                               119,900        4,014,252
Equity Residential                                           312,607       10,919,363
Essex Property Trust, Inc. (a)                                58,900        5,730,970
Federal Realty Investment Trust (a)                          123,400        7,560,718
HCP, Inc.                                                     19,600          586,628
Health Care REIT, Inc.                                       179,298        7,980,554
Home Properties, Inc. (a)                                      9,600          388,704
Host Hotels & Resorts Inc. (a)                               632,046        6,535,356
Kimco Realty Corp. (a)                                       271,400        6,128,212
Liberty Property Trust                                        96,300        2,296,755
Macerich Co. (The) (a)                                        56,400        1,659,288
Mack-Cali Realty Corp.                                        91,000        2,067,520
Mid-America Apartment Communities, Inc.                       73,300        2,583,092
Nationwide Health Properties, Inc.                           190,500        5,684,520
OMEGA Healthcare Investors, Inc.                              67,300        1,014,211
ProLogis                                                     131,000        1,834,000
Public Storage                                               123,400       10,057,100
Senior Housing Properties Trust (a)                          261,100        5,005,287
Simon Property Group, Inc.                                   212,200       14,223,766
SL Green Realty Corp.                                        112,100        4,712,684
Ventas, Inc. (a)                                             237,200        8,553,432
Vornado Realty Trust                                          76,500        5,397,075
Washington Real Estate Investment Trust (a)                  156,200        4,682,876
                                                                       --------------
                                                                          147,640,355
                                                                       --------------
   Total Real Estate Investment Trusts,
     Common Stocks & Other Equity Interests
        (Cost $501,153,955)                                               350,724,525
                                                                       --------------
MONEY MARKET FUNDS-1.62%
Liquid Assets Portfolio
   -Institutional Class(c)                                 2,877,797        2,877,797
Premier Portfolio -Institutional Class(c)                  2,877,797        2,877,797
                                                                       --------------
     Total Money Market Funds
        (Cost $5,755,594)                                                   5,755,594
                                                                       --------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-100.21%
   (Cost $506,909,549)                                                    356,480,119
                                                                       --------------

                                                           SHARES          VALUE
                                                        ------------   --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN
MONEY MARKET FUNDS-26.66%
Liquid Assets Portfolio
   -Institutional Class
   (Cost $94,824,810)(c)(d)                               94,824,810   $   94,824,810
                                                                       --------------
TOTAL INVESTMENTS-126.87%                                                 451,304,929
   (Cost $601,734,359)
                                                                       --------------
OTHER ASSETS LESS LIABILITIES-(26.87)%                                   (95,577,426)
                                                                       --------------
NET ASSETS-100.00%                                                     $  355,727,503
                                                                       --------------

Investment Abbreviations:

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  All or a portion of this security was out on loan at October 31, 2008.

(b)  Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment advisor.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM GLOBAL REAL ESTATE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

AIM GLOBAL REAL ESTATE FUND
     uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

          The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          The Fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

E. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

AIM GLOBAL REAL ESTATE FUND

F. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed- upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, October 31, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
-----------   -------------------------
  Level 1            $277,719,589
  Level 2             173,585,340
  Level 3                      --
                     ------------
                     $451,304,929
                     ============

AIM GLOBAL REAL ESTATE FUND

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended October 31, 2008 was $55,725,359 and $94,312,539 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

              UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
     ------------------------------------------------------------------------------------------------
     Aggregate unrealized appreciation of investment securities                         $     694,671
     ------------------------------------------------------------------------------------------------
     Aggregate unrealized (depreciation) of investment securities                        (166,627,785)
     ------------------------------------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investment securities                $(165,933,114)
     ________________________________________________________________________________________________
     ================================================================================================
     Cost of investments for tax purposes is $617,238,043.

                               AIM HIGH YIELD FUND
            Quarterly Schedule of Portfolio Holdings October 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com              HYI-QTR-1 10/08           Invesco Aim Advisors, Inc.

AIM HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (a)
October 31, 2008
(Unaudited)

                                                          PRINCIPAL
                                                           AMOUNT          VALUE
                                                        ------------   -------------
BONDS & NOTES-58.01%
AEROSPACE & DEFENSE-0.87%
DRS Technologies, Inc.,
   Sr. Unsec. Gtd. Notes,
   6.63%, 02/01/16                                      $  2,815,000   $   2,791,495
   7.63%, 02/01/18                                         2,955,000       2,938,747
Esterline Technologies Corp.,
   Sr. Unsec. Gtd. Sub. Global
   Notes, 6.63%, 03/01/17                                  1,965,000       1,680,075
                                                                       -------------
                                                                           7,410,317
                                                                       -------------
AIRLINES-1.14%
Continental Airlines Inc.,
   Sr. Unsec. Unsub. Notes,
   8.75%, 12/01/11(b)                                      2,810,000       1,896,750
   Series 2000-1, Class C-1,
   Sec. Sub. Pass Through Ctfs.,
   8.50%, 05/01/11                                         1,550,791       1,372,450
Delta Air Lines Inc.,
   Series 2002-1, Class C,
   Pass Through Ctfs.,
   7.78%, 01/02/12                                         4,874,857       4,216,752
   Series 2007-1, Class C,
   Global Pass Through Ctfs.,
   8.95%, 08/10/14                                         1,810,288       1,077,121
United Air Lines, Inc.-Series
   2007-1, Class B, Sr. Sec.
   Gtd. Global Pass Through
   Ctfs., 7.34%, 07/02/19(c)                               2,053,679       1,201,402
                                                                       -------------
                                                                           9,764,475
                                                                       -------------
ALTERNATIVE CARRIERS-0.75%
Intelsat Subsidiary Holding Co.
   Ltd. (Bermuda), Sr. Unsec.
   Notes, 8.50%, 01/15/13(c)                               4,600,000       4,002,000
Level 3 Financing Inc., Sr.
   Unsec. Gtd. Unsub. Global
   Notes, 9.25%, 11/01/14                                  4,175,000       2,421,500
                                                                       -------------
                                                                           6,423,500
                                                                       -------------
ALUMINUM-0.90%
Century Aluminum Co., Sr. Unsec.
   Gtd. Sub. Global Notes,
   7.50%, 08/15/14                                         3,575,000       2,305,875
Novelis Inc. (Canada), Sr.
   Unsec. Gtd. Global Notes,
   7.25%, 02/15/15                                         7,800,000       5,421,000
                                                                       -------------
                                                                           7,726,875
                                                                       -------------
APPAREL RETAIL-0.67%
Collective Brands, Inc., Sr.
   Unsec. Gtd. Sub. Global
   Notes, 8.25%, 08/01/13(b)                               7,460,000       5,744,200
                                                                       -------------

                                                          PRINCIPAL
                                                           AMOUNT          VALUE
                                                        ------------   -------------
APPAREL, ACCESSORIES & LUXURY GOODS-1.85%
American Achievement Corp., Sr.
   Unsec. Gtd. Sub. Notes,
   8.25%, 04/01/12(c)                                   $  2,795,000   $   2,753,075
Hanesbrands, Inc.-Series B, Sr.
   Unsec. Gtd. Floating Rate
   Global Notes, 6.51%,
   12/15/14(d)                                             4,720,000       3,233,200
Levi Strauss & Co., Sr. Unsec.
   Unsub. Global Notes, 8.88%,
   04/01/16                                               10,000,000       6,950,000
Perry Ellis International,
   Inc.-Series B, Sr. Unsec.
   Gtd. Sub. Global Notes,
   8.88%, 09/15/13                                         3,705,000       2,908,425
                                                                       -------------
                                                                          15,844,700
                                                                       -------------
ASSET MANAGEMENT & CUSTODY BANKS-0.24%
DJO Finance LLC/DJO Finance
   Corp., Sr. Unsec. Gtd. Global
   Notes, 10.88%, 11/15/14                                 2,600,000       2,093,000
                                                                       -------------
AUTO PARTS & EQUIPMENT-0.39%
Lear Corp.-Series B, Sr. Unsec.
   Gtd. Global Notes, 8.50%,
   12/01/13                                                3,860,000       1,466,800
Tenneco Inc., Sr. Unsec. Gtd.
   Sub. Global Notes, 8.63%,
   11/15/14                                                2,815,000       1,351,200
Visteon Corp., Sr. Unsec. Unsub.
   Notes, 7.00%, 03/10/14                                  2,775,000         527,250
                                                                       -------------
                                                                           3,345,250
                                                                       -------------
AUTOMOBILE MANUFACTURERS-0.83%
Ford Motor Co., Sr. Unsec.
   Unsub. Global Notes, 7.45%,
   07/16/31                                                5,195,000       1,766,300
General Motors Corp.,
   Sr. Unsec. Unsub. Global Notes,
   7.20%, 01/15/11(b)                                      6,310,000       2,744,850
   Sr. Unsec. Unsub. Notes,
   8.38%, 07/15/33(b)                                      7,725,000       2,587,875
                                                                       -------------
                                                                           7,099,025
                                                                       -------------
BROADCASTING-1.90%
Charter Communications Holdings
   II LLC/ Charter
   Communications Holdings II
   Capital Corp., Sr. Unsec.
   Notes, 10.25%, 09/15/10(b)                              4,445,000       3,105,944
CSC Holdings, Inc.-Series B, Sr.
   Unsec. Notes, 7.63%, 04/01/11                             660,000         608,025
Hughes Network Systems LLC/HNS
   Finance Corp., Sr. Unsec.
   Gtd. Global Notes, 9.50%,
   04/15/14                                                3,720,000       3,199,200

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH YIELD FUND

                                                          PRINCIPAL
                                                           AMOUNT          VALUE
                                                        ------------   -------------
BROADCASTING-(CONTINUED)
Rainbow National Services LLC,
   Sr. Unsec. Gtd. Unsub. Notes,
   8.75%, 09/01/12(c)                                   $  8,190,000   $   7,350,525
Virgin Media Finance PLC, Sr.
   Unsec. Gtd. Global Notes,
   8.75%, 04/15/14                                         2,902,000       2,031,400
                                                                       -------------
                                                                          16,295,094
                                                                       -------------
BUILDING PRODUCTS-0.88%
AMH Holdings Inc., Sr. Unsec.
   Disc. Global Notes, 11.25%,
   03/01/14(b)(e)                                          9,035,000       4,833,725
Building Materials Corp. of
   America, Sec. Gtd. Second
   Lien Global Notes, 7.75%,
   08/01/14(b)                                             1,585,000       1,085,725
Ply Gem Industries Inc., Sr.
   Sec. Gtd. First & Second Lien
   Global Notes, 11.75%, 06/15/13                          2,440,000       1,622,600
                                                                       -------------
                                                                           7,542,050
                                                                       -------------
CASINOS & GAMING-2.37%
Great Canadian Gaming Corp.
   (Canada), Sr. Unsec. Gtd.
   Sub. Notes, 7.25%, 02/15/15(c)                            870,000         656,850
Mandalay Resort Group, Sr.
   Unsec. Gtd. Global Notes,
   6.50%, 07/31/09                                         1,495,000       1,375,400
MGM Mirage,
   Sr. Sec. Notes,
   13.00%, 11/15/13(c)                                     5,200,000       4,758,000
   Sr. Unsec. Gtd. Global Notes,
   6.63%, 07/15/15                                         4,630,000       2,749,062
   Sr. Unsec. Gtd. Unsub. Notes,
   6.00%, 10/01/09                                         1,115,000         986,775
   7.50%, 06/01/16(b)                                      1,800,000       1,073,250
Pinnacle Entertainment, Inc.,
   Sr. Unsec. Gtd. Sub. Notes,
   8.75%, 10/01/13                                         5,860,000       4,482,900
Seneca Gaming Corp., Sr. Unsec.
   Unsub. Global Notes, 7.25%,
   05/01/12                                                1,315,000         887,625
Snoqualmie Entertainment
   Authority, Sr. Sec. Notes,
   9.13%, 02/01/15(c)                                      4,325,000       2,616,625
Wynn Las Vegas Capital
   LLC/Corp., Sr. Sec. Gtd.
   Global First Mortgage Notes,
   6.63%, 12/01/14                                           940,000         692,263
                                                                       -------------
                                                                          20,278,750
                                                                       -------------
COAL & CONSUMABLE FUELS-0.45%
Massey Energy Co., Sr. Unsec.
   Gtd. Unsub. Global Notes,
   6.88%, 12/15/13                                         3,690,000       2,988,900
Peabody Energy Corp., Sr. Unsec.
   Gtd. Global Notes, 7.38%,
   11/01/16                                                1,035,000         874,575
                                                                       -------------
                                                                           3,863,475
                                                                       -------------

                                                          PRINCIPAL
                                                           AMOUNT          VALUE
                                                        ------------   -------------
COMMERCIAL PRINTING-0.03%
Quebecor World Inc. (Canada),
   Sr. Notes, 9.75%,
   01/15/15(b)(c)(f)                                    $  1,395,000   $     289,463
                                                                       -------------
COMMODITY CHEMICALS-0.44%
Koppers Holdings Inc., Sr.
   Unsec. Sub. Disc. Global
   Notes, 9.88%, 11/15/14(e)                               4,595,000       3,744,925
                                                                       -------------
CONSTRUCTION & ENGINEERING-0.78%
Great Lakes Dredge & Dock Corp.,
   Sr. Unsec. Gtd. Sub. Global
   Notes, 7.75%, 12/15/13                                  3,705,000       2,713,912
MasTec, Inc., Sr. Unsec. Gtd.
   Global Notes, 7.63%, 02/01/17                           4,940,000       3,976,700
                                                                       -------------
                                                                           6,690,612
                                                                       -------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-0.84%
Esco Corp., Sr. Unsec. Gtd.
   Notes, 8.63%, 12/15/13(c)                                 945,000         803,250
Terex Corp., Sr. Unsec. Gtd.
   Sub. Global Notes, 7.38%,
   01/15/14                                                3,800,000       2,983,000
Titan International, Inc., Sr.
   Unsec. Gtd. Global Notes,
   8.00%, 01/15/12                                         4,085,000       3,390,550
                                                                       -------------
                                                                           7,176,800
                                                                       -------------
CONSTRUCTION MATERIALS-0.84%
Texas Industries, Inc.,
   Sr. Unsec. Gtd. Unsub. Global Notes,
   7.25%, 07/15/13                                           930,000         730,050
   Sr. Unsec. Gtd. Unsub. Notes,
   7.25%, 07/15/13(c)                                      1,895,000       1,487,575
U.S. Concrete, Inc., Sr. Unsec.
   Gtd. Sub. Global Notes,
   8.38%, 04/01/14                                         8,135,000       4,962,350
                                                                       -------------
                                                                           7,179,975
                                                                       -------------
CONSUMER FINANCE-2.17%
Ford Motor Credit Co. LLC,
   Sr. Unsec. Unsub. Global Notes,
   7.00%, 10/01/13(b)                                      2,645,000       1,494,425
   Sr. Unsec. Unsub. Notes,
   8.63%, 11/01/10(b)                                      4,455,000       2,962,575
   9.88%, 08/10/11                                         1,865,000       1,202,925
Ford Motor Credit Co., LLC, Sr.
   Unsec. Unsub. Global Notes,
   5.80%, 01/12/09                                         4,275,000       4,002,469
General Motors Acceptance Corp. LLC,
   Sr. Unsec. Unsub. Global Notes,
   8.00%, 11/01/31(b)                                     11,535,000       5,507,962
   Sr. Unsec. Unsub. Notes,
   6.75%, 12/01/14(b)                                      6,770,000       3,418,850
                                                                       -------------
                                                                          18,589,206
                                                                       -------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH YIELD FUND

                                                          PRINCIPAL
                                                           AMOUNT          VALUE
                                                        ------------   -------------
DATA PROCESSING & OUTSOURCED SERVICES-0.14%
Lender Processing Services Inc.,
   Sr. Unsec. Gtd. Unsub. Global
   Notes, 8.13%, 07/01/16                               $  1,400,000   $   1,204,000
                                                                       -------------
DISTILLERS & VINTNERS-0.40%
Constellation Brands Inc., Sr.
   Unsec. Gtd. Global Notes,
   7.25%, 05/15/17                                         4,170,000       3,461,100
                                                                       -------------
DIVERSIFIED CHEMICALS-0.34%
Innophos Inc., Sr. Unsec. Gtd.
   Sub. Global Notes, 8.88%,
   08/15/14                                                3,335,000       2,951,475
                                                                       -------------
DIVERSIFIED METALS & MINING-0.68%
Aleris International Inc., Sr.
   Unsec. Gtd. PIK Global Notes,
   9.00%, 12/15/14                                         3,060,000       1,040,400
FMG Finance Pty. Ltd.
   (Australia), Sr. Sec. Notes,
   10.63%, 09/01/16(c)                                     2,570,000       1,799,000
Freeport-McMoRan Copper & Gold
   Inc., Sr. Unsec. Notes,
   8.25%, 04/01/15(b)                                      3,760,000       3,004,052
                                                                       -------------
                                                                           5,843,452
                                                                       -------------
DIVERSIFIED SUPPORT SERVICES-1.13%
Education Management LLC/
   Education Management Finance
   Corp., Sr. Unsec. Gtd. Global
   Notes, 8.75%, 06/01/14                                  1,435,000       1,054,725
Geo Group, Inc. (The), Sr.
   Unsec. Global Notes, 8.25%,
   07/15/13                                                1,325,000       1,159,375
Iron Mountain Inc., Sr. Unsec.
   Gtd. Sub. Notes, 8.00%,
   06/15/20                                                2,085,000       1,641,937
Mobile Services Group
   Inc./Mobile Storage Group
   Inc., Sr. Unsec. Gtd. Global
   Notes, 9.75%, 08/01/14                                    935,000         710,600
Travelport LLC,
   Sr. Unsec. Gtd. Sub. Global Notes,
   11.88%, 09/01/16(b)                                     2,730,000       1,187,550
   Sr. Unsec. Gtd. Unsub. Global Notes,
   9.88%, 09/01/14                                         6,970,000       3,903,200
                                                                       -------------
                                                                           9,657,387
                                                                       -------------
DRUG RETAIL-0.25%
General Nutrition Centers Inc.,
   Sr. Unsec. Gtd. PIK Global
   Notes, 7.58%, 03/15/14(d)                               3,335,000       2,151,075
                                                                       -------------
ELECTRIC UTILITIES-1.38%
Edison Mission Energy,
   Sr. Unsec. Global Notes,
   7.00%, 05/15/17                                         1,395,000       1,122,975
   Sr. Unsec. Notes,
   7.75%, 06/15/16                                         2,825,000       2,344,750
Elwood Energy LLC, Sr. Sec.
   Global Notes, 8.16%, 07/05/26                           2,105,573       1,505,485

                                                          PRINCIPAL
                                                           AMOUNT          VALUE
                                                        ------------   -------------
ELECTRIC UTILITIES-(CONTINUED)
LSP Energy L.P./LSP Batesville
   Funding Corp.-Series C, Sr.
   Sec. Mortgage Bonds, 7.16%,
   01/15/14                                             $  2,360,573   $   2,242,645
Tenaska Alabama Partners L.P.,
   Sr. Sec. Mortgage Notes,
   7.00%, 06/30/21(c)                                      5,629,253       4,615,988
                                                                       -------------
                                                                          11,831,843
                                                                       -------------
ELECTRICAL COMPONENTS & EQUIPMENT-0.47%
NXP BV/NXP Funding LLC
   (Netherlands), Sr. Sec. Gtd.
   Global Notes, 7.88%,
   10/15/14(b)                                             7,895,000       3,986,975
                                                                       -------------
GAS UTILITIES-0.24%
Ferrellgas Escrow LLC/Ferrellgas
   Finance Escrow Corp., Sr.
   Unsec. Global Notes, 6.75%,
   05/01/14                                                2,890,000       2,066,350
                                                                       -------------
GENERAL MERCHANDISE STORES-0.56%
Dollar General Corp., Sr. Unsec.
   Gtd. Sub. PIK Global Notes,
   11.88%, 07/15/17                                        1,730,000       1,418,600
Pantry, Inc. (The), Sr. Unsec.
   Gtd. Sub. Global Notes,
   7.75%, 02/15/14                                         1,880,000       1,410,000
Susser Holdings LLC, Sr. Unsec.
   Gtd. Global Notes, 10.63%,
   12/15/13                                                2,296,000       1,963,080
                                                                       -------------
                                                                           4,791,680
                                                                       -------------
HEALTH CARE FACILITIES-2.78%
Community Health Systems Inc.,
   Sr. Unsec. Gtd. Unsub. Global
   Notes, 8.88%, 07/15/15(b)                               4,345,000       3,682,387
HCA, Inc.,
   Sr. Sec. Gtd. Global Notes,
   9.13%, 11/15/14                                         1,355,000       1,178,850
   9.25%, 11/15/16                                         7,400,000       6,327,000
   Sr. Sec. Gtd. PIK Global Notes,
   9.63%, 11/15/16                                         3,000,000       2,430,000
   Sr. Unsec. Global Notes,
   6.38%, 01/15/15                                           935,000         570,350
Healthsouth Corp.,
   Sr. Unsec. Gtd. Floating Rate
   Global Notes,
   9.13%, 06/15/14(d)                                      1,400,000       1,190,000
   Sr. Unsec. Gtd. Global Notes,
   10.75%, 06/15/16(b)                                     5,885,000       5,325,925
Tenet Healthcare Corp., Sr.
   Unsec. Unsub. Notes, 6.38%,
   12/01/11                                                3,650,000       3,139,000
                                                                       -------------
                                                                          23,843,512
                                                                       -------------
HEALTH CARE SERVICES-1.78%
FMC Finance III SA, Sr. Unsec.
   Gtd. Global Notes, 6.88%,
   07/15/17                                                3,475,000       2,761,553
Multiplan Inc., Sr. Unsec. Sub.
   Notes, 10.38%, 04/15/16(c)                              1,716,000       1,583,010

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH YIELD FUND

                                                          PRINCIPAL
                                                           AMOUNT           VALUE
                                                        ------------   --------------
HEALTH CARE SERVICES-(CONTINUED)
Omnicare Inc.,
   Sr. Unsec. Gtd. Sub. Notes,
   6.75%, 12/15/13                                      $  1,380,000   $    1,159,200
   6.88%, 12/15/15                                         1,875,000        1,481,250
Rural/Metro Corp., Sr. Gtd. Sub.
   Global Notes, 9.88%, 03/15/15                             930,000          711,450
Universal Hospital Services
   Inc., Sr. Sec. PIK Global
   Notes, 8.50%, 06/01/15                                  2,810,000        2,233,950
US Oncology Inc., Sr. Unsec.
   Gtd. Global Notes, 9.00%,
   08/15/12                                                3,325,000        2,743,125
Viant Holdings Inc., Sr. Unsec.
   Gtd. Sub. Notes, 10.13%,
   07/15/17 (Acquired
   6/25/07-9/12/08; Cost
   $3,045,548)(c)                                          3,341,000        2,589,275
                                                                       --------------
                                                                           15,262,813
                                                                       --------------
HOMEBUILDING-0.12%
K. Hovnanian Enterprises Inc.,
   Sr. Sec. Gtd. Notes, 11.50%,
   05/01/13(c)                                               385,000          311,850
TOUSA, Inc.,
   Sr. Unsec. Gtd. Global Notes,
   9.00%, 07/01/10(b)(f)                                     935,000          170,638
   9.00%, 07/01/10(f)                                      2,875,000          524,687
                                                                       --------------
                                                                            1,007,175
                                                                       --------------
HOTELS, RESORTS & CRUISE LINES-0.56%
NCL Corp. Ltd., Sr. Unsec.
   Unsub. Global Notes, 10.63%,
   07/15/14                                                3,450,000        3,381,000
Royal Caribbean Cruises Ltd.
   (Trinidad), Sr. Unsec. Unsub.
   Yankee Notes, 7.25%,
   03/15/18(b)                                             2,230,000        1,416,050
                                                                       --------------
                                                                            4,797,050
                                                                       --------------
HOUSEWARES & SPECIALTIES-0.48%
Jarden Corp., Sr. Unsec. Gtd.
   Sub. Notes, 7.50%, 05/01/17                             1,875,000        1,406,250
Yankee Acquisition Corp.-Series
   B, Sr. Gtd. Global Notes,
   8.50%, 02/15/15(b)                                      4,645,000        2,665,069
                                                                       --------------
                                                                            4,071,319
                                                                       --------------
INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS-2.31%
AES Corp. (The), Sr. Unsec.
   Notes, 8.00%, 06/01/20(b)(c)                            3,635,000        2,698,987
AES Red Oak LLC-Series A, Sr.
   Sec. Bonds, 8.54%, 11/30/19                             4,438,379        3,883,581
Energy Future Holdings Corp.,
   Sr. Unsec. Gtd. Notes,
   10.88%, 11/01/17(b)(c)                                  6,245,000        4,902,325
   -Series P,
   Sr. Unsec. Unsub. Global Notes,
   5.55%, 11/15/14                                            51,000           27,795

                                                          PRINCIPAL
                                                           AMOUNT           VALUE
                                                        ------------   --------------
INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS-(CONTINUED)
Mirant Americas Generation LLC,
   Sr. Unsec. Notes, 8.50%,
   10/01/21                                             $  3,220,000   $    2,302,300
NRG Energy, Inc.,
   Sr. Unsec. Gtd. Unsub. Notes,
   7.38%, 02/01/16                                         1,451,000        1,262,370
   7.38%, 01/15/17                                         1,645,000        1,427,038
Orion Power Holdings, Inc., Sr.
   Unsec. Global Notes,, 12.00%,
   05/01/10                                                1,405,000        1,359,338
Texas Competitive Electric
   Holdings Co. LLC-Series A,
   Sr. Unsec. Gtd. Notes,
   10.25%, 11/01/15(c)                                     2,430,000        1,889,325
                                                                       --------------
                                                                           19,753,059
                                                                       --------------
INDUSTRIAL CONGLOMERATES-0.45%
Indalex Holding Corp.-Series B,
   Sr. Sec. Gtd. Global Notes,
   11.50%, 02/01/14                                        3,260,000        1,108,400
RBS Global Inc./Rexnord LLC, Sr.
   Unsec. Gtd. Global Notes,
   9.50%, 08/01/14                                         3,895,000        2,716,763
                                                                       --------------
                                                                            3,825,163
                                                                       --------------
INDUSTRIAL MACHINERY-0.60%
Columbus McKinnon Corp., Sr.
   Unsec. Gtd. Sub. Global
   Notes, 8.88%, 11/01/13                                  2,130,000        1,799,850
Stewart & Stevenson LLC, Sr.
   Unsec. Gtd. Global Notes,
   10.00%, 07/15/14                                        4,285,000        3,320,875
                                                                       --------------
                                                                            5,120,725
                                                                       --------------
INTEGRATED TELECOMMUNICATION SERVICES-1.86%
Frontier Communications Corp.,
   Sr. Unsec. Global Notes,
   7.88%, 01/15/27                                         4,640,000        2,273,600
   Sr. Unsec. Unsub. Global Notes,
   9.00%, 08/15/31                                         4,565,000        2,487,925
Hawaiian Telcom Communications
   Inc.-Series B, Sr. Unsec.
   Gtd. Unsub. Global Notes,
   9.75%, 05/01/13(b)                                      3,675,000          271,031
Qwest Communications
   International Inc., Sr.
   Unsec. Gtd. Global Notes,
   7.25%, 02/15/11                                         9,067,000        7,412,273
Windstream Corp.,
   Sr. Unsec. Gtd. Unsub. Global Notes,
   8.13%, 08/01/13                                         1,860,000        1,534,500
   8.63%, 08/01/16                                         2,455,000        1,976,275
                                                                       --------------
                                                                           15,955,604
                                                                       --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH YIELD FUND

                                                          PRINCIPAL
                                                           AMOUNT           VALUE
                                                        ------------   --------------
INVESTMENT BANKING & BROKERAGE-0.37%
E*Trade Financial Corp.,
   Sr. Unsec. Global Notes,
   8.00%, 06/15/11(b)                                   $  2,790,000   $    2,106,450
   Sr. Unsec. Notes,
   7.88%, 12/01/15(b)                                      1,630,000        1,059,500
                                                                       --------------
                                                                            3,165,950
                                                                       --------------
MOVIES & ENTERTAINMENT-0.37%
AMC Entertainment Inc., Sr.
   Unsec. Sub. Global Notes,
   8.00%, 03/01/14                                         2,800,000        2,054,500
Marquee Holdings Inc., Sr.
   Unsec. Disc. Global Notes,
   12.00%, 08/15/14(e)                                     1,875,000        1,143,750
                                                                       --------------
                                                                            3,198,250
                                                                       --------------
MULTI-SECTOR HOLDINGS-0.30%
Stena A.B. (Sweden), Sr. Unsec.
   Global Notes, 7.50%, 11/01/13                           2,790,000        2,528,438
                                                                       --------------
OFFICE SERVICES & SUPPLIES-0.07%
ACCO Brands Corp., Sr. Unsec.
   Gtd. Sub. Global Notes,
   7.63%, 08/15/15(b)                                      1,095,000          607,725
                                                                       --------------
OIL & GAS EQUIPMENT & SERVICES-0.73%
Allis-Chalmers Energy Inc., Sr.
   Unsec. Gtd. Global Notes,
   9.00%, 01/15/14                                         1,935,000        1,284,356
Bristow Group, Inc., Sr. Unsec.
   Gtd. Global Notes, 7.50%,
   09/15/17                                                1,385,000        1,059,525
Calfrac Holdings L.P., Sr.
   Unsec. Notes, 7.75%,
   02/15/15(c)                                             3,850,000        2,637,250
Compagnie Generale de
   Geophysique-Veritas (France),
   Sr. Unsec. Gtd. Global Notes,
   7.75%, 05/15/17                                         1,885,000        1,291,225
                                                                       --------------
                                                                            6,272,356
                                                                       --------------
OIL & GAS EXPLORATION & PRODUCTION-3.48%
Chaparral Energy Inc.,
   Sr. Unsec. Gtd. Global Notes,
   8.50%, 12/01/15(b)                                      2,244,000        1,189,320
   8.88%, 02/01/17                                         4,845,000        2,519,400
Chesapeake Energy Corp., Sr.
   Unsec. Gtd. Global Notes,
   6.38%, 06/15/15                                         3,645,000        2,852,212
Cimarex Energy Co., Sr. Unsec.
   Gtd. Notes, 7.13%, 05/01/17                             3,260,000        2,624,300
Delta Petroleum Corp., Sr.
   Unsec. Gtd. Sub. Global
   Notes, 7.00%, 04/01/15                                  6,365,000        3,055,200
Encore Acquisition Co., Sr.
   Unsec. Gtd. Sub. Global
   Notes, 6.00%, 07/15/15                                  4,160,000        2,714,400

                                                          PRINCIPAL
                                                           AMOUNT           VALUE
                                                        ------------   --------------
OIL & GAS EXPLORATION & PRODUCTION-(CONTINUED)
Forest Oil Corp.,
   Sr. Unsec. Gtd. Global Notes,
   7.25%, 06/15/19                                      $  1,550,000   $    1,061,750
   Sr. Unsec. Gtd. Notes,
   7.25%, 06/15/19(c)                                      1,600,000        1,096,000
Gaz Capital S.A. (Luxembourg),
   Sr. Sec. Gtd. Bonds, 8.15%,
   04/11/18(c)                                             2,237,000        1,532,345
Intergen N.V. (Netherlands), Sr.
   Sec. Gtd. Bonds, 9.00%,
   06/30/17(c)                                             2,585,000        2,055,075
Newfield Exploration Co., Sr.
   Unsec. Sub. Global Notes,
   7.13%, 05/15/18                                         2,240,000        1,596,000
Plains Exploration & Production Co.,
   Sr. Unsec. Gtd. Notes,
   7.75%, 06/15/15                                         1,875,000        1,401,563
   7.63%, 06/01/18                                         2,565,000        1,692,900
Range Resources Corp., Sr.
   Unsec. Gtd. Sub. Notes,
   7.50%, 05/15/16                                         1,998,000        1,638,360
SandRidge Energy, Inc., Sr.
   Unsec. Notes, 8.00%,
   06/01/18(c)                                             2,090,000        1,431,650
Swift Energy Co., Sr. Unsec.
   Gtd. Notes, 7.13%, 06/01/17                             1,935,000        1,364,175
                                                                       --------------
                                                                           29,824,650
                                                                       --------------
OIL & GAS REFINING & MARKETING-0.17%
United Refining Co.-Series 2,
   Sr. Unsec. Gtd. Global Notes,
   10.50%, 08/15/12                                        1,970,000        1,418,400
                                                                       --------------
OIL & GAS STORAGE & TRANSPORTATION-0.91%
Copano Energy LLC, Sr. Unsec.
   Gtd. Global Notes, 8.13%,
   03/01/16                                                4,505,000        3,333,700
El Paso Corp., Sr. Unsec. Global
   Notes, 6.88%, 06/15/14                                  3,775,000        3,038,875
Inergy L.P./Inergy Finance
   Corp., Sr. Unsec. Gtd. Global
   Notes, 8.25%, 03/01/16                                  1,865,000        1,431,387
                                                                       --------------
                                                                            7,803,962
                                                                       --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-0.62%
Residential Capital LLC,
   Jr. Sec. Gtd. Notes,
   9.63%, 05/15/15(c)                                      3,048,000          655,320
   Sr. Unsec. Gtd. Unsub. Global Notes,
   6.13%, 11/21/08                                         5,115,000        4,657,847
                                                                       --------------
                                                                            5,313,167
                                                                       --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH YIELD FUND

                                                          PRINCIPAL
                                                           AMOUNT           VALUE
                                                        ------------   --------------
PACKAGED FOODS & MEATS-0.16%
Dole Food Co. Inc.,
   Sr. Unsec. Gtd. Global Notes,
   7.25%, 06/15/10                                      $  1,030,000   $      762,200
   Sr. Unsec. Gtd. Unsub. Global Notes,
   8.63%, 05/01/09                                           700,000          631,750
                                                                       --------------
                                                                            1,393,950
                                                                       --------------
PAPER PACKAGING-0.87%
Caraustar Industries, Inc., Sr.
   Unsec. Unsub. Notes, 7.38%,
   06/01/09                                                5,066,000        2,988,940
Graham Packaging Co. Inc., Sr.
   Unsec. Gtd. Sub. Global
   Notes, 9.88%, 10/15/14(b)                               1,832,000        1,172,480
Rock-Tenn Co., Sr. Unsec. Gtd.
   Notes, 9.25%, 03/15/16(c)                               3,735,000        3,305,475
                                                                       --------------
                                                                            7,466,895
                                                                       --------------
PAPER PRODUCTS-2.38%
Abitibi-Consolidated Co. of
   Canada (Canada), Sr. Sec.
   Gtd. Notes, 13.75%,
   04/01/11(c)                                             2,030,000        1,654,450
Cellu Tissue Holdings, Inc.,
   Sec. Gtd. Global Notes,
   9.75%, 03/15/10                                         2,975,000        2,603,125
Domtar Corp., Sr. Unsec. Gtd.
   Global Notes, 5.38%, 12/01/13                           2,945,000        2,433,306
Exopack Holding Corp., Sr.
   Unsec. Gtd. Global Notes,
   11.25%, 02/01/14                                        3,085,000        2,390,875
Georgia-Pacific LLC,
   Sr. Unsec. Gtd. Unsub. Notes,
   7.00%, 01/15/15(c)                                      1,860,000        1,376,400
   7.13%, 01/15/17(b)(c)                                   1,340,000          951,400
Mercer International Inc., Sr.
   Unsec. Global Notes, 9.25%,
   02/15/13                                                8,025,000        5,276,438
Neenah Paper, Inc., Sr. Unsec.
   Gtd. Global Notes, 7.38%,
   11/15/14                                                3,015,000        1,673,325
Verso Paper Holdings LLC/Verso
   Paper Inc.-Series B, Sr.
   Unsec. Gtd. Sub. Global
   Notes, 11.38%, 08/01/16                                 4,900,000        2,009,000
                                                                       --------------
                                                                           20,368,319
                                                                       --------------
PERSONAL PRODUCTS-0.45%
NBTY, Inc., Sr. Unsec. Gtd. Sub.
   Global Notes, 7.13%, 10/01/15                           4,955,000        3,815,350
                                                                       --------------
PHARMACEUTICALS-0.68%
Elan Finance PLC/Elan Finance
   Corp. (Ireland), Sr. Unsec.
   Gtd. Global Notes, 7.75%,
   11/15/11                                                8,580,000        5,802,225
                                                                       --------------
PROPERTY & CASUALTY INSURANCE-0.31%
Crum & Forster Holdings Corp.,
   Sr. Unsec. Unsub. Global
   Notes, 7.75%, 05/01/17                                  3,745,000        2,621,500
                                                                       --------------

                                                          PRINCIPAL
                                                           AMOUNT           VALUE
                                                        ------------   --------------
PUBLISHING-0.91%
Dex Media Inc., Sr. Unsec. Disc.
   Global Notes, 9.00%,
   11/15/13(e)                                          $  7,455,000   $    2,087,400
Dex Media West LLC/Dex Media
   Finance Co.,Series B, Sr.
   Unsec. Sub. Global Notes,
   9.88%, 08/15/13                                         2,394,000          909,720
MediMedia USA Inc., Sr. Sub.
   Notes, 11.38%, 11/15/14(c)                                465,000          388,275
Nielsen Finance LLC/Nielsen
   Finance Co., Sr. Unsec. Gtd.
   Sub. Disc. Global Notes,
   12.50%, 08/01/16(e)                                     8,135,000        3,315,012
Reader's Digest Association Inc.
   (The), Sr. Unsec. Gtd. Sub.
   Global Notes, 9.00%, 02/15/17                           3,080,000        1,058,750
                                                                       --------------
                                                                            7,759,157
                                                                       --------------
RAILROADS-0.14%
Kansas City Southern Railway,
   Sr. Unsec. Gtd. Unsub. Notes,
   8.00%, 06/01/15(b)                                      1,427,000        1,180,843
                                                                       --------------
SEMICONDUCTOR EQUIPMENT-0.44%
Amkor Technology Inc.,
   Sr. Unsec. Global Notes,
   7.13%, 03/15/11                                         2,775,000        2,063,906
   Sr. Unsec. Gtd. Notes,
   9.25%, 06/01/16                                         2,845,000        1,721,225
                                                                       --------------
                                                                            3,785,131
                                                                       --------------
SEMICONDUCTORS-2.43%
Avago Technologies Finance Pte./Avago Technologies
   U.S./ Avago Technologies Wireless (Singapore),
   Sr. Unsec. Gtd. Global Notes,
   10.13%, 12/01/13                                        6,715,000        5,674,175
   Sr. Unsec. Gtd. Sub. Global Notes,
   11.88%, 12/01/15                                        1,880,000        1,551,000
Freescale Semiconductor Inc.,
   Sr. Unsec. Gtd. Notes,
   8.88%, 12/15/14                                         5,770,000        2,582,075
   Sr. Unsec. Gtd. Sub. Notes,
   10.13%, 12/15/16(b)                                     6,720,000        2,688,000
MagnaChip Semiconductor
   S.A./MagnaChip Semiconductor
   Finance Co. (South Korea),
   Sr. Sec. Gtd. Global Notes,
   6.88%, 12/15/11(b)                                      5,465,000          573,825
Spansion Inc., Sr. Sec. Floating
   Rate Notes, 5.94%,
   06/01/13(c)(d)                                          6,390,000        1,821,150
Viasystems Inc., Sr. Unsec. Gtd.
   Sub. Global Notes, 10.50%,
   01/15/11                                                7,458,000        5,891,820
                                                                       --------------
                                                                           20,782,045
                                                                       --------------
SPECIALTY CHEMICALS-1.14%
Huntsman International LLC, Sr.
   Unsec. Gtd. Sub. Global
   Notes, 7.38%, 01/01/15                                  2,520,000        2,205,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH YIELD FUND

                                                          PRINCIPAL
                                                           AMOUNT           VALUE
                                                        ------------   --------------
SPECIALTY CHEMICALS-(CONTINUED)
JohnsonDiversey Holdings
   Inc.-Series B, Sr. Unsec.
   Sub. Disc. Global Notes,
   10.67%, 05/15/13(e)                                  $  3,604,000   $    2,964,290
NewMarket Corp., Sr. Unsec. Gtd.
   Unsub. Global Notes, 7.13%,
   12/15/16                                                2,330,000        1,922,250
Polypore Inc., Sr. Unsec. Gtd.
   Sub. Global Notes, 8.75%,
   05/15/12                                                3,205,000        2,644,125
                                                                       --------------
                                                                            9,735,665
                                                                       --------------
SPECIALTY STORES-0.42%
Michaels Stores, Inc., Sr.
   Unsec. Gtd. Unsub. Global
   Notes, 10.00%, 11/01/14                                 3,705,000        1,704,300
Sally Holdings LLC, Sr. Unsec.
   Gtd. Global Notes, 9.25%,
   11/15/14(b)                                             2,400,000        1,920,000
                                                                       --------------
                                                                            3,624,300
                                                                       --------------
STEEL-0.68%
Metals USA, Inc., Sr. Sec. Gtd.
   Global Notes, 11.13%, 12/01/15                          2,820,000        1,988,100
Steel Capital S.A. (Russia),
   Sec. Loan Participation
   Notes, 9.75%, 07/29/13(c)                               3,200,000        1,360,000
Steel Dynamics Inc., Sr. Unsec.
   Unsub. Notes, 7.75%,
   04/15/16(c)                                             3,755,000        2,478,300
                                                                       --------------
                                                                            5,826,400
                                                                       --------------
THRIFTS & MORTGAGE FINANCE-0.03%
Countrywide Financial Corp., Sr.
   Unsec. Gtd. Unsub. Floating
   Rate Medium-Term Notes,
   4.35%, 01/05/09(d)                                        245,000          240,713
                                                                       --------------
TIRES & RUBBER-1.06%
Cooper Tire & Rubber Co.,
   Sr. Unsec. Unsub. Notes,
   8.00%, 12/15/19                                         4,735,000        2,627,925
   7.63%, 03/15/27                                         3,715,000        1,894,650
Goodyear Tire & Rubber Co.
   (The), Sr. Unsec. Gtd. Unsub.
   Global Notes, 9.00%, 07/01/15                           5,573,000        4,569,860
                                                                       --------------
                                                                            9,092,435
                                                                       --------------
TRADING COMPANIES & DISTRIBUTORS-1.15%
Ashtead Capital Inc., Sr. Sec.
   Gtd. Notes, 9.00%, 08/15/16(c)                          2,120,000        1,340,900
United Rentals North America, Inc.,
   Sr. Unsec. Gtd. Global Notes,
   6.50%, 02/15/12                                         7,163,000        5,049,915
   Sr. Unsec. Gtd. Sub. Global Notes,
   7.75%, 11/15/13(b)                                        350,000          216,125
Wesco Distribution Inc., Sr.
   Gtd. Sub. Global Notes,
   7.50%, 10/15/17                                         3,865,000        3,285,250
                                                                       --------------
                                                                            9,892,190
                                                                       --------------

                                                          PRINCIPAL
                                                           AMOUNT           VALUE
                                                        ------------   --------------
TRUCKING-0.48%
Hertz Corp. (The), Sr. Unsec.
   Gtd. Global Notes, 8.88%,
   01/01/14                                             $  5,580,000   $    4,087,350
                                                                       --------------
WIRELESS TELECOMMUNICATION SERVICES-2.39%
Centennial Cellular Operating
   Co./Centennial Communications
   Corp., Sr. Unsec. Gtd. Global
   Notes, 10.13%, 06/15/13                                 5,310,000        4,725,900
Cricket Communications Inc., Sr.
   Unsec. Gtd. Unsub. Notes,
   10.00%, 07/15/15(c)                                     3,800,000        3,192,000
Digicel Group Ltd. (Bermuda),
   Sr. Unsec. Notes, 8.88%,
   01/15/15(b)(c)                                          9,535,000        5,375,356
iPCS Inc., Sr. Sec. Gtd.
   Floating Rate First Lien
   Global Notes, 5.32%,
   05/01/13(d)                                             1,400,000        1,064,000
Sprint Capital Corp., Sr. Unsec.
   Gtd. Global Notes, 8.38%,
   03/15/12                                                6,375,000        5,133,892
VIP Finance Ireland Ltd.
   (Ireland), Sec. Loan
   Participation Note, 8.38%,
   04/30/13(c)                                             1,550,000        1,005,552
                                                                       --------------
                                                                           20,496,700
                                                                       --------------
      Total Bonds & Notes
         (Cost $704,855,622)                                              496,787,515
                                                                       --------------

                                                           SHARES
                                                        ------------
COMMON STOCKS & OTHER EQUITY INTERESTS-0.73%
BROADCASTING-0.42%
Adelphia Communications Corp., Sr.
   Notes, 10.88%, 10/01/10(g)                                     --          229,266
Adelphia Recovery Trust -Series ACC-1 (g)                  4,846,549          193,862
Adelphia Recovery Trust -Series
   ARAHOVA (g)                                             2,211,702          552,926
Sirius XM Radio Inc. Wts., expiring
   03/15/10(h)                                                 3,470            1,388
Time Warner Cable, Inc. -Class A (i)                         103,642        2,029,310
Virgin Media Inc.                                            103,800          597,888
                                                                       --------------
                                                                            3,604,640
                                                                       --------------
CONSTRUCTION MATERIALS-0.00%
Dayton Superior Corp. -Wts., expiring
   06/15/09 (Acquired
   8/07/00-1/30/01; Cost
   $10,000)(c)(h)(j)                                          10,780                0
                                                                       --------------
INTEGRATED TELECOMMUNICATION SERVICES-0.00%
XO Holdings Inc.(k)                                              609              103
XO Holdings Inc. -Class A -Wts.,
   expiring 01/16/10(k)                                       23,135              324
XO Holdings Inc. -Class B -Wts.,
   expiring 01/16/10(k)                                       17,351              191

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH YIELD FUND

                                                           SHARES           VALUE
                                                        ------------   --------------
INTEGRATED TELECOMMUNICATION SERVICES -(CONTINUED)
XO Holdings Inc. -Class C -Wts.,
   expiring 01/16/10(k)                                       17,351   $          173
                                                                       --------------
                                                                                  791
                                                                       --------------
WIRELESS TELECOMMUNICATION SERVICES-0.31%
Ipcs, Inc. (i)                                               164,248        2,680,527
                                                                       --------------
      Total Common Stocks & Other Equity Interests
         (Cost $10,652,512)                                                 6,285,958
                                                                       --------------
PREFERRED STOCK-0.32%
PACKAGED FOODS & MEATS-0.32%
Heinz (H.J.) Finance Co. -Series B, 8.00% -Pfd.
   (Cost $2,800,000)(c)                                           28        2,773,750
                                                                       --------------

                                                          PRINCIPAL
                                                           AMOUNT
                                                        ------------
ASSET-BACKED SECURITIES-0.26%
ELECTRIC UTILITIES-0.26%
Reliant Energy Mid-Atlantic
   Power Holdings, LLC-Series B,
   Sr. Unsec. Pass Through
   Ctfs., 9.24%, 07/02/17
   (Cost $2,399,167)                                    $  2,387,245        2,208,202
                                                                       --------------
SENIOR SECURED FLOATING RATE INTEREST
   LOANS-0.13%
AIRLINES-0.13%
Evergreen International Aviation,
   Inc. First Lien Term Loan, 9.00%, 10/31/11
   (Cost $1,481,597)                                       1,481,597        1,074,158
                                                                       --------------

                                                           SHARES
                                                        ------------
MONEY MARKET FUNDS-1.82%
Liquid Assets Portfolio
   -Institutional Class(l)                                 7,802,899        7,802,899
Premier Portfolio -Institutional Class(l)                  7,802,899        7,802,899
                                                                       --------------
      Total Money Market Funds
         (Cost $15,605,798)                                                15,605,798
                                                                       --------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-61.27%
   (Cost $737,794,696)                                                    524,735,381
                                                                       --------------

                                                           SHARES           VALUE
                                                        ------------   --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON LOAN
MONEY MARKET FUNDS-3.96%
Liquid Assets Portfolio-Institutional Class
   (Cost $33,887,889)(l)(m)                               33,887,889   $   33,887,889
                                                                       --------------
TOTAL INVESTMENTS-65.23%
   (Cost $771,682,585)                                                    558,623,270
OTHER ASSETS LESS LIABILITIES-34.77%                                      297,821,670
                                                                       --------------
NET ASSETS-100.00%                                                     $  856,444,940
                                                                       --------------

Investment Abbreviations:
Conv.  -- Convertible
Ctfs.  -- Certificates
Disc.  -- Discounted
Gtd.   -- Guaranteed
Jr.    -- Junior
Pfd.   -- Preferred
PIK    -- Payment in Kind
Sec.   -- Secured
Sr.    -- Senior
Sub.   -- Subordinated
Unsec. -- Unsecured
Unsub. -- Unsubordinated
Wts.   -- Warrants

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at October 31, 2008.

(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2008 was $82,739,173, which represented 9.66% of the Fund's Net Assets.

(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2008.

(e) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(f) Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate market value of these securities at October 31, 2008 was $984,788, which represented 0.11% of the Fund's Net Assets

(g) Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(h) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(i)  Non-income producing security.

(j) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at October 31, 2008 represented less than 0.01% of the Fund's Net Assets. See Note 1A.

(k)  Non-income producing security acquired through a corporate action.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH YIELD FUND

(l) The money market fund and the Fund are affiliated by having the same investment advisor.

(m) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH YIELD FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer

AIM HIGH YIELD FUND
     specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. LOWER-RATED SECURITIES - The Fund may invest in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

E. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

AIM HIGH YIELD FUND

F. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (g) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. SWAP AGREEMENTS - The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

          Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

AIM HIGH YIELD FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

     The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, October 31, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES   OTHER INVESTMENTS*
-----------   -------------------------   ------------------
Level 1              $ 54,803,592              $     --
Level 2               503,819,678               (50,369)
Level 3                        --                    --
                     ------------              --------
                     $558,623,270              $(50,369)
                     ============              ========

* Other investments include swap contracts, which are included at unrealized appreciation/(depreciation).

NOTE 3 -- CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END.

                                  OPEN CREDIT DEFAULT SWAP AGREEMENTS
----------------------------------------------------------------------------------------------------------
                                                                                 NOTIONAL     UNREALIZED
                                        BUY/SELL    (PAY)/RECEIVE   EXPIRATION    AMOUNT     APPRECIATION
COUNTERPARTY        REFERENCE ENTITY   PROTECTION     FIXED RATE       DATE        (000)    (DEPRECIATION)
----------------   -----------------   ----------   -------------   ----------   --------   --------------
Merrill Lynch
   International   MBIA Inc.              Sell          6.25%        12/20/08     $ 4,690      $(53,112)
UBS AG             Pulte Homes, Inc.      Sell          4.20%        12/20/08       2,790           957
UBS AG             Pulte Homes, Inc.      Sell          4.40%        12/20/08       2,820         1,786
                                                                                  -------      --------
   TOTAL CREDIT DEFAULT SWAP AGREEMENTS                                           $10,300      $(50,369)
                                                                                  =======      ========

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM HIGH YIELD FUND

NOTE 4 -- INVESTMENT SECURITIES

     The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended October 31, 2008 was $195,731,182 and $198,349,034, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

                 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
     ------------------------------------------------------------------------------------------------------
     Aggregate unrealized appreciation of investment securities                               $     651,007
     ------------------------------------------------------------------------------------------------------
     Aggregate unrealized (depreciation) of investment securities                              (215,385,916)
     ------------------------------------------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investment securities                      $(214,734,909)
     ______________________________________________________________________________________________________
     ======================================================================================================
     Cost of investments for tax purposes is $773,358,179.

                                AIM INCOME FUND
           Quarterly Schedule of Portfolio Holdings October 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com              INC-QTR-1 10/08           Invesco Aim Advisors, Inc.

AIM INCOME FUND

SCHEDULE OF INVESTMENTS(a)
October 31, 2008
(Unaudited)

                                                          PRINCIPAL
                                                           AMOUNT           VALUE
                                                        ------------   --------------
BONDS & NOTES-79.75%
AEROSPACE & DEFENSE-1.05%
DRS Technologies, Inc., Sr. Unsec.
   Gtd. Notes, 6.63%, 02/01/16                          $    250,000   $      247,913
Systems 2001 Asset Trust LLC
   (United Kingdom)-Series 2001,
   Class G, Jr. Sec. Gtd. Notes,
   (INS-MBIA Insurance Corp.)
   6.66%, 09/15/13(b)(c)(d)                                3,035,681        3,159,066
                                                                       --------------
                                                                            3,406,979
                                                                       --------------
AIRLINES-0.55%
Southwest Airlines Co., Sr. Unsec.
   Bonds, 7.38%, 03/01/27                                  2,310,000        1,792,539
                                                                       --------------
ALTERNATIVE CARRIERS-0.12%
Level 3 Financing Inc., Sr. Unsec.
   Gtd. Unsub. Global Notes,
   9.25%, 11/01/14                                           690,000          400,200
                                                                       --------------
ALUMINUM-0.44%
Novelis Inc. (Canada), Sr. Unsec.
   Gtd. Global Notes, 7.25%,
   02/15/15                                                2,045,000        1,421,275
                                                                       --------------
ASSET MANAGEMENT & CUSTODY
   BANKS-1.39%
Bank of New York Institutional
   Capital Trust-Series A, Jr. Sub.
   Trust Pfd. Capital Securities,
   7.78%, 12/01/26(d)                                      5,225,000        4,523,060
                                                                       --------------
BROADCASTING-4.36%
Comcast Cable Communications
   Holdings Inc., Sr. Unsec. Gtd.
   Global Notes, 9.46%, 11/15/22                           3,882,000        3,828,410
Comcast Corp.,
   Unsec. Gtd. Unsub. Global Bonds,
   6.40%, 05/15/38                                           970,000          736,524
Unsec. Gtd. Unsub. Notes,
   5.70%, 05/15/18                                         1,450,000        1,181,607
Comcast Holdings Corp., Sr. Gtd.
   Sub. Notes, 10.63%, 07/15/12                            5,660,000        5,862,660
Cox Enterprises, Inc., Sr. Unsec.
   Notes, 7.88%, 09/15/10(d)                               1,495,000        1,475,948
CSC Holdings, Inc.-Series B, Sr.
   Unsec. Notes, 7.63%, 04/01/11                             115,000          105,944
Time Warner Entertainment Co.
   L.P., Sr. Unsec. Gtd. Notes,
   10.15%, 05/01/12                                        1,000,000        1,016,127
                                                                       --------------
                                                                           14,207,220
                                                                       --------------
COMPUTER & ELECTRONICS RETAIL-0.62%
Best Buy Co., Inc., Sr. Unsec.
   Unsub. Notes, 6.75%, 07/15/13(d)                        2,070,000        2,033,464
                                                                       --------------

                                                          PRINCIPAL
                                                           AMOUNT           VALUE
                                                        ------------   --------------
CONSUMER FINANCE-3.40%
American Express Bank FSB, Sr.
   Unsec. Notes, 5.50%, 04/16/13                        $  1,310,000   $    1,081,862
American Express Credit Corp.,
   Series C,
   Sr. Unsec. Floating Rate Medium-Term Notes,
   4.66%, 05/27/10(e)                                        930,000          810,428
   Sr. Unsec. Global Medium-Term Notes,
   7.30%, 08/20/13                                         1,000,000          883,622
Capital One Capital III, Jr. Gtd.
   Sub. Notes, 7.69%, 08/15/36                             3,130,000        1,513,668
Ford Motor Credit Co. LLC, Sr.
   Unsec. Notes, 8.00%, 12/15/16                           2,770,000        1,537,350
HSBC America Capital Trust I, Jr.
   Gtd. Sub. Trust Pfd. Capital
   Securities, 7.81%, 12/15/26(d)                          1,000,000          867,917
SLM Corp., Sr. Unsec. Floating
   Rate Medium-Term Notes,
   2.92%, 03/16/09(d)(e)                                   4,500,000        4,383,428
                                                                       --------------
                                                                           11,078,275
                                                                       --------------
DEPARTMENT STORES-0.37%
Macys Retail Holdings Inc., Gtd.
   Notes, 7.88%, 07/15/15                                  1,500,000        1,197,232
                                                                       --------------
DISTILLERS & VINTNERS-0.12%
Constellation Brands Inc., Sr.
   Unsec. Gtd. Global Notes,
   7.25%, 05/15/17                                           460,000          381,800
                                                                       --------------
DIVERSIFIED BANKS-10.98%
Bangkok Bank PCL (Hong Kong),
   Unsec. Sub. Notes, 9.03%,
   03/15/29(d)                                             4,465,000        2,586,128
BankAmerica InstitutionalSeries A,
   Jr. Unsec. Gtd. Sub. Trust Pfd.
   Capital Securities, 8.07%,
   12/31/26(d)                                             2,380,000        1,862,699
BBVA International Preferred S.A
   Unipersonal (Spain), Jr. Unsec.
   Gtd. Sub. Notes, 5.92%(f)                               3,130,000        1,583,921
Centura Capital Trust I, Jr. Gtd.
   Sub. Trust Pfd. Capital
   Securities, 8.85%,
   06/01/27(d)                                             4,840,000        4,757,270
First Empire Capital Trust I, Jr.
   Unsec. Gtd. Sub. Trust Pfd.
   Capital Securities, 8.23%,
   02/01/27                                                3,790,000        2,575,098
First Union Capital I-Series A, Jr.
   Unsec. Gtd. Sub. Trust Pfd.
   Capital Securities, 7.94%,
   01/15/27                                                5,300,000        3,936,840
First Union Institutional Capital I,
   Jr. Unsec. Gtd. Sub. Trust Pfd.
   Capital Securities, 8.04%,
   12/01/26                                                2,431,000        1,830,057

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM INCOME FUND

                                                          PRINCIPAL
                                                           AMOUNT           VALUE
                                                        ------------   --------------
DIVERSIFIED BANKS-(CONTINUED)
HSBC America Capital Trust II,
   Gtd. Trust Pfd. Capital
   Securities, 8.38%, 05/15/27(d)                       $  3,500,000   $    3,513,875
Lloyds TSB Bank PLC (United
   Kingdom)-Series 1, Unsec. Sub.
   Floating Rate Euro Notes, 3.50%
   (e)(f)                                                  2,300,000        1,299,500
Mizuho Financial Group Cayman
   Ltd. (Cayman Islands), Jr. Unsec.
   Gtd. Sub. Second Tier Euro
   Bonds, 8.38%(f)                                         1,070,000          944,264
National Bank of Canada (Canada),
   Unsec. Sub. Floating Rate Euro
   Deb.,, 3.31%, 08/29/87(f)                               2,700,000        1,504,980
National Westminster Bank PLC
   (United Kingdom)-Series B, Sr.
   Unsec. Sub. Floating Rate Euro
   Notes, 3.31%(e)(f)                                      3,270,000        1,880,250
RBS Capital Trust III, Unsec. Gtd.
   Sub. Trust Pfd. Global Notes,
   5.51%(f)                                                1,350,000          639,132
Sovereign Bancorp Inc., Sr. Unsec.
   Floating Rate Global Notes,
   3.09%, 03/01/09(e)                                      1,410,000        1,338,372
Wachovia Capital Trust V, Jr.
   Unsec. Gtd. Sub. Trust Pfd.
   Capital Securities, 7.97%,
   06/01/27(d)                                             3,225,000        2,395,530
Wells Fargo Capital XV, Jr. Unsec.
   Gtd. Sub. Notes, 9.75%(f)                               3,165,000        3,113,569
                                                                       --------------
                                                                           35,761,485
                                                                       --------------
DIVERSIFIED CAPITAL MARKETS-0.29%
UBS AG (Switzerland), Sr. Unsec.
   Medium-Term Notes, 5.75%,
   04/25/18                                                1,180,000          944,620
                                                                       --------------
DIVERSIFIED METALS & MINING-0.17%
Reynolds Metals Co., Sr. Unsec.
   Unsub. Medium-Term Notes,
   7.00%, 05/15/09                                           550,000          558,481
                                                                       --------------
DIVERSIFIED SUPPORT SERVICES-0.17%
Geo Group, Inc. (The), Sr. Unsec.
   Global Notes, 8.25%, 07/15/13                             625,000          546,875
                                                                       --------------
ELECTRIC UTILITIES-1.00%
Edison Mission Energy, Sr. Unsec.
   Global Notes, 7.00%, 05/15/17                             920,000          740,600
Entergy Gulf States Inc., Sec
   Floating Rate First Mortgage
   Bonds, 3.57%, 12/08/08(d)(e)                               92,000           91,929
Tenaska Alabama Partners L.P., Sr.
   Sec. Mortgage Notes, 7.00%,
   06/30/21(d)                                             1,390,493        1,140,204
Westar Energy, Inc., Sr. Sec. First
   Mortgage Notes, 7.13%,
   08/01/09                                                1,292,000        1,292,113
                                                                       --------------
                                                                            3,264,846
                                                                       --------------

                                                          PRINCIPAL
                                                           AMOUNT           VALUE
                                                        ------------   --------------
GENERAL MERCHANDISE STORES-0.07%
Pantry, Inc. (The), Sr. Unsec. Gtd.
   Sub. Global Notes, 7.75%,
   02/15/14                                             $    315,000   $      236,250
                                                                       --------------
HEALTH CARE SERVICES-0.67%
Orlando Lutheran Towers Inc.,
   Bonds,
   7.75%, 07/01/11                                           825,000          801,025
   8.00%, 07/01/17                                         1,400,000        1,391,347
                                                                       --------------
                                                                            2,192,372
                                                                       --------------
HOMEBUILDING-1.36%
D.R. Horton, Inc.,
   Sr. Unsec. Gtd. Unsub. Notes,
   8.00%, 02/01/09                                         2,725,000        2,650,062
   7.88%, 08/15/11                                         2,200,000        1,771,000
                                                                       --------------
                                                                            4,421,062
                                                                       --------------
INTEGRATED TELECOMMUNICATION
   SERVICES-5.50%
Embarq Corp., Sr. Unsec. Unsub.
   Notes, 7.08%, 06/01/16                                  1,850,000        1,418,362
Pacific Bell Telephone Co., Sr.
   Unsec. Gtd. Bonds, 7.38%,
   07/15/43                                                4,620,000        3,918,706
Southwestern Bell Telephone L.P.,
   Sr. Unsec. Gtd. Unsub. Deb.,
   7.20%, 10/15/26                                         2,460,000        2,276,928
Verizon Communications Inc., Sr.
   Unsec. Unsub. Global Notes,
   8.75%, 11/01/18                                         2,000,000        1,991,355
Verizon Florida Inc.-Series F, Sr.
   Unsec. Deb., 6.13%, 01/15/13                              850,000          748,747
Verizon New York Inc., Sr. Unsec.
   Bonds, 7.00%, 12/01/33                                  2,380,000        1,881,734
Verizon Virginia Inc.-Series A, Sr.
   Unsec. Global Bonds, 4.63%,
   03/15/13                                                6,645,000        5,669,998
                                                                       --------------
                                                                           17,905,830
                                                                       --------------
INTERNET RETAIL-1.17%
Expedia, Inc., Sr. Unsec. Gtd.
   Putable Global Notes, 7.46%,
   08/15/13                                                4,940,000        3,816,150
                                                                       --------------
INVESTMENT BANKING & BROKERAGE-
   3.55%
Bear Stearns Cos. LLC, (The), Sr.
   Unsec. Unsub. Floating Rate
   Notes, 4.90%, 07/19/10(e)                               3,160,000        3,141,863
Goldman Sachs Group, Inc. (The),
   Sr. Unsec. Global Notes,
   6.15%, 04/01/18                                           670,000          553,253
Unsec. Sub. Global Notes,
   6.75%, 10/01/37                                         1,710,000        1,122,871
Jefferies Group, Inc., Sr. Unsec.
   Notes, 6.45%, 06/08/27                                  5,040,000        3,632,571
Merrill Lynch & Co. Inc., Sr.
   Unsec. Medium-Term Notes,
   6.88%, 04/25/18                                         1,970,000        1,760,407

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM INCOME FUND

                                                          PRINCIPAL
                                                           AMOUNT           VALUE
                                                        ------------   --------------
INVESTMENT BANKING & BROKERAGE-(CONTINUED)
Morgan Stanley-Series F, Sr.
   Unsec. Medium-Term Global
   Notes, 5.95%, 12/28/17                               $  1,680,000   $    1,339,296
                                                                       --------------
                                                                           11,550,261
                                                                       --------------
LIFE & HEALTH INSURANCE-1.60%
Americo Life Inc., Notes, 7.88%,
   05/01/13(d)                                             1,330,000        1,325,555
Prudential Financial, Inc., Jr.
   Unsec. Sub. Global Notes,
   8.88%, 06/15/38                                         1,690,000          934,568
Prudential Holdings, LLC-Series B,
   Sr. Sec. Bonds, (INS-Financial
   Security Assurance Inc.) 7.25%,
   12/18/23(b)(d)                                          3,310,000        2,943,960
                                                                       --------------
                                                                            5,204,083
                                                                       --------------
MORTGAGE BACKED SECURITIES-0.82%
U.S. Bank N.A., Sr. Unsec.
   Medium-Term Notes, 5.92%,
   05/25/12                                                2,623,089        2,685,114
                                                                       --------------
MOVIES & ENTERTAINMENT-1.84%
News America Holdings Inc., Sr.
   Unsec. Gtd. Deb., 7.75%,
   12/01/45                                                4,620,000        3,518,218
Time Warner Cable, Inc., Sr.
   Unsec. Gtd. Global Notes,
   6.75%, 07/01/18                                           670,000          578,468
Time Warner Inc., Sr. Unsec. Gtd.
   Deb., 6.50%, 11/15/36                                   2,760,000        1,900,946
                                                                       --------------
                                                                            5,997,632
                                                                       --------------
MULTI-LINE INSURANCE-0.21%
American International Group, Inc.,
   Jr. Sub. Deb., 8.18%, 05/15/58(d)                       1,000,000          153,750
Liberty Mutual Group Inc., Jr. Gtd.
   Sub. Notes, 10.75%, 06/15/58(d)                         1,020,000          517,636
                                                                       --------------
                                                                              671,386
                                                                       --------------
MULTI-SECTOR HOLDINGS-0.67%
Capmark Financial Group, Inc., Sr.
   Unsec. Gtd. Floating Rate Global
   Notes, 3.45%, 05/10/10(e)                               5,630,000        2,198,515
                                                                       --------------
MULTI-UTILITIES-1.44%
Dominion Resources Capital Trust
   I, Jr. Unsec. Gtd. Sub. Trust Pfd.
   Capital Securities, 7.83%,
   12/01/27                                                4,920,000        4,684,126
                                                                       --------------
OFFICE ELECTRONICS-0.27%
Xerox Corp., Sr. Unsec. Notes,
   5.65%, 05/15/13                                         1,170,000          892,817
                                                                       --------------
OIL & GAS EXPLORATION & PRODUCTION-
   0.46%
XTO Energy Inc., Sr. Unsec.
   Unsub. Notes, 5.75%, 12/15/13                           1,660,000        1,509,580
                                                                       --------------

                                                          PRINCIPAL
                                                           AMOUNT           VALUE
                                                        ------------   --------------
OIL & GAS REFINING & MARKETING-
   1.50%
Western Power Distribution
   Holdings Ltd. (United Kingdom),
   Sr. Unsec. Unsub. Notes, 7.38%,
   12/15/28(d)                                          $  4,225,000   $    4,879,504
                                                                       --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-
   9.68%
Allstate Life Global Funding
   Trusts, Medium-Term Global
   Notes, 5.38%, 04/30/13                                  1,700,000        1,531,967
BankAmerica Capital II, Series 2,
   Jr. Unsec. Gtd. Sub. Trust Pfd.
   Capital Securities, 8.00%,
   12/15/26                                                1,525,000        1,185,841
BankAmerica Capital III, Jr.
   Unsec. Gtd. Sub. Floating Rate
   Trust Pfd. Capital Securities,
   5.32%, 01/15/27(e)                                      4,860,000        2,858,378
Citigroup Inc.-Series E, Jr. Sub.
   Notes, 8.40%(f)                                         3,220,000        2,249,975
JPMorgan Chase & Co.,
   Sr. Unsec. Notes,
   4.75%, 05/01/13                                         1,465,000        1,351,845
   -Series 1,
   Jr. Unsec. Sub. Notes,
   7.90%(f)                                                3,340,000        2,701,225
Lazard Group, Sr. Unsec. Global
   Notes, 6.85%, 06/15/17                                  2,575,000        1,828,352
Liberty Financial Cos. Inc., Unsec.
   Notes, 6.75%, 11/15/08                                    260,000          260,381
Mantis Reef Ltd. (Cayman Islands),
   Notes, 4.69%, 11/14/08(d)                               4,350,000        4,352,413
NB Capital Trust II, Jr. Unsec. Gtd.
   Sub. Trust Pfd. Capital
   Securities, 7.83%, 12/15/26                               750,000          575,591
NB Capital Trust IV, Jr. Unsec.
   Gtd. Sub. Trust Pfd. Capital
   Securities, 8.25%, 04/15/27                             4,400,000        3,502,709
Pemex Finance Ltd. (Mexico)-
   Series 1999-2, Class A1, Sr.
   Unsec. Global Bonds, 9.69%,
   08/15/09                                                1,555,000        1,557,571
Regional Diversified Funding
   (Cayman Islands), Sr. Notes,
   9.25%, 03/15/30(d)                                      4,921,111        2,672,842
Regional Diversified Funding
   (Cayman Islands)-Class A-1a, Sr.
   Sec. Floating Rate Notes, 3.87%,
   01/25/36 (Acquired 03/21/05;
   Cost $2,516,311)(d)(e)                                  2,516,311          740,739
Twin Reefs Pass-Through Trust,
   Floating Rate Pass Through
   Ctfs., 5.29% (Acquired
   12/07/04-04/03/06; Cost
   $1,644,980)(d)(e)(f)                                    1,640,000          166,050
Two-Rock Pass-Through Trust
   (Bermuda), Floating Rate Pass
   Through Ctfs., 3.74% (Acquired
   11/10/06; Cost $2,593,056)(d)(e)(f)                     2,590,000           55,037

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM INCOME FUND

                                                          PRINCIPAL
                                                           AMOUNT           VALUE
                                                        ------------   --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)
UFJ Finance Aruba AEC (Japan),
   Unsec. Gtd. Sub. Euro Bonds,
   8.75%(f)                                             $  3,000,000   $    2,995,002
Windsor Financing LLC, Sr. Sec.
   Gtd. Notes, 5.88%, 07/15/17(d)                            936,514          943,716
                                                                       --------------
                                                                           31,529,634
                                                                       --------------
PACKAGED FOODS & MEATS-0.85%
Kraft Foods Inc.,
   Sr. Unsec. Notes,
   6.13%, 08/23/18                                         1,700,000        1,425,783
   6.88%, 01/26/39                                         1,700,000        1,337,021
                                                                       --------------
                                                                            2,762,804
                                                                       --------------
PAPER PRODUCTS-0.72%
Cellu Tissue Holdings, Inc., Sec.
   Gtd. Global Notes, 9.75%,
   03/15/10                                                  185,000          161,875
International Paper Co., Sr. Unsec.
   Unsub. Notes, 5.13%, 11/15/12                             920,000          766,260
Mercer International Inc., Sr.
   Unsec. Global Notes, 9.25%,
   02/15/13                                                2,160,000        1,420,200
                                                                       --------------
                                                                            2,348,335
                                                                       --------------
PROPERTY & CASUALTY INSURANCE- 7.74%
Chubb Corp.,
   Sr. Notes,
   5.75%, 05/15/18                                           670,000          551,924
   -Series 1,
   Sr. Notes,
   6.50%, 05/15/38                                           670,000          524,408
First American Capital Trust I, Jr.
   Gtd. Sub. Trust Pfd. Capital
   Securities, 8.50%, 04/15/12                             9,160,000        9,096,720
North Front Pass-Through Trust,
   Sec. Pass Through Ctfs., 5.81%,
   12/15/24(d)                                             4,300,000        3,999,543
Oil Casualty Insurance Ltd.
   (Bermuda), Unsec. Gtd. Bonds,
   8.00%, 09/15/34(d)                                      3,805,000        3,488,238
Oil Insurance Ltd., Notes, 7.56% (d)(f)                   10,000,000        5,532,369
QBE Capital Funding II L.P.
   (Australia), Unsec. Gtd. Sub.
   Bonds, 6.80%(d)(f)                                      4,980,000        1,999,794
                                                                       --------------
                                                                           25,192,996
                                                                       --------------
REGIONAL BANKS-3.12%
Cullen/Frost Capital Trust I, Jr.
   Unsec. Gtd. Sub. Floating Rate
   Notes, 4.36%, 03/01/34(e)                               6,550,000        2,347,520
PNC Capital Trust C, Unsec. Gtd.
   Sub. Floating Rate Trust Pfd.
   Capital Securities, 3.38%,
   06/01/28(e)                                             1,160,000          838,054
Silicon Valley Bank, Unsec. Sub.
   Notes, 6.05%, 06/01/17                                  5,880,000        4,241,257

                                                          PRINCIPAL
                                                           AMOUNT           VALUE
                                                        ------------   --------------
REGIONAL BANKS-(CONTINUED)
TCF National Bank, Sub. Notes,
   5.00%, 06/15/14                                      $  2,120,000   $    1,989,218
US AgBank FCB-Series 1, Notes,
   6.11%(d)(f)                                             1,595,000          735,375
                                                                       --------------
                                                                           10,151,424
                                                                       --------------
REINSURANCE-0.27%
Stingray Pass-Through Trust, Pass
   Through Ctfs., 5.90%, 01/12/15
   (Acquired 01/07/05-07/19/07;
   Cost $6,251,480)(d)                                     6,400,000          896,000
                                                                       --------------
RESEARCH & CONSULTING SERVICES-1.00%
Erac USA Finance Co., Sr. Unsec.
   Gtd. Notes, 7.00%, 10/15/37(d)                          5,000,000        3,246,934
                                                                       --------------
SEMICONDUCTORS-0.25%
Viasystems Inc., Sr. Unsec. Gtd.
   Sub. Global Notes, 10.50%,
   01/15/11                                                1,020,000          805,800
                                                                       --------------
SPECIALIZED FINANCE-0.61%
National Rural Utilities
   Cooperative Finance Corp., Sec.
   Trust Pfd. Bond, 10.38%,
   11/01/18                                                1,870,000        1,981,853
                                                                       --------------
SPECIALTY CHEMICALS-0.91%
Valspar Corp.,
   Sr. Unsec. Unsub. Notes,
   5.63%, 05/01/12                                         1,525,000        1,521,609
   6.05%, 05/01/17                                         1,520,000        1,433,471
                                                                       --------------
                                                                            2,955,080
                                                                       --------------
SPECIALTY PROPERTIES-0.89%
HCP, Inc., Sr. Unsec. Medium-
   Term Notes, 6.70%, 01/30/18                             1,710,000        1,291,722
Health Care REIT Inc., Sr. Unsec.
   Notes, 5.88%, 05/15/15                                  1,990,000        1,600,489
                                                                       --------------
                                                                            2,892,211
                                                                       --------------
STEEL-0.53%
United States Steel Corp.,
   Sr. Unsec. Unsub. Notes,
   6.05%, 06/01/17                                         1,850,000        1,202,303
   6.65%, 06/01/37                                           920,000          537,497
                                                                       --------------
                                                                            1,739,800
                                                                       --------------
THRIFTS & MORTGAGE FINANCE-0.59%
Countrywide Financial Corp., Sr.
   Unsec. Gtd. Unsub. Medium-
   Term Global Notes, 5.80%,
   06/07/12                                                2,050,000        1,906,500
                                                                       --------------
TOBACCO-0.62%
Philip Morris International Inc., Sr.
   Unsec. Unsub. Global Notes,
   5.65%, 05/16/18                                         2,350,000        2,006,801
                                                                       --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM INCOME FUND

                                                          PRINCIPAL
                                                           AMOUNT           VALUE
                                                        ------------   --------------
TRADING COMPANIES & DISTRIBUTORS-0.20%
United Rentals North America,
   Inc., Sr. Unsec. Gtd. Global
   Notes, 6.50%, 02/15/12                               $    920,000   $      648,600
                                                                       --------------
TRUCKING-3.51%
Roadway Corp., Sr. Sec. Gtd.
   Global Notes, 8.25%, 12/01/08                          11,415,000       11,421,337
                                                                       --------------
WIRELESS TELECOMMUNICATION SERVICES-2.10%
Digicel Group Ltd. (Bermuda), Sr
   Unsec. Notes, 8.88%, 01/15/15(d)                          500,000          281,875
Nextel Communications, Inc.-
   Series D, Sr. Unsec. Gtd. Notes,
   7.38%, 08/01/15                                         8,820,000        4,871,776
Sprint Nextel Corp., Sr. Unsec.
   Bonds, 9.25%, 04/15/22                                  2,710,000        1,684,631
                                                                       --------------
                                                                            6,838,282
                                                                       --------------
      Total Bonds & Notes
         (Cost $352,936,331)                                              259,687,424
                                                                       --------------

                                                           SHARES
                                                        ------------
PREFERRED STOCKS-7.49%
OFFICE SERVICES & SUPPLIES-3.11%
Pitney Bowes International Holdings
   Inc., -Series D, 4.85% Pfd.                                   105       10,139,650
                                                                       --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-3.37%
Auction Pass Through Trust Series
   2007-T2, Class A 7.87% Pfd.
   (Acquired 10/16/07-12/14/07; Cost
   $12,745,556(d)(e)                                             169       10,985,507
                                                                       --------------
SPECIALIZED FINANCE-0.19%
Agfirst Farm Credit Bank -Class B,
   6.59% Pfd.(d)                                           1,515,000          609,940
                                                                       --------------
WIRELESS TELECOMMUNICATION SERVICES-0.82%
Telephone & Data Systems, Inc. -Series
   A, 7.60% Pfd.                                             175,000        2,651,250
                                                                       --------------
      Total Preferred Stocks
         (Cost $28,636,821)                                                24,386,347
                                                                       --------------

                                                          PRINCIPAL
                                                           AMOUNT
                                                        ------------
U.S. GOVERNMENT SPONSORED
   MORTGAGE-BACKED SECURITIES-4.95%
FEDERAL HOME LOAN MORTGAGE CORP.
   (FHLMC)-1.46%
   Pass Through Ctfs.,
   8.50%, 03/01/10                                             2,167            2,253
   7.00%, 06/01/15 to 06/01/32                             1,103,852        1,138,915

                                                          PRINCIPAL
                                                           AMOUNT           VALUE
                                                        ------------   --------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-(CONTINUED)
   6.50%, 04/01/16 to 01/01/35                          $  1,816,875   $    1,855,008
   5.50%, 09/01/16 to 11/01/18                               780,107          781,324
   6.00%, 04/01/17 to 11/01/33                               963,120          968,843
   7.50%, 06/01/30                                             2,111            2,235
                                                                       --------------
                                                                            4,748,578
                                                                       --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-3.05%
   Pass Through Ctfs.,
   7.50%, 11/01/15 to 05/01/32                               138,366          145,939
   7.00%, 02/01/16 to 09/01/32                               340,038          354,017
   6.50%, 09/01/16 to 10/01/35                               747,234          764,067
   5.00%, 01/01/18 to 06/01/18                               229,728          226,478
   5.00%, 09/01/18(g)                                        234,303          230,987
   8.50%, 10/01/28                                            48,655           52,330
   8.00%, 10/01/30 to 04/01/32                                70,033           74,035
   8.00%, 06/01/31(g)                                         65,021           68,723
   Pass Through Ctfs., TBA,
   5.50%, 11/01/38                                         8,200,000        8,011,654
                                                                       --------------
                                                                            9,928,230
                                                                       --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA)-0.44%
   Pass Through Ctfs.,
   7.50%, 06/15/23(g)                                        160,058          169,537
   8.50%, 11/15/24(g)                                         64,947           70,005
   8.00%, 09/20/26                                            39,262           41,891
   6.50%, 03/15/31 to 09/15/32                               263,069          267,271
   7.00%, 04/15/31 to 08/15/31                                17,065           17,463
   6.50%, 11/15/31 to 06/15/32(g)                            256,799          260,758
   6.00%, 12/15/31 to 11/15/32                                63,693           63,915
   6.00%, 11/15/32 to 02/15/33(g)                            541,965          544,022
                                                                       --------------
                                                                            1,434,862
                                                                       --------------
      Total U.S. Government Sponsored
         Mortgage-Backed Securities
        (Cost $16,472,470)                                                 16,111,670
                                                                       --------------
U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-3.22%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-1.06%
Sr. Unsec. Floating Rate Global
   Notes, 6.74%, 02/17/09(e)(h)                            3,500,000        3,457,534
                                                                       --------------
STUDENT LOAN MARKETING
   ASSOCIATION-2.16%
Sr. Unsec. Unsub. Floating Rate
   Medium-Term Notes, 1.52%,
   12/15/08(e)                                             1,750,000        1,746,998
Sr. Unsec. Unsub. Floating Rate
   Medium-Term Notes, 1.37%,
   03/15/10(e)                                             3,000,000        2,220,147
Sr. Unsec. Unsub. Medium-Term
   Notes, 5.05%, 11/14/14                                  4,770,000        2,954,758

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM INCOME FUND

                                                          PRINCIPAL
                                                           AMOUNT           VALUE
                                                        ------------   --------------
STUDENT LOAN MARKETING ASSOCIATION-(CONTINUED)
Series A, Sr. Unsec. Unsub.
   Medium-Term Notes, 4.00%,
   01/15/09                                             $    100,000   $       95,394
                                                                       --------------
                                                                            7,017,297
                                                                       --------------
      Total U.S. Government Sponsored Agency
         Securities
         (Cost $12,584,632)                                                10,474,831
                                                                       --------------
MUNICIPAL OBLIGATIONS-3.12%
Blount (County of), Tennessee
   Health & Educational Facilities
   Board (Asbury Inc.);Series 2007
   B, Ref. Taxable RB, 7.50%,
   04/01/09                                                  390,000          389,009
Detroit (City of), Michigan;Series
   2005 A-1, Taxable Capital
   Improvement Limited Tax GO,
   (INS-Ambac Assurance Corp.)
   4.96%, 04/01/20(b)                                      1,430,000        1,033,118
Florida (State of) Development Finance Corp.
   (Palm Bay Academy Inc.);
   Series 2006 B,
   Taxable RB,
   7.50%, 05/15/17                                           725,000          659,982
   Series 2007 P,
   Taxable RB,
   9.00%, 05/15/18                                           695,000          597,638
Industry (City of), California Urban
   Development Agency (Project
   No. 3);Series 2003, Taxable
   Allocation RB, (INS-MBIA
   Insurance Corp.) 6.10%,
   05/01/24(b)                                             7,800,000        6,307,470
Milwaukee (City of), Wisconsin
   Redevelopment Authority
   (Academy of Learning
   Project);Series 2007 B, Taxable
   RB, 7.56%, 08/01/16                                       330,000          277,570
Milwaukee (City of), Wisconsin
   Redevelopment Authority;Series
   2007 C, Taxable RB, 7.56%,
   08/01/13                                                  520,000          468,686
Utah (County of), Utah Charter
   Schools (Lakeview Academy);
   Series 2007 B, Taxable RB,
   7.00%, 07/15/09                                           145,000          145,909
   (Renaissance Academy); Series
   2007 B, Taxable RB, 7.00%,
   07/15/09                                                  135,000          135,846
   (Ronald Wilson Reagan); Series
   2007 B, Taxable RB, 8.50%,
   02/15/10                                                  150,000          150,075
                                                                       --------------
      Total Municipal Obligations
         (Cost $12,515,024)                                                10,165,303
                                                                       --------------

                                                          PRINCIPAL
                                                           AMOUNT           VALUE
                                                        ------------   --------------
ASSET-BACKED SECURITIES-2.87%
ASSET-BACKED SECURITIES - LOANS- 0.20%
Pacific Coast CDO Ltd. (Cayman
   Islands) -Series 1A, Class A,
   Floating Rate Bonds, 3.97%,
   10/25/36 (Acquired 03/24/04-
   05/26/04; Cost $1,778,384)(c)(d)(e)                  $  1,795,700   $      664,409
                                                                       --------------
HOME EQUITY LOAN-0.64%
Countrywide Asset-Backed
   Certificates-Series 2007-4, Class
   A1B, Pass Through Ctfs., 5.81%,
   09/25/37                                                2,063,701        2,079,004
                                                                       --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-2.03%
Citicorp Lease Pass-Through
   TrustSeries 1999-1, Class A2,
   Pass Through Ctfs., 8.04%,
   12/15/19(d)                                             7,780,000        6,613,529
                                                                       --------------
      Total Asset-Backed Securities
         (Cost $12,757,237)                                                 9,356,942
                                                                       --------------
U.S. TREASURY NOTES-2.05%
   4.75%, 12/31/08(g)                                            850          855,612
   4.88%, 01/31/09(h)                                          1,210        1,222,195
   4.50%, 03/31/09(h)                                          1,100        1,116,070
   3.50%, 08/15/09                                               450          457,488
   2.00%, 02/28/10(h)                                          3,000        3,020,156
                                                                       --------------
      Total U.S. Treasury Notes
         (Cost $6,702,725)                                                  6,671,521
                                                                       --------------

                                                           SHARES
                                                        ------------
COMMON STOCKS & OTHER EQUITY INTERESTS-0.10%
BROADCASTING-0.10%
Adelphia Communications Corp., Sr.
   Notes, 10.88%, 10/01/10(i)                                     --           40,378
Adelphia Recovery Trust -Series ACC-1 (i)                    859,558           34,382
Time Warner Cable, Inc. -Class A(j)                           12,782          250,272
                                                                       --------------
                                                                              325,032
                                                                       --------------
INTEGRATED TELECOMMUNICATION SERVICES-0.00%
XO Holdings Inc.(j)                                              128               22
XO Holdings Inc. -Class A -Wts.,
   expiring 01/16/10(k)                                        3,302               46
XO Holdings Inc. -Class B -Wts.,
   expiring 01/16/10(k)                                        2,476               27

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM INCOME FUND

                                                           SHARES          VALUE
                                                        ------------   -------------
INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)
XO Holdings Inc. -Class C -Wts.,
   expiring 01/16/10(k)                                        2,476   $          25
                                                                       -------------
                                                                                 120
                                                                       -------------
      Total Common Stocks & Other Equity
         Interests
         (Cost $854,327)                                                     325,152
                                                                       -------------
TOTAL INVESTMENTS-103.55%
   (Cost $443,459,567)                                                   337,179,190
                                                                       -------------
OTHER ASSETS LESS LIABILITIES-(3.55)%                                    (11,548,193)
                                                                       -------------
NET ASSETS-100.00%                                                     $ 325,630,997
                                                                       -------------

Investment Abbreviations:

CDO    -- Collateralized Debt Obligation
Ctfs.  -- Certificates
Deb.   -- Debentures
GO     -- General Obligation Bonds
Gtd.   -- Guaranteed
INS    -- Insurer
Jr.    -- Junior
Pfd.   -- Preferred
RB     -- Revenue Bonds
REIT   -- Real Estate Investment Trust
Sec.   -- Secured
Sr.    -- Senior
Sub.   -- Subordinated
TBA    -- To Be Announced
Unsec. -- Unsecured
Unsub. -- Unsubordinated
Wts.   -- Warrants

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) Principal and/or interest payments are secured by the bond insurance company listed.

(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at October 31, 2008 was $3,823,475, which represented 1.17% of the Fund's Net Assets. See Note 1A.

(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2008 was $90,595,233, which represented 27.82% of the Fund's Net Assets.

(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2008.

(f)  Perpetual bond with no specified maturity date.

(g) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(h) A portion of the principal balance was pledged as collateral for open credit default swap contracts. See Note 1H and Note 4.

(i) Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(j)  Non-income producing security.

(k) Non-income producing security acquired as part of a unit with or in exchange for other securities.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM INCOME FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM INCOME FUND

     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS - The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

          In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

          Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

AIM INCOME FUND

     At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

          Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed- upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

H. SWAP AGREEMENTS - The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

          Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

AIM INCOME FUND

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

I. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM INCOME FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, October 31, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES   OTHER INVESTMENTS*
-----------   -------------------------   ------------------
  Level 1            $  2,901,640            $(1,032,878)
  Level 2             330,454,076             (1,087,602)
  Level 3               3,823,474                     --
                     ------------            -----------
                     $337,179,190            $(2,120,480)
                     ------------            -----------

* Other investments include, futures and swap contracts, which are included at unrealized appreciation/(depreciation).

NOTE 3 -- FUTURES CONTRACTS AT PERIOD-END

                                   OPEN FUTURES CONTRACTS
---------------------------------------------------------------------------------------------
                                                                                 UNREALIZED
                              NUMBER OF          MONTH/                         APPRECIATION
          CONTRACT            CONTRACTS        COMMITMENT           VALUE      (DEPRECIATION)
---------------------------   ---------   -------------------   ------------   --------------
U.S. Treasury 5 Year Notes       151      December-2008/Long    $ 17,101,930    $  (122,715)
U.S. Treasury Long Bond          205      December-2008/Long      23,190,625       (908,717)
                                                                                -----------
   Subtotal                      356                              40,292,555     (1,031,432)
                                                                                -----------
U.S. Treasury 10 Year Notes        3      December-2008/Short        339,234         (1,446)
                                                                                -----------
   TOTAL                                                         $40,631,789    $(1,032,878)
                                                                                ===========

AIM INCOME FUND

NOTE 4 -- CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END

                                          OPEN CREDIT DEFAULT SWAP AGREEMENTS
-----------------------------------------------------------------------------------------------------------------------
                                                                                               NOTIONAL     UNREALIZED
                                                      BUY/SELL    (PAY)/RECEIVE   EXPIRATION    AMOUNT     APPRECIATION
        COUNTERPARTY            REFERENCE ENTITY     PROTECTION     FIXED RATE       DATE        (000)    (DEPRECIATION)
---------------------------   --------------------   ----------   -------------   ----------   --------   --------------
Bank of America, N.A.         CDX North
                              America Investment
                              Grade High
                              Volatility Index          Sell         1.50%(a)       12/20/13   $ 18,000    $    99,401

Merrill Lynch International   Ambac Financial
                              Group, Inc.               Sell         2.30%          12/20/08      5,795       (146,262)

Merrill Lynch International   Ambac Financial
                              Group, Inc.               Sell         6.75%          12/20/08      2,900        (54,692)
Merrill Lynch International   Assured Guaranty
                              Corp.                     Sell         5.00%          03/20/09      2,935       (139,101)
Merrill Lynch International   Morgan Stanley            Sell         2.30%          12/20/08      5,735        (32,586)

Morgan Stanley & Co.          CDX North
International PLC             America Investment
                              Grade High
                              Volatility Index          Sell         1.50%(b)       12/20/13     23,000        137,255

UBS AG                        Ambac Financial
                              Group, Inc.               Sell        11.00%          12/20/08      2,435        (31,086)

UBS AG                        CDX North
                              America Investment
                              Grade High
                              Volatility Index          Sell         1.50%(c)       12/20/13     25,000        170,365

UBS AG                        Istar Financial Inc.      Sell         5.00%(d)       03/20/09      2,820       (280,346)

UBS AG                        Pulte Homes, Inc.         Sell         4.20%          12/20/08      5,820          1,996
                                                                                               --------    -----------
      SUBTOTAL PROTECTION SELL                                                                   94,440       (275,056)
                                                                                               --------    -----------
Bank of America, N.A.         Ambac Financial
                              Group, Inc.               Buy          5.00%(e)       12/20/08      2,570       (236,532)

Bank of America, N.A.         Ambac Financial
                              Group, Inc.               Buy          5.00%(f)       12/20/08      5,320       (444,403)

UBS AG                        Ambac Financial
                              Group, Inc.               Buy          5.00%(g)       12/20/08      1,430       (131,611)
                                                                                               --------    -----------
      SUBTOTAL PROTECTION BUY                                                                     9,320       (812,546)
                                                                                               --------    -----------
   TOTAL CREDIT DEFAULT SWAP AGREEMENTS                                                        $103,760    $(1,087,602)
                                                                                               ========    ===========

(a)  Unamortized premium at period end of $517,603.

(b)  Unamortized premium at period end of $671,628.

(c)  Unamortized premium at period end of $751,206.

(d)  Unamortized premium at period end of $87,087.

(e)  Unamortized discount at period end of $291,404.

(f)  Unamortized discount at period end of $558,053.

(g)  Unamortized discount at period end of $162,143.

AIM INCOME FUND

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended October 31, 2008 was $15,621,441 and $42,113,682 respectively. During the same period, purchases and sales of long-term U.S. treasury obligations were $458,543 and $725,000. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

           UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
     -------------------------------------------------------------------------------------------
     Aggregate unrealized appreciation of investment securities                    $     462,820
     -------------------------------------------------------------------------------------------
     Aggregate unrealized (depreciation) of investment securities                   (111,251,804)
     -------------------------------------------------------------------------------------------
     Net unrealized appreciation of investment securities                          $(110,788,984)
     ___________________________________________________________________________________________
     ===========================================================================================
     Cost of investments for tax purposes is $447,968,174

                       AIM LIMITED MATURITY TREASURY FUND
            Quarterly Schedule of Portfolio Holdings October 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com             LTD-QTR-1 10/08            Invesco Aim Advisors, Inc.

AIM LIMITED MATURITY TREASURY FUND

SCHEDULE OF INVESTMENTS
October 31, 2008
(Unaudited)

                                                           PRINCIPAL
                                                            AMOUNT
                                               MATURITY      (000)          VALUE
                                               --------   -----------   ------------
U.S. TREASURY SECURITIES-99.42%
3.13%                                          11/30/09   $20,100,000   $ 20,445,469
3.25%                                          12/31/09    19,600,000     19,985,875
2.13%                                          01/31/10    19,600,000     19,756,188
2.00%                                          02/28/10    19,600,000     19,731,688
1.75%                                          03/31/10    19,600,000     19,673,500
2.13%                                          04/30/10    19,600,000     19,820,500
2.63%                                          05/31/10    19,600,000     19,955,250
2.88%                                          06/30/10    19,600,000     20,053,250
2.75%                                          07/31/10    19,600,000     20,056,312
2.38%                                          08/31/10    20,100,000     20,417,203
2.00%                                          09/30/10    20,000,000     20,203,125
1.50%                                          10/31/10    20,100,000     20,074,875
                                                                        ------------
TOTAL INVESTMENTS-99.42% (Cost $237,720,350)                             240,173,235
                                                                        ------------
OTHER ASSETS LESS LIABILITIES-0.58%                                        1,407,374
                                                                        ------------
NET ASSETS-100.00%                                                      $241,580,609
                                                                        ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM LIMITED MATURITY TREASURY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

          Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM LIMITED MATURITY TREASURY FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, October 31, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
-----------   -------------------------
Level 1              $         --
Level 2               240,173,234
Level 3                        --
                     ------------
                     $240,173,234
                     ============

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of long-term U.S. government obligations purchased and sold by the Fund during the three months ended October 31, 2008 was $120,112,098 and $103,277,621, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

            UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
     ---------------------------------------------------------------------------------------------
     Aggregate unrealized appreciation of investment securities                         $2,418,613
     ---------------------------------------------------------------------------------------------
     Aggregate unrealized (depreciation) of investment securities                           (9,153)
     ---------------------------------------------------------------------------------------------
     Net unrealized appreciation of investment securities                               $2,409,460
     _____________________________________________________________________________________________
     =============================================================================================
     Cost of investments for tax purposes is $237,763,774.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

                              AIM MONEY MARKET FUND
            Quarterly Schedule of Portfolio Holdings October 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com              MKT-QTR-1 10/08           Invesco Aim Advisors, Inc.

AIM MONEY MARKET FUND

SCHEDULE OF INVESTMENTS
October 31, 2008
(Unaudited)

                                                                                                        PRINCIPAL
                                                                                INTEREST    MATURITY     AMOUNT
                                                                                  RATE        DATE        (000)          VALUE
                                                                              -----------   --------   -----------   --------------
COMMERCIAL PAPER-73.19%(a)
ASSET-BACKED SECURITIES - COMMERCIAL LOANS/LEASES-4.42%
   Amstel Funding Corp. (b)(c)                                                     3.00%    12/09/08   $    16,000   $   15,949,333
   Amstel Funding Corp. (b)(c)                                                     3.75%    12/10/08        50,000       49,796,875
                                                                                                                     --------------
                                                                                                                         65,746,208
                                                                                                                     --------------
ASSET-BACKED SECURITIES - FULLY SUPPORTED BANK-13.77%
   Concord Minutemen Capital Co., LLC-Series A, (Multi CEP's-Liberty
      Hampshire Co., LLC; agent) (b)                                               0.50%    11/03/08        50,000       49,998,611
   Crown Point Capital Co., LLC-Series A, (Multi CEP's-Liberty Hampshire
      Co., LLC; agent) (b)                                                         3.75%    11/05/08        70,000       69,970,833
   Govco LLC (Multi CEP's-Government sponsored entities) (b)                       2.82%    11/17/08        30,000       29,962,400
   LMA Americas LLC (CEP-Credit Agricole S.A.) (b)(c)                              3.20%    11/18/08        54,900       54,817,040
                                                                                                                     --------------
                                                                                                                        204,748,884
                                                                                                                     --------------
ASSET-BACKED SECURITIES - MULTI-PURPOSE-20.63%
   Atlantic Asset Securitization, LLC (b)                                          2.77%    11/03/08        13,000       12,997,999
   Atlantic Asset Securitization, LLC (b)                                          4.00%    11/14/08        48,000       47,930,667
   Enterprise Funding Co., LLC (b)                                                 3.70%    11/20/08        35,000       34,931,653
   Enterprise Funding Co., LLC (b)                                                 2.73%    12/08/08        24,000       23,932,660
   Gemini Securitization Corp., LLC (b)                                            2.90%    12/15/08        50,000       49,822,778
   Sheffield Receivables Corp. (b)                                                 3.90%    11/18/08        48,315       48,226,020
   Thames Asset Global Sec No. 1, Inc. (b)(c)                                      2.83%    12/26/08        15,000       14,935,146
   Tulip Funding Corp. (b)(c)                                                      4.60%    11/17/08        48,000       47,901,866
   Tulip Funding Corp. (b)(c)                                                      3.00%    12/01/08        26,000       25,935,000
                                                                                                                     --------------
                                                                                                                        306,613,789
                                                                                                                     --------------
ASSET-BACKED SECURITIES - SECURITIES-4.89%
   Grampian Funding Ltd./LLC (b)(c)                                                2.89%    11/19/08        25,000       24,963,875
   Newport Funding Corp. (b)                                                       3.75%    12/17/08        48,000       47,770,000
                                                                                                                     --------------
                                                                                                                         72,733,875
                                                                                                                     --------------
ASSET-BACKED SECURITIES - TRADE RECEIVABLES-2.69%
   Eureka Securitization, Inc. (b)                                                 3.00%    11/14/08        40,000       39,956,667
                                                                                                                     --------------
CONSUMER FINANCE-3.22%
   Toyota Motor Credit Corp.                                                       3.00%    11/24/08        48,000       47,908,000
                                                                                                                     --------------
DIVERSIFIED BANKS-14.27%
   ABN-AMRO North America Finance Inc. (c)                                         2.75%    11/28/08        40,000       39,917,500
   Bank of America Corp.                                                           0.35%    11/04/08        25,000       24,999,271
   Bank of America Corp.                                                           2.72%    11/20/08        25,000       24,964,177
   Bank of Nova Scotia (c)                                                         2.50%    11/25/08        20,000       19,966,666
   Royal Bank of Scotland PLC (c)                                                  3.25%    12/10/08        32,450       32,335,749
   UBS Finance (Delaware) Inc. (c)                                                 3.25%    11/24/08        70,000       69,854,653
                                                                                                                     --------------
                                                                                                                        212,038,016
                                                                                                                     --------------
HOUSEHOLD PRODUCTS-4.03%
   Procter & Gamble International Funding S.C.A (b)                                1.75%    11/17/08        60,000       59,953,333
                                                                                                                     --------------
MULTI-LINE INSURANCE-1.91%
   Hartford Financial Services Group (b)                                           3.52%    11/03/08        28,397       28,391,452
                                                                                                                     --------------
REGIONAL BANKS-3.36%
   Westpac Banking Corp. (b)(c)                                                    2.00%    11/28/08        50,000       49,911,269
                                                                                                                     --------------
      Total Commercial Paper (Cost $1,088,001,493)                                                                    1,088,001,493
                                                                                                                     --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MONEY MARKET FUND

                                                                                                        PRINCIPAL
                                                                                INTEREST    MATURITY      AMOUNT
                                                                                  RATE        DATE         (000)           VALUE
                                                                              -----------   --------   -----------   --------------
CERTIFICATES OF DEPOSIT-13.86%
   Bank of Nova Scotia                                                             2.69%    11/28/08   $    24,000   $   24,000,000
   Credit Suisse                                                                   3.85%    01/14/09        45,000       45,020,462
   Deutsche Bank AG                                                                2.70%    11/04/08        48,000       48,000,000
   HSBC Bank U.S.A N.A.                                                            2.83%    11/17/08        25,000       25,000,110
   National Australia Bank Ltd. (United Kingdom) (c)                               2.82%    12/31/08        24,000       24,000,396
   Svenska Handelsbanken A.B.                                                      2.73%    11/28/08        40,000       40,006,031
                                                                                                                     --------------
      Total Certificates of Deposit (Cost $206,026,999)                                                                 206,026,999
                                                                                                                     --------------
VARIABLE RATE DEMAND NOTES-6.64%(d)(e)
LETTER OF CREDIT ENHANCED-6.64%(f)
   Benjamin Rose Institute (The) (Kethley House); Series 2005, Taxable
      Notes (LOC-JPMorgan Chase Bank, N.A.)                                        4.00%    12/01/28        14,195       14,195,000
   Chatham Capital Corp.; Series 2000, Taxable Notes (LOC-JPMorgan Chase
      Bank, N.A.)                                                                  3.30%    07/01/20         7,100        7,100,000
   Chestnut Partnership (The); Series 1999, Taxable RB (LOC-Bank of America,
      N.A.)                                                                        4.00%    01/02/29        18,940       18,940,000
   Connecticut Water Co. (The); Series 2004, Taxable Floating Rate Bonds
      (LOC-RBS Citizens, N.A.)                                                     5.50%    01/04/29         1,000        1,000,000
   GMS Associates III; Series 1995, Taxable RB (LOC-Bank of America, N.A.)         3.30%    11/01/25         7,610        7,610,000
   Hardin (County of), Kentucky (St. James Group, Inc.); Series 2005,
      Industrial Building Ref. & Improvement RB
      (LOC-Federal Home Loan Bank of Cincinnati)                                   4.00%    03/01/27        10,295       10,295,000
   Northwest University; Series 2007, Taxable RB (LOC-Bank of America, N.A.)       3.22%    09/01/18         5,320        5,320,000
   Parma (City of), Ohio (PRL Corp.); Series 2006 B, Taxable Economic
        Development RB (LOC-JPMorgan Chase Bank, N.A.)                             3.99%    11/01/30         7,500        7,500,000
   Port Blakely Communities, Inc.; Series 2001 C, Taxable RB (LOC-Bank of
        America, N.A.)                                                             5.00%    02/15/21         6,275        6,275,000
   Saint Jean Industries, Inc.; Series 2006, (LOC-General Electric Capital
        Corp.)                                                                     7.50%    10/01/21        10,340       10,340,000
   Southeastern California Conference of Seventh Day Adventists; Series
      2008, Taxable RB (LOC-Bank of America, N.A.)                                 4.05%    06/01/25        10,125       10,125,000
                                                                                                                     --------------
      Total Variable Rate Demand Notes (Cost $98,700,000)                                                                98,700,000
                                                                                                                     --------------
MEDIUM-TERM NOTES-2.90%
DIVERSIFIED BANKS-2.90%
   Bank of Ireland Sr. Unsec. Gtd. Floating Rate MTN (c)(e)                        3.07%    12/19/08        20,250       20,211,120
   Rabobank Nederland-Series 1537A, Sr. Unsec. Unsub. Floating Rate
      MTN (b)(c)(e)                                                                4.77%    01/15/09        23,000       23,000,373
                                                                                                                     --------------
      Total Medium-Term Notes (Cost $43,211,493)                                                                         43,211,493
                                                                                                                     --------------
      TOTAL INVESTMENTS (excluding Repurchase Agreements)-96.59%
      (Cost $1,435,939,985)                                                                                           1,435,939,985
                                                                                                                     --------------

                                                                                                       REPURCHASE
                                                                                                         AMOUNT
                                                                                                       -----------
REPURCHASE AGREEMENTS-12.77%(g)
   Barclays Capital Inc., Joint agreement dated 11/03/08 aggregate maturing value $1,000,020,833 (collateralized by U.S.
      Government sponsored agency obligations valued at $1,020,000,000;
      4.50%-6.03%, 03/01/20-06/01/37),
      (Cost $189,882,598)                                                          0.25%    11/03/08   189,886,554      189,882,598
                                                                                                                     --------------
TOTAL INVESTMENTS-109.36% (Cost $1,625,822,583)(h)(i)                                                                 1,625,822,583
                                                                                                                     --------------
OTHER ASSETS LESS LIABILITIES-(9.36)%                                                                                  (139,195,100)
                                                                                                                     --------------
NET ASSETS-100.00%                                                                                                   $1,486,627,483
                                                                                                                     --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MONEY MARKET FUND

Investment Abbreviations:
CEP     -- Credit Enhancement Provider
Gtd.    -- Guaranteed
LOC     -- Letter of Credit
MTN     -- Medium-Term Notes
RB      -- Revenue Bonds
Ref.    -- Refunding
Sr.     -- Senior
Unsec.  -- Unsecured
Unsub.  -- Unsubordinated

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2008 was $851,055,850, which represented 57.25% of the Fund's Net Assets.

(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
     Netherlands: 10.9%; United Kingdom: 9.2%; other countries less than 5% each: 14.4%.

(d) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.

(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2008.

(f) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)  Principal amount equals value at period end. See Note 1D.

(h)  Also represents cost for federal income tax purposes.

(i) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities                  Percentage
--------                  ----------
Bank of America, N.A.        6.6%

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MONEY MARKET FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2008
(Unaudited)

NOTE 1-- SIGNIFICANT ACCOUNTING POLICIES


A. SECURITY VALUATIONS - The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

          Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

AIM MONEY MARKET FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, October 31, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
-----------   -------------------------
Level 1           $           --
Level 2            1,625,822,583
Level 3                       --
                  --------------
                  $1,625,822,583
                  ==============

NOTE 3 -- SIGNIFICANT EVENT

On October 6, 2008, the Board of Trustees approved the participation of the Fund in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). Under the Program, the Treasury Department will guarantee shareholders in a Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of liquidation is less than $0.995.

     Participation in the Program until April 30, 2009 requires a payment to the Treasury Department in the amount of 0.015% of the share value of the Fund as of September 19, 2008. This expense will be borne by the Fund.

     The Program will be in effect until April 30, 2009. The Secretary of the Treasury may extend the Program through the close of business on September 19, 2009. If extended, the Fund, if eligible, will consider whether to continue to participate in the Program, which may require further payment.

                             AIM MUNICIPAL BOND FUND
            Quarterly Schedule of Portfolio Holdings October 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com              MBD-QTR-1 10/08           Invesco Aim Advisors, Inc.

AIM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS
October 31, 2008
(Unaudited)

                                                                                                    PRINCIPAL
                                                                              INTEREST   MATURITY    AMOUNT
                                                                                RATE       DATE       (000)        VALUE
                                                                              --------   --------   ---------   ------------
MUNICIPAL OBLIGATIONS-99.04%
ALABAMA-1.87%
   Alabama (State of) Public School & College Authority; Series 1999 C,
      Capital Improvement RB                                                    5.75%    07/01/17     $1,400    $  1,436,540
   Baldwin (County of); Series 2006 A, Unlimited Tax GO Wts.
      (INS-XL Capital Assurance Inc.) (a)                                       5.00%    01/01/21      1,000         989,170
   Birmingham (City of) Special Care Facilities Financing Authority
      (Children's Hospital of Alabama); Series 2002, Health Care Facility
      RB (INS-Ambac Assurance Corp.) (a)                                        5.38%    06/01/23      1,500       1,493,190
   Homewood (City of); Series 2007, Unlimited Tax Capital Appreciation GO
      Wts. (INS-Financial Security Assurance Inc.) (a)(b)                       4.85%    09/01/36      1,000         158,530
   Jefferson (County of);
      Series 2000, School Limited Obligation Wts.
      (INS-Financial Security Assurance Inc.) (a)                               5.50%    02/15/20      1,250       1,149,525
        Series 2001 A, Capital Improvement Sewer Revenue Wts. (c)(d)            5.00%    02/01/11        775         808,829
   Lauderdale (County of) & Florence (City of) Health Care Authority
      (Coffee Health Group); Series 2000 A, RB
      (INS-MBIA Insurance Corp.) (a)                                            6.00%    07/01/29      1,000         984,790
   Mobile (City of); Series 2008, Unlimited Tax GO Wts.
      (INS-Financial Security Assurance Inc.) (a)                               4.25%    02/15/29      1,000         823,340
   University of Alabama (Birmingham Hospital); Series 2006 A, RB
      (INS-Ambac Assurance Corp.) (a)                                           5.00%    09/01/36      1,000         872,410
   University of Alabama; Series 2004 A, RB (INS-MBIA Insurance Corp.) (a)      5.00%    07/01/29      1,000         966,190
                                                                                                                ------------
                                                                                                                   9,682,514
                                                                                                                ------------
ALASKA-0.76%
   Alaska (State of) Housing Finance Corp. (State Building Lease);
      Series 1999, RB (c)(d)                                                    5.75%    04/01/10      2,000       2,094,000
   Alaska (State of) Municipal Bond Bank Authority;
      Series 2008 2, RB                                                         4.90%    06/01/26      1,035         926,522
      Series 2008 2, RB                                                         5.25%    06/01/38      1,000         895,740
                                                                                                                ------------
                                                                                                                   3,916,262
                                                                                                                ------------
ARIZONA-0.18%
   Yuma (City of) Municipal Property Corp.; Series 2007 D, Municipal
      Facilities RB (INS-XL Capital Assurance Inc.) (a)                         5.00%    07/01/24      1,000         934,070
ARKANSAS-0.80%
   Arkansas (State of) Development Finance Authority; Series 2008 B,
      Single Family Mortgage RB (e)                                             5.70%    07/01/28      1,000         864,020
   Bentonville (City of); Series 2007, Sales & Use Tax RB
      (INS-Ambac Assurance Corp.) (a)                                           4.38%    11/01/25      1,000         879,290
   North Little Rock (City of) Health Facilities Board (Baptist Health);
      Series 2001, Health Care RB                                               5.70%    07/01/22        500         486,105
   University of Arkansas Board of Trustees (Fayetteville Campus);
      Series 2008 A, Various Facilities RB                                      5.00%    11/01/33      1,000         905,970
   Van Buren (County of) Public Facilities Board Sewer Revenue;
      Series 2000, Ref. & Construction Sales & Use Tax RB
      (INS-Ambac Assurance Corp.) (a)                                           5.60%    12/01/25      1,000       1,009,280
                                                                                                                ------------
                                                                                                                   4,144,665
                                                                                                                ------------
CALIFORNIA-5.97%
   ABAG Finance Authority for Non-Profit Corps. (Lincoln Glen Manor for
      Senior Citizens); Series 2000, COP (CEP-Cal-Mortgage)                     6.10%    02/15/25      1,000       1,005,740
   ABAG Finance Authority for Non-Profit Corps. (Lytton Gardens Inc.);
      Series 1999, COP (CEP-Cal-Mortgage)                                       6.00%    02/15/19      1,585       1,594,304
   ABAG Finance Authority for Non-Profit Corps.
      (Odd Fellows Home of California); Series 1999, COP (CEP-Cal-Mortgage)     6.00%    08/15/24      1,000       1,002,300
   Alhambra (City of) Unified School District (Financing); Series 2008, COP
      (INS-Financial Security Assurance Inc.) (a)                               5.50%    04/01/26      1,000         983,460
   Alum Rock Union Elementary School District (Election of 2008);
      Series 2008 A, Unlimited Tax GO (INS-Assured Guaranty Ltd.) (a)           5.00%    08/01/33      1,000         884,500
   Big Bear Lake (City of); Series 1996, Ref. Water RB
      (INS-MBIA Insurance Corp.) (a)                                            6.00%    04/01/22      2,000       2,204,940
   California (State of) Department of Water Resources; Series 2002 A,
      Power Supply RB (c)(d)                                                    5.38%    05/01/12      1,000       1,093,400

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MUNICIPAL BOND FUND

                                                                                                    PRINCIPAL
                                                                              INTEREST   MATURITY    AMOUNT
                                                                                RATE       DATE       (000)        VALUE
                                                                              --------   --------   ---------   ------------
CALIFORNIA-(CONTINUED)
   California (State of) Educational Facilities Authority
      (Fresno Pacific University); Series 2000 A, RB                            6.05%    03/01/11     $1,350    $  1,385,167
   California (State of) Health Facilities Financing Authority
      (Southern California Presbyterian Homes); Series 1998, VRD RB
      (INS-MBIA Insurance Corp.) (a)(f)(g)                                      6.00%    12/01/28      2,800       2,800,000
   California (State of) Statewide Communities Development Authority
      (Enloe Medical Center); Series 2008, RB (CEP-Cal-Mortgage)                5.75%    08/15/38        500         462,550
      Series 2008, RB (CEP-Cal-Mortgage)                                        6.25%    08/15/33        500         499,940
   California (State of);
      Series 2003, Unlimited Tax GO (INS-Ambac Assurance Corp.) (a)             5.00%    02/01/33      2,495       2,218,354
      Series 2008, Unlimited Tax GO                                             5.13%    08/01/36      2,000       1,787,700
   Contra Costa (County of) Water District; Series 2007 O, Ref. Water RB
      (INS-Ambac Assurance Corp.) (a)                                           5.00%    10/01/25      1,910       1,811,941
   El Centro (City of) Financing Authority; Series 2006 A, Water RB
      (INS-Financial Security Assurance Inc.) (a)                               5.00%    10/01/26      2,000       1,857,340
   Evergreen Elementary School District; Series 2007 A, Unlimited Tax GO
      (INS-Financial Security Assurance Inc.) (a)                               4.38%    08/01/28      1,700       1,390,141
   Folsom (City of) Public Financing Authority; Series 2007 A, Special
      Obligation Tax RB (INS-Ambac Assurance Corp.) (a)                         5.00%    09/01/28      1,000         887,310
   Foothill/Eastern Corridor Agency (California Toll Road); Series 1995 A,
      Sr. Lien RB (c)(d)                                                        6.00%    01/01/10        400         418,504
   Hesperia (City of) Public Financing Authority (Redevelopment & Housing);
      Series 2007 A, RB (INS-XL Capital Assurance Inc.) (a)                     5.00%    09/01/31        500         405,030
   Los Angeles (City of) Unified School District (Election of 2002);
      Series 2007 B, Unlimited Tax GO (INS-Ambac Assurance Corp.) (a)           4.50%    07/01/26      2,000       1,717,940
   Palomar Pomerado Health System (Election of 2004); Series 2005 A,
      Unlimited Tax GO (INS-Ambac Assurance Corp.) (a)                          5.00%    08/01/26        980         892,702
   Redlands (City of) Unified School District (Election of 2008);
      Series 2008, Unlimited Tax GO
      (INS-Financial Security Assurance Inc.) (a)                               5.00%    07/01/25      1,415       1,334,218
   Southern California Public Power Authority (Natural Gas Project No. 1);
      Series 2007 A, RB                                                         5.00%    11/01/33      1,500         951,855
   Yuba (County of) Levee Financing Authority; Series 2008 A, RB
      (INS-Assured Guaranty Ltd.) (a)                                           5.00%    09/01/33      1,500       1,312,155
                                                                                                                ------------
                                                                                                                  30,901,491
                                                                                                                ------------
COLORADO-4.19%
   Arapahoe (County of) Water & Waste Water Authority; Series 2007, Ref. RB
      (INS-Financial Security Assurance Inc.) (a)                               5.00%    12/01/33      1,000         911,240
   Aurora (City of) (Children's Hospital); Series 2004 C, RB
      (INS-Financial Security Assurance Inc.) (a)                               5.00%    12/01/33      2,500       2,194,050
   Aurora (City of); Series 2000, Public Improvement COP (c)(d)                 5.50%    12/01/10      3,230       3,415,693
   Boulder (County of); Series 2005 A, Open Space Capital Improvement
      Trust Fund RB (INS-Financial Security Assurance Inc.) (a)                 5.00%    01/01/24      4,145       4,079,841
   Colorado (State of) E-470 Public Highway Authority;
      Series 2000 A, Sr. RB (c)(d)                                              5.75%    09/01/10      1,000       1,056,460
   Colorado (State of) Health Facilities Authority (Exempla Inc.);
      Series 2002 A, RB                                                         5.50%    01/01/23      2,850       2,516,806
      Series 2002 A, RB                                                         5.63%    01/01/33      2,000       1,619,640
   Colorado (State of) State Board of Governors
      (University Enterprise System); Series 2007 A, RB
      (INS-Financial Guaranty Insurance Co.) (a)                                5.00%    03/01/37      1,180       1,028,700
   Colorado Springs (City of); Series 2002, Hospital RB
      (INS-Financial Security Assurance Inc.) (a)                               5.00%    12/15/32      1,000         893,140
   Denver (City of) Health & Hospital Authority; Series 2004 A,
      Ref. Health Care RB (c)(d)                                                6.25%    12/01/14        750         854,010
   Meridian Metropolitan District; Series 2001 B, Ref. & Improvement
      Unlimited Tax GO (INS-Radian Asset Assurance, Inc.) (a)                   5.00%    12/01/25        750         612,233
   Northwest Parkway Public Highway Authority; Series 2001 A, Sr. RB (c)(d)     5.25%    06/15/11      1,000       1,074,570
   Superior (City of) Metropolitan District No. 1; Series 2006, Ref. RB
      (INS-Ambac Assurance Corp.) (a)                                           5.00%    12/01/23      1,450       1,427,336
                                                                                                                ------------
                                                                                                                  21,683,719
                                                                                                                ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MUNICIPAL BOND FUND

                                                                                                    PRINCIPAL
                                                                              INTEREST   MATURITY    AMOUNT
                                                                                RATE       DATE       (000)        VALUE
                                                                              --------   --------   ---------   ------------
CONNECTICUT-2.54%
   Connecticut (State of) (Bradley International Airport); Series 2000 A,
      Special Obligation Parking RB
      (INS-ACA Financial Guaranty Corp.) (a)(e)                                 6.60%    07/01/24     $1,250    $  1,015,837
   Connecticut (State of) (Transportation Infrastructure);
      Series 1991 B, Special Obligation Tax RB                                  6.50%    10/01/10        530         566,840
      Series 1991 B, Special Obligation Tax RB                                  6.50%    10/01/12      1,500       1,663,455
   Connecticut (State of) Area Cooperative Educational Services
      (Staff Development/Administration Facilities); Series 1999,
      Unlimited Tax GO (INS-ACA Financial Guaranty Corp.) (a)                   5.63%    07/15/19      1,060         909,056
   Connecticut (State of) Health & Educational Facility Authority
      (Bridgeport Hospital); Series 1992 A, RB
      (INS-MBIA Insurance Corp.) (a)                                            6.63%    07/01/18        500         501,110
   Connecticut (State of) Health & Educational Facility Authority
      (Loomis Chaffee School); Series 2001 D, RB (c)(d)                         5.25%    07/01/11      1,000       1,070,200
   Connecticut (State of) Health & Educational Facility Authority
      (Quinnipiac University);
      Series 2007 J, RB (INS-MBIA Insurance Corp.) (a)                          5.00%    07/01/37      1,200       1,068,276
      Series 2007 J, RB (INS-MBIA Insurance Corp.) (a)                          5.75%    07/01/33      1,000       1,015,460
   Connecticut (State of) Housing Finance Authority (Group Home Mortgage);
      Series 2000 GH-5, Special Obligation RB
      (INS-Ambac Assurance Corp.) (a)                                           5.85%    06/15/30        500         445,105
   Connecticut (State of) Housing Finance Authority
      (Housing Mortgage Finance Program); Series 1996 C-1, RB                   6.30%    11/15/17      1,015       1,026,683
      Series 1998 C, RB (e)                                                     5.50%    11/15/35      1,775       1,394,706
   New Britain (City of); Series 1992, Unlimited Tax GO
      (INS-MBIA Insurance Corp.) (a)                                            6.00%    02/01/11        400         423,280
   Somers (City of); Series 1990, Unlimited Tax GO                              6.00%    12/01/10        190         203,424
   University of Connecticut; Series 2000 A, Student Fee RB (c)(d)              6.00%    11/15/10      1,325       1,430,642
   Westbrook (City of); Series 1992, Unlimited Tax GO
      (INS-MBIA Insurance Corp.) (a)                                            6.40%    03/15/10        380         397,503
                                                                                                                ------------
                                                                                                                  13,131,577
                                                                                                                ------------
DISTRICT OF COLUMBIA-0.40%
   District of Columbia (George Washington University); Series 2001 A, RB
      (INS-MBIA Insurance Corp.) (a)                                            5.13%    09/15/31      1,000         996,600
   District of Columbia (Gonzaga College High School); Series 1999, RB
      (INS-Financial Security Assurance Inc.) (a)                               5.38%    07/01/19      1,055       1,065,434
                                                                                                                ------------
                                                                                                                   2,062,034
                                                                                                                ------------
FLORIDA-1.73%
   Bartow (City of); Series 2006, Ref. Water & Sewer System RB
      (INS-Financial Guaranty Insurance Co.) (a)                                4.25%    10/01/29      5,000       3,829,100
   Crossings at Fleming Island Community Development District;
      Series 2000 B, Ref. Special Assessment RB
      (INS-MBIA Insurance Corp.) (a)                                            5.80%    05/01/16      1,000       1,027,730
   Jacksonville (City of) Health Facilities Authority
      (Ascension Health Credit Group); Series 2002 A, RB                        5.25%    11/15/32      1,500       1,263,960
   Miami-Dade (County of) (Miami International Airport); Series 2000 B,
      Aviation RB (INS-Financial Guaranty Insurance Co.) (a)                    5.75%    10/01/29      2,000       1,938,440
   Sunrise (City of) Utility System; Series 1998, Ref. RB
      (INS-Ambac Assurance Corp.) (a)                                           5.00%    10/01/28      1,000         904,810
                                                                                                                ------------
                                                                                                                   8,964,040
                                                                                                                ------------
GEORGIA-0.92%
   Dahlonega (City of) Water & Wastewater; Series 2008 A, RB
      (INS-Assured Guaranty Ltd.) (a)                                           5.25%    09/01/30      1,750       1,675,380
   Gilmer (County of) Building Authority (Courthouse); Series 2005 A, RB
      (INS-XL Capital Assurance Inc.) (a)                                       5.00%    04/01/29      1,000         910,660
   Gwinnett (County of) Water & Sewerage Authority; Series 2002, RB (c)(d)      5.25%    08/01/12      2,000       2,149,140
                                                                                                                ------------
                                                                                                                   4,735,180
                                                                                                                ------------
IDAHO-0.09%
   Idaho (State of) Health Facilities Authority
      (Trinity Health Credit Group); Series 2008 B, Ref. RB                     6.13%    12/01/28        500         489,525
                                                                                                                ------------
ILLINOIS-6.96%
   Bellwood (City of); Series 2002, Unlimited Tax GO (c)(d)                     5.25%    12/01/12      1,000       1,080,840

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MUNICIPAL BOND FUND

                                                                                                    PRINCIPAL
                                                                              INTEREST   MATURITY     AMOUNT
                                                                                RATE       DATE       (000)        VALUE
                                                                              --------   --------   ---------   ------------
ILLINOIS-(CONTINUED)
   Chicago (City of) (Cottage View Terrace Apartments); Series 2000 A,
      FHA/GNMA Collateralized MFH RB (CEP-GNMA) (e)                             6.13%    02/20/42     $1,530    $  1,343,600
   Chicago (City of);
      Series 2000 C, Project & Ref. Unlimited Tax GO (c)(d)                     5.50%    07/01/10      1,755       1,858,703
      Series 2000 C, Project & Ref. Unlimited Tax GO (INS-Financial
         Guaranty Insurance Co.) (a)                                            5.50%    01/01/40        995         967,478
      Series 2001, Special Transportation RB (c)(d)                             5.25%    01/01/27      1,000       1,012,090
      Series 2001 A, Project & Ref. Unlimited Tax GO (c)(d)                     5.25%    01/01/11      2,980       3,169,349
      Series 2001 A, Project & Ref. Unlimited Tax GO (INS-MBIA Insurance
         Corp.) (a)                                                             5.25%    01/01/33        960         896,487
   Cook (County of); Series 2004 B, Capital Improvement Unlimited Tax GO
      (INS-MBIA Insurance Corp.) (a)                                            5.00%    11/15/29      1,000         938,120
   Freeport (City of); Series 2000, Sewer System Improvements Unlimited
      Tax GO (c)(d)                                                             6.00%    12/01/10      1,000       1,080,150
   Illinois (State of) Department of Central Management Services; Series
      1999, COP (INS-MBIA Insurance Corp.) (a)                                  5.85%    07/01/19      1,750       1,780,345
   Illinois (State of) Development Finance Authority (Adventist Health
      Systems); Series 1997 A, RB (INS-MBIA Insurance Corp.) (a)                6.00%    11/15/11      2,500       2,652,175
   Illinois (State of) Educational Facilities Authority (Northwestern
      University); Series 1997, Adjustable Rate Medium Term RB (c)(d)           5.25%    11/01/14      1,000       1,083,690
   Illinois (State of) Educational Facilities Authority (Robert Morris
      College);
      Series 2000, RB (INS-MBIA Insurance Corp.) (a)                            5.75%    06/01/20      1,305       1,306,592
      Series 2000, RB (INS-MBIA Insurance Corp.) (a)                            5.80%    06/01/30      1,000       1,001,070
   Illinois (State of) Finance Authority (Children's Memorial Hospital);
      Series 2008 A, RB (INS-Assured Guaranty Ltd.) (a)                         5.25%    08/15/33      2,000       1,795,760
   Illinois (State of) Finance Authority (Noble Network Charter Schools);
      Series 2007 A, RB (INS-ACA Financial Guaranty Corp.) (a)                  5.00%    09/01/27      1,000         680,350
   Illinois (State of) Finance Authority (Resurrection Health Care); Series
      1999 B, RB (INS-Financial Security Assurance Inc.) (a)                    5.25%    05/15/29      3,000       2,794,710
   Illinois (State of) Health Facilities Authority (Blessing Hospital);
      Series 1999 A, RB (c)(d)                                                  6.00%    11/15/09      1,000       1,043,620
   Illinois (State of) Health Facilities Authority (Evangelical Hospital
      Corp.);
      Series 1992 A, Ref. RB (d)                                                6.25%    04/15/22      1,000       1,130,340
      Series 1992 C, RB (d)                                                     6.25%    04/15/22      1,150       1,299,891
   Illinois (State of) Municipal Electric Agency; Series 2006, Power Supply
      RB (INS-Financial Guaranty Insurance Co.) (a)                             5.00%    02/01/26      4,000       3,629,480
   Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
      Series 2002 A, Capital Appreciation Dedicated State Tax RB (INS-MBIA
         Insurance Corp.) (a)(b)                                                5.94%    06/15/30      1,000         277,540
      Series 2002 A, Dedicated State Tax RB (INS-MBIA Insurance Corp.) (a)      5.25%    06/15/42      1,000         955,930
   Will (County of) School District No. 086 (Joliet); Series 2006 B, Ref.
      Unlimited Tax GO (INS-Financial Security Assurance Inc.) (a)              5.00%    03/01/24      1,000         953,370
   Will (County of) School District No. 122 (New Lenox);
      Series 2000 A, Unlimited Tax GO (c)(d)                                    6.50%    11/01/10         80          86,284
      Series 2000 A, Unlimited Tax GO (c)(d)                                    6.50%    11/01/10        510         550,061
      Series 2000 A, Unlimited Tax GO (c)(d)                                    6.50%    11/01/10        575         620,166
                                                                                                                ------------
                                                                                                                  35,988,191
                                                                                                                ------------
INDIANA-5.92%
   East Allen (County of) Multi-School Building Corp.; Series 2000, First
      Mortgage RB (c)(d)                                                        5.75%    01/15/10        735         766,186
   Hancock (County of) & Mount Vernon (City of) Multi-School Building Corp.;
      Series 2001 A, First Mortgage RB (c)(d)                                   5.45%    07/15/11      1,000       1,069,810
   Indiana (State of) Bond Bank; Series 2000 A, Special Program RB (c)(d)       5.90%    02/01/10      1,000       1,054,290
   Indiana (State of) Transportation Finance Authority;
      Series 2000, Highway RB (c)(d)                                            5.38%    12/01/10        435         459,821
      Series 2000, Highway RB (c)(d)                                            5.38%    12/01/10      1,565       1,654,299
   Indianapolis (City of) Local Public Improvement Bond Bank (Waterworks);
      Series 2002 A, RB (c)(d)                                                  5.25%    07/01/12      1,000       1,071,220
   Lafayette (City of); Series 2002, Sewer RB (c)(d)                            5.15%    07/01/12      1,000       1,076,710
   Noblesville (City of) Redevelopment Authority (Lease Rental 146th Street
      Extension); Series 2006 A, Economic Development RB                        5.25%    08/01/25      1,570       1,535,664
   Northern Wells (City of) Community School Building Corp.; Series 2002,
      First Mortgage RB (c)(d)                                                  5.40%    07/15/12        500         536,755

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MUNICIPAL BOND FUND

                                                                                                    PRINCIPAL
                                                                              INTEREST   MATURITY     AMOUNT
                                                                                RATE       DATE       (000)        VALUE
                                                                              --------   --------   ---------   ------------
INDIANA-(CONTINUED)
   Petersburg (City of) (Indianapolis Power & Light Co.);
      Series 1991, Ref. PCR                                                     5.75%    08/01/21     $4,000    $  3,551,640
      Series 1993 B, Ref. PCR (INS-MBIA Insurance Corp.) (a)                    5.40%    08/01/17      9,850      10,382,097
   Rockport (City of) (AEP Generating Co.); Series 1995 A, Ref. Adjustable
      Rate PCR (INS-Ambac Assurance Corp.) (a)                                  4.15%    07/01/25      2,000       2,048,080
   Rockville (City of) School Building Corp.; Series 2006, First Mortgage
      RB (INS-Financial Security Assurance Inc.) (a)                            5.00%    07/15/26      3,430       3,297,293
   St. Joseph (County of) Hospital Authority (Memorial Health System);
      Series 2000, Health System RB (c)(d)                                      5.63%    02/15/11      1,000       1,065,290
   Wa-Nee Middle School Building Corp.; Series 2001, First Mortgage
      Unlimited Tax GO (c)(d)                                                   5.50%    07/15/11      1,000       1,065,540
                                                                                                                ------------
                                                                                                                  30,634,695
                                                                                                                ------------
KANSAS-0.61%
   Kansas (State of) Development Finance Authority (Stormont-Vail
      Healthcare Inc.); Series 2007 L, Health Facilities RB (INS-MBIA
      Insurance Corp.) (a)                                                      5.13%    11/15/32        750         665,002
   Overland Park Development Corp. (Overland Park Convention Center Hotel);
      Series 2001 A, First Tier RB (c)(d)                                       7.38%    01/01/11      1,635       1,799,056
   University of Kansas Hospital Authority (KU Health Systems); Series
      2006, Ref. & Improvement Health Facilities RB                             4.50%    09/01/32      1,000         691,390
                                                                                                                ------------
                                                                                                                   3,155,448
                                                                                                                ------------
KENTUCKY-0.68%
   Franklin (County of) School District Finance Corp.; Series 2007, School
      Building RB (INS-Financial Security Assurance Inc.) (a)                   4.25%    05/01/26      1,500       1,265,070
   Kentucky (State of) Economic Development Finance Authority (Louisville
      Arena Authority, Inc.); Series 2008 A-1, RB (INS-Assured Guaranty
      Ltd.) (a)                                                                 6.00%    12/01/33      1,000         957,530
   Spencer (County of) School District Finance Corp.; Series 2007, School
      Building RB (INS-Financial Security Assurance Inc.) (a)                   4.50%    08/01/27      1,480       1,289,272
                                                                                                                ------------
                                                                                                                   3,511,872
                                                                                                                ------------
LOUISIANA-3.98%
   East Baton Rouge (Parish of) Sewer Commission;
      Series 2006 A, Ref. RB (INS-Financial Security Assurance Inc.) (a)        5.00%    02/01/25      1,000         984,630
      Series 2006 A, Ref. RB (INS-Financial Security Assurance Inc.) (a)        5.00%    02/01/26      1,000         979,560
   Lafayette (City of);
      Series 2000 A, Public Improvement Sales Tax RB (c)(d)                     5.50%    03/01/10      2,360       2,494,284
      Series 2007, Communications Systems RB (INS-XL Capital Assurance
         Inc.) (a)                                                              4.63%    11/01/24      2,000       1,783,140
   Louisiana (State of) Local Government Environmental Facilities &
      Community Development Authority (Parking Facilities Corp. Garage);
      Series 2001 A, RB (INS-Ambac Assurance Corp.) (a)                         5.20%    10/01/20      1,760       1,774,062
   Louisiana (State of) Local Government Environmental Facilities &
      Community Development Authority;
      Series 2000, Capital Projects & Equipment Acquisitions RB (INS-ACA
         Financial Guaranty Corp.) (a)                                          6.55%    09/01/25      5,290       4,326,109
      Series 2000 A, Capital Projects & Equipment Acquisitions RB
         (INS-Ambac Assurance Corp.) (a)                                        6.30%    07/01/30      2,000       1,822,660
   Louisiana (State of) Public Facilities Authority (Black & Gold
      Facilities);
      Series 2007 A, RB (INS-CIFG Assurance North America, Inc.) (a)            5.00%    07/01/32      1,000         814,070
   Louisiana (State of) Public Facilities Authority (Ochsner Clinic
      Foundation);
      Series 2002 B, RB (c)(d)                                                  5.50%    05/15/26      1,000       1,050,720
   Louisiana (State of) Public Facilities Authority (Tulane University);
      Series 2002 A, RB (c)(d)                                                  5.13%    07/01/12      2,100       2,236,836
   Ouachita (Parish of) Hospital Service District No. 1 (Glenwood Regional
      Medical Center); Series 1996, Ref. RB (c)(d)                              5.70%    05/15/10      1,000       1,053,380
   St. John Baptist (Parish of) Sales Tax District; Series 1987, RB (d)         7.60%    01/01/09        500         504,795
   Tangipahoa (Parish of) Hospital Service District No. 1 (North Oaks
      Medical Center); Series 2003 A, Ref. RB                                   5.00%    02/01/25      1,000         755,840
                                                                                                                ------------
                                                                                                                  20,580,086
                                                                                                                ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MUNICIPAL BOND FUND

                                                                                                    PRINCIPAL
                                                                              INTEREST   MATURITY     AMOUNT
                                                                                RATE       DATE       (000)        VALUE
                                                                              --------   --------   ---------   ------------
MARYLAND-0.53%
   Baltimore (City of) (Water); Series 1994 A, RB (d)                           5.00%    07/01/24     $1,000    $    980,850
   Maryland (State of) Health & Higher Educational Facilities Authority
      (Lifebridge Health); Series 2008, RB                                      4.75%    07/01/39      1,000         706,570
   Maryland (State of) Health & Higher Educational Facilities Authority
      (University of Maryland Medical System); Series 2001, RB (c)(d)           5.25%    07/01/11      1,000       1,056,980
                                                                                                                ------------
                                                                                                                   2,744,400
                                                                                                                ------------
MASSACHUSETTS-2.89%
   Boston (City of) Water & Sewer Commission; Sr. Series 1993 A, RB
      (INS-MBIA Insurance Corp.) (a)                                            5.25%    11/01/19      5,385       5,534,434
   Massachusetts (State of) Bay Transportation Authority; Series 2002 A,
      Sr. Sales Tax RB (c)(d)                                                   5.00%    07/01/12      1,500       1,593,990
   Massachusetts (State of) Development Finance Agency (Boston University);
      Series 1999 P, RB                                                         6.00%    05/15/59      5,500       5,225,440
   Massachusetts (State of) Development Finance Agency (College Issue);
      Series 2003 B, RB (INS-XL Capital Assurance Inc.) (a)                     5.25%    07/01/33      1,000         906,190
   Massachusetts (State of) Development Finance Agency (Linden Ponds Inc.);
      Series 2007 A, Facilities RB                                              5.00%    11/15/14      1,000         878,990
   Massachusetts (State of); Series 2000 A, Consolidated Loan Limited
      Tax GO                                                                    5.75%    02/01/09        785         792,363
                                                                                                                ------------
                                                                                                                  14,931,407
                                                                                                                ------------
MICHIGAN-4.25%
   Allegan (City of) Public School District; Series 2000, Unlimited Tax GO
      (c)(d)                                                                    5.75%    05/01/10        500         526,385
   Almont (City of) Community Schools; Series 2002, Ref. School Building &
      Site Unlimited Tax GO (c)(d)                                              5.00%    11/01/12      1,000       1,068,060
   Bullock Creek School District; Series 2000, Unlimited Tax GO (c)(d)          5.50%    05/01/10      1,000       1,048,380
   Caledonia (City of) Community Schools;
      Series 2000, Unlimited Tax GO (c)(d)                                      5.50%    05/01/10      1,000       1,048,380
      Series 2005, Ref. Unlimited Tax GO (INS-MBIA Insurance Corp.) (a)         5.00%    05/01/25      1,000         939,650
   Chippewa Valley Schools; Series 2002, Ref. Unlimited Tax GO (c)(d)           5.13%    05/01/12      1,000       1,067,500
   Detroit (City of) Water Supply System;
      Series 2001 A, Sr. Lien RB (c)(d)                                         5.25%    07/01/11      1,845       1,952,545
      Series 2001 A, Sr. Lien RB (c)(d)                                         5.25%    07/01/11      1,655       1,747,134
      Series 2001 A, Sr. Lien RB (INS-Financial Guaranty Insurance Co.) (a)     5.00%    07/01/30      5,000       4,330,350
   Jackson (City of) Brownfield Redevelopment Authority; Series 2002, Tax
      Increment TAN (INS-Financial Guaranty Insurance Co.) (a)                  5.13%    06/01/24      1,000         949,480
   Lake Orion (City of) Community School District; Series 2000 A, Unlimited
      Tax GO (c)(d)                                                             6.00%    05/01/10        500         527,830
   Michigan (State of) Municipal Bond Authority (Drinking Water Revolving
      Fund); Series 2000, RB (c)(d)                                             5.50%    10/01/10      1,000       1,066,350
   Michigan (State of) Public Power Agency (Combustion Turbine No. 1);
      Series 2001 A, RB (INS-Ambac Assurance Corp.) (a)                         5.25%    01/01/24      2,500       2,505,575
   Michigan (State of) Tobacco Settlement Finance Authority; Series 2007
      A, Sr. RB                                                                 6.00%    06/01/34      1,300         949,312
   Newaygo (City of) Public Schools; Series 2000, Unlimited Tax GO (c)(d)       5.50%    05/01/10      1,000       1,048,380
   Wyoming (City of) Water Supply System; Series 2008, RB                       5.13%    06/01/28      1,305       1,194,192
                                                                                                                ------------
                                                                                                                  21,969,503
                                                                                                                ------------
MINNESOTA-0.20%
   Minneapolis (City of); Series 2000 A, Parking Ramp Unlimited Tax GO          5.90%    12/01/20      1,000       1,033,770
                                                                                                                ------------
MISSISSIPPI-1.17%
   Mississippi (State of) Higher Education Assistance Corp.; Sub. Series
      1994 C, RB (CEP-Gtd. Student Loans) (e)                                   7.50%    09/01/09      5,000       5,007,950
   Mississippi (State of) Hospital Equipment & Facilities Authority
      (Forrest County General Hospital); Series 2000, RB (c)(d)                 5.50%    01/01/11      1,000       1,066,560
                                                                                                                ------------
                                                                                                                   6,074,510
                                                                                                                ------------
MISSOURI-2.36%
   Bi-State Development Agency (Metrolink Cross Country) Series 2007, Mass
      Transit Sales Tax RB                                                      5.00%    10/01/33      1,500       1,255,290
   Cass (County of); Series 2007, Hospital RB                                   5.38%    05/01/22      1,000         843,310

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MUNICIPAL BOND FUND

                                                                                                    PRINCIPAL
                                                                              INTEREST   MATURITY    AMOUNT
                                                                                RATE       DATE       (000)        VALUE
                                                                              --------   --------   ---------   ------------
MISSOURI-(CONTINUED)
   Gladstone (City of); Series 2006 A, COP (INS-XL Capital Assurance
      Inc.) (a)                                                                 5.00%    06/01/22     $1,295    $  1,221,224
   Ladue (City of) School District; Series 2007, Ref. & Improvement
      Unlimited Tax GO                                                          4.75%    03/01/27      1,000         941,540
   Miller (County of) Reorganized School District No. 2; Series 2006,
      Unlimited Tax GO (INS-Financial Security Assurance Inc.) (a)              5.00%    03/01/21      1,000       1,005,410
   Missouri (State of) Health & Educational Facilities Authority
      (Washington University); Series 2001 A, RB (c)(d)                         5.13%    06/15/11      4,000       4,253,280
   Missouri (State of) Joint Municipal Electric Utility Commission
      (Iatan 2); Series 2006 A, Power Project RB (INS-Ambac Assurance
      Corp.) (a)                                                                5.00%    01/01/34      1,000         832,110
   Neosho (City of) Reorganized School District No. R-05 (Missouri Direct
      Deposit Program); Series 2006, School Building Unlimited Tax GO
      (INS-Financial Security Assurance Inc.) (a)                               5.00%    03/01/23      1,000         994,870
   St. Louis (City of) Municipal Finance Corp. (Recreational Sales
      Tax); Series 2007, Leasehold RB (INS-Ambac Assurance Corp.) (a)           4.50%    02/15/28      1,000         860,750
                                                                                                                ------------
                                                                                                                  12,207,784
                                                                                                                ------------
MONTANA-0.25%
   Montana (State of) Facility Finance Authority (Glendive Medical
      Center); Series 2008 A, Master Loan Program RB                            4.75%    07/01/28      1,500       1,270,080
NEBRASKA-0.36%
   University of Nebraska (Omaha Student Facilities); Series 2007,
      University RB                                                             5.00%    05/15/32      1,000         935,600
   University of Omaha (Health and Recreation); Series 2008, RB                 5.00%    05/15/33      1,000         936,930
                                                                                                                ------------
                                                                                                                   1,872,530
                                                                                                                ------------
NEVADA-2.57%
   Clark (County of) Water Reclamation District; Series 2008, Limited
      Tax GO                                                                    5.63%    07/01/32      1,500       1,481,520
   Clark (County of);
      Series 2001, Bond Bank Limited Tax GO (c)(d)                              5.00%    06/01/11      2,870       3,036,575
      Series 2001, Bond Bank Limited Tax GO (INS-Financial Guaranty
         Insurance Co.) (a)                                                     5.00%    06/01/31      2,130       1,972,444
      Series 2001 B, Airport Sub. Lien RB (c)(d)                                5.13%    07/01/11      2,250       2,379,937
         Series 2001 B, Airport Sub. Lien RB (c)(d)                             5.25%    07/01/11      1,500       1,591,380
      Series 2004 A-2, Airport Sub. Lien RB (INS-Financial Guaranty
         Insurance Co.) (a)                                                     5.13%    07/01/25      1,000         900,350
      Series 2004 A-2, Airport Sub. Lien RB (INS-Financial Guaranty
         Insurance Co.) (a)                                                     5.13%    07/01/27      1,000         880,780
   Truckee Meadows Water Authority; Series 2001 A, Water RB (c)(d)              5.13%    07/01/11      1,000       1,059,070
                                                                                                                ------------
                                                                                                                  13,302,056
                                                                                                                ------------
NEW JERSEY-1.22%
   New Jersey (State of) Economic Development Authority (Continental
      Airlines, Inc.);
      Series 1999, Special Facility RB (e)                                      6.40%    09/15/23      1,025         633,491
      Series 2000, Special Facility RB (e)                                      7.00%    11/15/30      4,000       2,589,960
   New Jersey (State of) Tobacco Settlement Financing Corp.; Series
      2002, Asset-Backed RB (c)(d)                                              5.38%    06/01/12      1,485       1,594,727
   New Jersey (State of) Transportation Trust Fund Authority; Series
      1999 A, Transportation System RB (d)                                      5.50%    06/15/10      1,440       1,515,254
                                                                                                                ------------
                                                                                                                   6,333,432
                                                                                                                ------------
NEW MEXICO-0.76%
   New Mexico (State of) Finance Authority; Series 2006 B, Sr. Lien
      Public Project Revolving Fund RB (INS-MBIA Insurance Corp.) (a)           5.00%    06/01/26      2,000       1,900,520
   San Juan (County of); Series 2008, Sub. Gross Receipts Tax RB
      (INS-Financial Security Assurance Inc.) (a)                               4.38%    06/15/25      1,000         866,160
   Santa Fe (City of); Series 2006 B, Ref. Gross Receipts Tax RB
      (INS-Financial Security Assurance Inc.) (a)                               5.00%    06/01/22      1,185       1,173,446
                                                                                                                ------------
                                                                                                                   3,940,126
                                                                                                                ------------
NEW YORK-4.74%
   Metropolitan Transportation Authority (Dedicated Tax Fund); Series
      2000 A, RB (c)(d)                                                         5.88%    04/01/10      1,500       1,577,340
   Metropolitan Transportation Authority (Service Contract); Series
      2002 A, Ref. RB                                                           5.13%    01/01/29      1,000         925,900
   New York (City of) Municipal Water Finance Authority;
      Series 2000 B, Water & Sewer System RB (c)(d)                             6.00%    06/15/10        935       1,001,796
      Series 2000 B, Water & Sewer System RB (d)                                6.00%    06/15/33        565         595,911

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MUNICIPAL BOND FUND

                                                                                                    PRINCIPAL
                                                                              INTEREST   MATURITY    AMOUNT
                                                                                RATE       DATE       (000)        VALUE
                                                                              --------   --------   ---------   ------------
NEW YORK-(CONTINUED)
   New York (City of); Series 2005 J, Unlimited Tax GO                          5.00%    03/01/23     $5,000    $  4,769,000
   New York (State of) Dormitory Authority (The New York and
      Presbyterian Hospital); Series 2007, FHA Insured Mortgage Hospital
      RB (INS-Financial Security Assurance Inc.) (a)                            4.75%    02/15/23      1,000         960,810
   New York (State of) Environmental Facilities Corp.; Series 1991 E,
      State Water Revolving Fund PCR                                            6.88%    06/15/10        305         305,461
   Port Authority of New York & New Jersey (Consolidated Ninety-Third);
      Series 1994, RB                                                           6.13%    06/01/94      5,250       5,262,758
   Triborough Bridge & Tunnel Authority;
      Series 1992 Y, General Purpose RB (d)                                     5.50%    01/01/17      2,900       3,161,000
      Series 1993 B, General Purpose RB (d)                                     5.00%    01/01/20      1,960       2,034,382
      Series 2006 A, General Purpose RB                                         5.00%    11/15/35      2,000       1,870,760
   TSASC, Inc.; Series 2006 1, Tobacco Settlement Asset-Backed RB               5.00%    06/01/26      2,500       2,075,200
                                                                                                                ------------
                                                                                                                  24,540,318
                                                                                                                ------------
NORTH CAROLINA-0.66%
   North Carolina (State of) Eastern Municipal Power Agency; Series
      1993 A, Power System RB (d)                                               6.13%    01/01/10      1,500       1,565,355
   North Carolina (State of) Housing Finance Agency; Series 1996 II,
      Single Family RB (CEP-FHA)                                                6.20%    03/01/16        170         168,164
   North Carolina (State of) Municipal Power Agency (No. 1 Catawba
      Electric); Series 1990, RB (d)                                            6.50%    01/01/10        260         272,891
   University of North Carolina; Series 2008 A, RB (INS-Assured
      Guaranty Ltd.) (a)                                                        5.00%    10/01/33      1,500       1,389,300
                                                                                                                ------------
                                                                                                                   3,395,710
                                                                                                                ------------
NORTH DAKOTA-0.41%
   North Dakota (State of) Board of Higher Education (North Dakota
      State University);
      Series 2007, Housing & Auxiliary Facilities RB (INS-Ambac
         Assurance Corp.) (a)                                                   5.00%    04/01/24      1,160       1,097,604
      Series 2007, Housing & Auxiliary Facilities RB (INS-Ambac
         Assurance Corp.) (a)                                                   5.00%    04/01/27      1,085       1,008,008
                                                                                                                ------------
                                                                                                                   2,105,612
                                                                                                                ------------
OHIO-3.32%
   Buckeye (City of) Tobacco Settlement Financing Authority;
      Series 2007 A-1, Sr. Asset-Backed RB                                      5.00%    06/01/17        585         532,186
      Series 2007 A-2, Sr. Asset-Backed RB                                      5.38%    06/01/24      2,415       1,901,909
      Series 2007 A-2, Sr. Asset-Backed RB                                      5.88%    06/01/47      2,150       1,366,884
      Series 2007 A-2, Sr. Asset-Backed RB                                      6.00%    06/01/42        900         603,720
   Clark (County of) (Ohio Masonic Home (The)); Series 1999, MFH VRD RB
      (INS-Ambac Assurance Corp.) (a)(f)(g)                                    10.00%    10/01/25        500         500,000
   Cleveland (City of) Waterworks; Series 1993 G, Ref. First Mortgage
      RB (INS-MBIA Insurance Corp.) (a)                                         5.50%    01/01/21      3,300       3,528,426
   Cuyahoga (County of); Series 2003 A, Ref. RB                                 5.50%    01/01/29      2,000       1,819,280
   Montgomery (County of) (Grandview Hospital & Medical Center); Series
      1997, Ref. RB (c)(d)                                                      5.50%    12/01/09      1,000       1,041,830
   Ohio (State of) Air Quality Development Authority (Columbus Southern
      Power Co.); Series 2007, RB (INS-MBIA Insurance Corp.) (a)(e)             5.10%    11/01/42      1,750       1,745,835
   Plain (City of) Local School District;
      Series 2000, Unlimited Tax GO (c)(d)                                      6.00%    06/01/11        410         444,457
      Series 2000, Unlimited Tax GO (INS-Financial Guaranty Insurance
         Co.) (a)                                                               6.00%    12/01/25         90          92,230
   Reynoldsburg (City of) School District (School Facilities
      Construction & Improvement); Series 2008, Unlimited Tax GO                5.00%    12/01/32      1,000         929,900
   Stark (County of) Lake Ohio Local School District; Series 2000,
      Unlimited Tax GO (c)(d)                                                   5.75%    12/01/10      2,500       2,664,075
                                                                                                                ------------
                                                                                                                  17,170,732
                                                                                                                ------------
OKLAHOMA-1.50%
   Jenks (City of) Aquarium Authority; Series 2000, First Mortgage RB
      (c)(d)                                                                    6.00%    07/01/10        800         853,048
   Mustang (City of) Improvement Authority; Series 1999, Utility RB
      (c)(d)                                                                    5.70%    10/01/09      1,500       1,586,025
   Oklahoma (State of) Development Finance Authority (Integris Baptist
      Medical Center); Series 2008 C, Ref. Health System RB                     5.25%    08/15/29      1,000         888,450

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MUNICIPAL BOND FUND

                                                                                                    PRINCIPAL
                                                                              INTEREST   MATURITY    AMOUNT
                                                                                RATE       DATE       (000)        VALUE
                                                                              --------   --------   ---------   ------------
OKLAHOMA-(CONTINUED)
   Oklahoma (State of) Development Finance Authority (St. John Health
      System);
      Series 1999, RB (c)(d)                                                    5.75%    02/15/09     $1,255    $  1,282,008
      Series 1999, RB                                                           5.75%    02/15/25        495         480,699
   Oklahoma City (City of)  Airport Trust; Series 2000 A, Jr. 27th Lien
      RB (c)(d)                                                                 5.13%    07/01/10      2,575       2,682,583
                                                                                                                ------------
                                                                                                                   7,772,813
                                                                                                                ------------
OREGON-0.20%
   Clackamas (County of) School District No. 7J (Lake Oswego); Series
      2005, Ref. Unlimited Tax GO (INS-Financial Security Assurance
      Inc.) (a)                                                                 5.25%    06/01/23      1,000       1,029,800
                                                                                                                ------------
PENNSYLVANIA-1.52%
   Allegheny (County of) Higher Education Building Authority (Carnegie
      Mellon University); Series 2002, University RB                            5.25%    03/01/32      1,500       1,468,290
   Allegheny (County of) Port Authority; Series 1999, Special
      Transportation RB (c)(d)                                                  6.13%    03/01/09      1,000       1,024,400
   Lehigh (County of) General Purpose Authority (The Good Shepherd
      Group); Series 2007 A, RB (INS-Assured Guaranty Ltd.) (a)                 5.00%    11/01/37      3,500       3,093,020
   Lycoming (County of) County Authority (Technical College); Series
      2008, RB (INS-Assured Guaranty Ltd.) (a)                                  5.50%    10/01/32      2,250       2,256,435
                                                                                                                ------------
                                                                                                                   7,842,145
                                                                                                                ------------
PUERTO RICO-0.39%
   Children's Trust Fund; Series 2000, Tobacco Settlement RB (c)(d)             6.00%    07/01/10      1,000       1,052,540
      Government Development Bank for Puerto Rico; Series 2006 C, Sr.
      Notes (e)                                                                 5.25%    01/01/15      1,000         961,920
                                                                                                                ------------
                                                                                                                   2,014,460
                                                                                                                ------------
RHODE ISLAND-0.44%
   Providence (City of) Public Building Authority; Series 2000 A, RB (c)(d)     5.75%    12/15/10      1,210       1,303,642
   Rhode Island (State of) Student Loan Authority; Series 2008 A,
      Student Loan RB (CEP-Gtd. Student Loans) (e)                              6.00%    12/01/23      1,000         946,060
                                                                                                                ------------
                                                                                                                   2,249,702
                                                                                                                ------------
SOUTH CAROLINA-3.50%
   College of Charleston Academic and Administrative Facilities; Series
      2007 D, RB (INS-XL Capital Assurance Inc.) (a)                            4.63%    04/01/30      2,500       2,088,425
   Greenwood (City of); Series 2007, Combined Public Utilities RB
      (INS-MBIA Insurance Corp.) (a)                                            4.50%    12/01/27      1,400       1,201,508
   Kershaw (County of) Public Schools Foundation (Kershaw County School
      District); Series 2006, Installment Purchase RB (INS-CIFG
      Assurance North America, Inc.) (a)                                        5.00%    12/01/28      3,500       3,058,300
   Myrtle Beach (City of); Series 2004 A, Hospitality Fee RB
      (INS-Financial Guaranty Insurance Co.) (a)                                5.38%    06/01/24      1,150       1,086,692
   South Carolina (State of) Jobs-Economic Development Authority (Bon
      Secours Health);
      Series 2002 A, RB (c)(d)                                                  5.50%    11/15/12        460         499,316
      Series 2002 B, RB                                                         5.50%    11/15/23      1,540       1,358,511
   South Carolina (State of) Jobs-Economic Development Authority
      (Palmetto Health Alliance);
      Series 2000 A, Hospital Facilities Improvement RB (c)(d)                  7.13%    12/15/10      1,000       1,108,410
      Series 2003 A, Ref. Hospital Facilities RB                                6.13%    08/01/23      1,500       1,376,445
      Series 2003 A, Ref. Hospital Facilities RB                                6.25%    08/01/31      1,000         889,240
   South Carolina (State of) Transportation Infrastructure Bank;
      Series 2001 A, RB (c)(d)                                                  5.00%    10/01/11      1,000       1,059,520
      Series 2004 A, RB (INS-Ambac Assurance Corp.) (a)                         5.25%    10/01/24      2,000       1,949,400
   Spartanburg (City of); Series 2007 A, Ref. Waterworks RB
      (INS-Financial Security Assurance Inc.) (a)                               4.38%    06/01/28      1,855       1,568,106
   Spartanburg (County of) Regional Health Services District; Series
      2008 D, Ref. RB (INS-Assured Guaranty Ltd.) (a)                           4.50%    04/15/25      1,000         869,260
                                                                                                                ------------
                                                                                                                  18,113,133
                                                                                                                ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MUNICIPAL BOND FUND

                                                                                                    PRINCIPAL
                                                                              INTEREST   MATURITY    AMOUNT
                                                                                RATE       DATE       (000)        VALUE
                                                                              --------   --------   ---------   ------------
SOUTH DAKOTA-1.41%
   Aberdeen (City of) School District No. 6-1; Series 2000, Unlimited
      Tax GO (c)(d)                                                             5.45%    01/01/11     $3,940    $  4,173,760
   South Dakota (State of) Health & Educational Facilities Authority;
      Series 2008, Vocational Education RB (INS-Assured Guaranty Ltd.) (a)      5.50%    08/01/38      1,000         886,710
   South Dakota (State of) State Building Authority; Series 2007, RB
      (INS-Financial Guaranty Insurance Co.) (a)                                4.50%    06/01/30      2,675       2,219,662
                                                                                                                ------------
                                                                                                                   7,280,132
                                                                                                                ------------
TENNESSEE-0.53%
   Robertson & Sumner (Counties of) White House Utility District;
      Series 2000, Water & Sewer RB (c)(d)                                      6.00%    01/01/10      1,000       1,043,910
   Shelby (County of) Health, Educational & Housing Facilities Board
      (Kirby Pines Retirement Community); Series 1997 A, Health Care
      Facilities RB                                                             6.25%    11/15/16      1,000         872,390
   Tennessee (State of) Energy Acquisition Corp.; Series 2006 A, Gas RB         5.00%    09/01/16      1,000         814,430
                                                                                                                ------------
                                                                                                                   2,730,730
                                                                                                                ------------
TEXAS-19.59%
   Allen (City of) Independent School District;
      Series 2000, Unlimited Tax GO (c)(d)                                      5.95%    02/15/10        960       1,005,946
      Series 2000, Unlimited Tax GO (CEP-Texas Permanent School Fund)           5.95%    02/15/25        640         646,982
   Austin (City of); Series 1999, Ref. Hotel Occupancy Tax
      Sub.-Lien RB (c)(d)                                                       5.80%    11/15/09      1,000       1,041,590
   Beaumont (City of); Series 2008, Limited Tax GO Ctfs. (INS-Assured
      Guaranty Ltd.) (a)                                                        5.00%    03/01/30      1,000         936,860
   Brazos (County of) Harbor Industrial Development Corp. (Dow
      Chemical); Series 2008, Adjustable Environmental Facilities IDR (e)       5.90%    05/01/38      1,000         787,980
   Carroll (City of) Independent School District; Series 2001,
      Unlimited Tax GO (c)(d)                                                   5.25%    02/15/11        955       1,010,581
   Cisco (City of) Junior College District; Series 2002, Ref.
      Consolidated RB (INS-Ambac Assurance Corp.) (a)                           5.25%    07/01/26      1,000         984,110
   Cleveland (City of) Independent School District; Series 2001,
      Unlimited Tax GO (c)(d)                                                   5.13%    02/01/11      1,680       1,771,610
   Comal (County of) Independent School District;
      Series 1999, Ref. Unlimited Tax GO (c)(d)                                 5.75%    08/01/09      1,000       1,031,090
      Series 2001, Ref. School Building Unlimited Tax GO (c)(d)                 5.25%    02/01/11      1,130       1,194,670
      Series 2001, Ref. School Building Unlimited Tax GO (CEP-Texas
         Permanent School Fund)                                                 5.25%    02/01/28        870         870,653
   Dallas (City of) Water Works and Sewer System; Series 2007, Ref. RB
      (INS-Ambac Assurance Corp.) (a)                                           4.50%    10/01/27      4,000       3,495,120
   Denton (City of) Utility System; Series 2000 A, RB (c)(d)                    5.40%    12/01/10      1,000       1,059,650
      Galena Park (City of) Independent School District; Series 1996, Ref.
   Capital Appreciation Unlimited Tax GO (CEP-Texas Permanent School
      Fund) (b)                                                                 5.89%    08/15/23      2,000         870,360
   Grapevine (City of); Series 2000, Limited Tax General Obligation
      Ctfs. (c)(d)                                                              5.88%    08/15/10      1,610       1,705,859
   Harris (County of) Cultural Educational Facilities Finance Corp.
      (Baylor College of Medicine); Series 2008 D, Ref. RB                      5.38%    11/15/28        800         716,552
   Harris (County of) Health Facilities Development Corp. (Memorial
      Hermann Health Care); Series 2001 A, Hospital RB (c)(d)                   6.38%    06/01/11        750         822,075
   Harris (County of) Health Facilities Development Corp. (St. Luke's
      Episcopal Hospital);
      Series 2001 A, RB (c)(d)                                                  5.38%    08/15/11      1,000       1,062,800
      Series 2002, RB (c)(d)                                                    5.13%    08/15/12      1,000       1,065,370
   Harris (County of) Health Facilities Development Corp. (Teco);
      Series 2008, Thermal Utilities RB (INS-Assured Guaranty Ltd.) (a)         5.00%    11/15/32      1,000         932,500
   Harris (County of) Health Facilities Development Corp. (Texas
      Children's Hospital); Series 1999 A, Hospital RB (d)                      5.25%    10/01/29      2,000       2,068,260
   Harris (County of)-Houston (City of) Sports Authority; Series 2001
      B, Ref. Jr. Lien RB (INS-MBIA Insurance Corp.) (a)                        5.25%    11/15/40      5,000       4,221,250
   Harris (County of); Series 2002, Ref. Limited Tax GO (c)(d)                  5.13%    08/15/12      2,000       2,141,760
   Houston (City of) Airport System; Series 2000 B, Sub.-Lien RB (c)(d)         5.50%    07/01/10      1,000       1,048,650
   Katy (City of) Independent School District; Series 1999, Limited Tax
      GO (c)(d)                                                                 6.13%    02/15/09      1,500       1,519,110
   Keller (City of) Independent School District; Series 2001, Ref.
      Unlimited Tax GO (c)(d)                                                   5.25%    08/15/11      1,775       1,890,357
   Laredo (City of) Community College District;
      Series 2002, Limited Tax GO (c)(d)                                        5.25%    08/01/12      1,000       1,072,740
      Series 2002, Limited Tax GO (c)(d)                                        5.25%    08/01/12      1,000       1,072,740

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MUNICIPAL BOND FUND

                                                                                                    PRINCIPAL
                                                                              INTEREST   MATURITY     AMOUNT
                                                                                RATE       DATE       (000)         VALUE
                                                                              --------   --------   ---------   ------------
TEXAS-(CONTINUED)
   Little Elm (City of) Independent School District;
      Series 1999, Unlimited Tax GO (c)(d)                                      6.00%    08/15/09     $3,890    $  4,024,750
      Series 2000, Unlimited Tax GO (c)(d)                                      6.13%    08/15/10        980       1,042,593
   Montgomery (County of); Series 2000, Permanent Improvement Limited Tax
      GO (c)(d)                                                                 5.25%    09/01/10      1,000       1,049,020
   Nacogdoches (City of) Independent School District; Series 2001, Ref.
      Unlimited Tax GO (c)(d)                                                   5.30%    02/15/11      2,480       2,627,064
   North Texas Tollway Authority;
      Series 2008 F, Ref. Second Tier RB                                        6.13%    01/01/31      1,000         920,010
      Series 2008 K-1, Ref. First Tier System RB (INS-Assured Guaranty
         Ltd.) (a)                                                              5.75%    01/01/38      1,530       1,475,440
   Northside Independent School District; Series 1999 A, Unlimited Tax GO
      (c)(d)                                                                    5.50%    08/15/09      1,000       1,030,790
   Pasadena (City of); Series 2002, Limited Tax General Obligation Ctfs.
      (c)(d)                                                                    5.25%    04/01/11      2,000       2,120,360
   Pflugerville (City of) Independent School District; Series 2000,
      Unlimited Tax GO (c)(d)                                                   5.50%    08/15/10      1,615       1,700,692
   Plano (City of); Series 2000, Limited Tax GO (c)(d)                          5.88%    09/01/10        850         901,850
   Richardson (City of);
      Series 2000 A, Hotel Occupancy Limited Tax General Obligation Ctfs.
         (c)(d)                                                                 5.75%    02/15/10      2,000       2,090,720
      Series 2001, Limited Tax General Obligation Ctfs.                         5.00%    02/15/19      1,720       1,735,704
   Rockwall  Independent School District; Series 2003, School Building
      Unlimited Tax GO (CEP-Texas Permanent School Fund)                        5.25%    02/15/29      1,000         992,520
   San Angelo (City of) Waterworks & Sewer System; Series 2001, Ref. &
      Improvement RB (d)                                                        5.25%    04/01/19      1,000       1,015,280
   San Antonio (City of) Independent School District; Series 1999,
      Unlimited Tax GO (c)(d)                                                   5.50%    08/15/09      3,500       3,607,765
   San Antonio (City of);
      Series 1999, Ref. Water RB (c)(d)                                         5.88%    11/15/09      1,000       1,043,920
      Series 2000 A, Limited Tax GO (c)(d)                                      5.38%    02/01/11      1,185       1,254,690
   Schertz-Cibolo-Universal City Independent School District; Series 2001,
      Ref. & Building Unlimited Tax GO (CEP-Texas Permanent School Fund)        5.13%    08/01/25      1,535       1,537,794
   Southlake (City of); Series 2004, Ref. Limited Tax GO (INS-Ambac
      Assurance Corp.) (a)                                                      5.20%    02/15/26      1,000       1,005,630
   Spring Branch Independent School District; Series 2000, Limited Tax GO
      (c)(d)                                                                    5.75%    02/01/10      5,000       5,219,950
   Texas (State of);
      Series 1999, Water Financial Assistance Unlimited Tax GO                  5.50%    08/01/24      1,500       1,508,175
      Series 2001 A, Ref. Water Development Unlimited Tax GO                    5.25%    08/01/35      1,840       1,841,693
   Texas City (City of)  Independent School District; Series 2008,
      Unlimited Tax GO (CEP- Texas Permanent School Fund)                       4.50%    08/15/30      1,500       1,319,805
   Texas Woman's University; Series 2008, Revenue Financing System RB           5.13%    07/01/27      1,325       1,199,006
   Town Center Improvement District;
      Series 2001, Sales & Hotel Occupancy Tax RB (INS-Financial Guaranty
         Insurance Co.) (a)                                                     5.13%    03/01/21      2,500       2,405,875
      Series 2001, Sales & Hotel Occupancy Tax RB (INS-Financial Guaranty
         Insurance Co.) (a)                                                     5.13%    03/01/23      1,000         931,180
      Series 2001, Sales & Hotel Occupancy Tax RB (INS-Financial Guaranty
         Insurance Co.) (a)                                                     5.25%    03/01/27      2,800       2,598,960
   United Independent School District; Series 2000, Unlimited Tax GO (d)        5.13%    08/15/26      1,000         997,030
   Victoria Independent School District; Series 2007, School Building
      Unlimited Tax GO (CEP-Texas Permanent School Fund)                        5.00%    02/15/32      1,250       1,187,262
   Waxahachie Independent School District;
      Series 2002, Ref. School Building Unlimited Tax GO (CEP-Texas
         Permanent School Fund)                                                 5.25%    08/15/26      3,400       3,421,522
      Series 2002, Ref. School Building Unlimited Tax GO (CEP-Texas
         Permanent School Fund)                                                 5.25%    08/15/30      2,890       2,897,167
      Series 2002, Ref. School Building Unlimited Tax GO (CEP-Texas
         Permanent School Fund)                                                 5.38%    08/15/27      2,000       2,022,680
   West University Place (City of);
      Series 2000, Permanent Improvement Limited Tax GO (c)(d)                  5.30%    02/01/10      1,000       1,038,520
      Series 2000, Permanent Improvement Limited Tax GO (c)(d)                  5.35%    02/01/10      2,150       2,234,129
   Ysleta (City of) Independent School District Public Facilities Corp.;
      Series 2001, Ref. Lease RB (INS-Ambac Assurance Corp.) (a)                5.38%    11/15/24      1,300       1,302,886
                                                                                                                ------------
                                                                                                                 101,349,657
                                                                                                                ------------
UTAH-0.30%
   Pleasant Grove (City of); Series 2008, Water RB (INS-Financial Security
      Assurance Inc.) (a)                                                       5.25%    12/01/33        710         653,072
   Washington City (City of); Series 2003, Sales Tax RB (INS-Ambac
      Assurance Corp.) (a)                                                      5.00%    11/15/23        915         896,060
                                                                                                                ------------
                                                                                                                   1,549,132
                                                                                                                ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MUNICIPAL BOND FUND

                                                                                                    PRINCIPAL
                                                                              INTEREST   MATURITY     AMOUNT
                                                                                RATE       DATE       (000)         VALUE
                                                                              --------   --------   ---------   ------------
VERMONT-0.36%
   Vermont (State of) Educational & Health Buildings Financing Agency
      (Fletcher Allen Health Care);
      Series 2000 A, Hospital RB (INS-Ambac Assurance Corp.) (a)                6.00%    12/01/23     $1,000    $    990,180
      Series 2004 B, RB (INS-Financial Security Assurance Inc.) (a)             5.00%    12/01/34      1,000         856,120
                                                                                                                ------------
                                                                                                                   1,846,300
                                                                                                                ------------
VIRGINIA-2.08%
   Fairfax (County of) Industrial Development Authority (Inova Health
      System); Series 1993, IDR (INS-Financial Security Assurance Inc.) (a)     5.25%    08/15/19      1,000       1,060,510
   Fauquier (County of) Industrial Development Authority;
      Series 2002, Hospital IDR (INS-Radian Asset Assurance, Inc.) (a)          5.25%    10/01/31      1,000         813,730
      Series 2002, Hospital IDR (INS-Radian Asset Assurance, Inc.) (a)          5.50%    10/01/17        500         493,405
   Henrico (County of) Economic Development Authority (Virginia United
      Methodist Homes); Series 2002 A, Ref. Residential Care Facilities RB      6.50%    06/01/22      2,000       1,740,600
   King George (County of) Industrial Development Authority; Series 2004,
      Lease IDR (INS-Financial Security Assurance Inc.) (a)                     5.00%    03/01/25      1,100       1,071,191
   New River Valley Regional Jail Authority; Series 2008, RB (INS-MBIA
      Insurance Corp.) (a)                                                      4.50%    10/01/32      1,155         940,401
   Norton (City of) Industrial Development Authority (Norton Community
      Hospital); Series 2001, Ref. & Improvement Hospital IDR (INS-ACA
      Financial Guaranty Corp.) (a)                                             6.00%    12/01/22      1,000         815,970
   Richmond (City of) Public Utilities; Series 2004, RB (INS-Financial
      Security Assurance Inc.) (a)                                              5.00%    01/15/27      1,560       1,525,259
   Upper Occoquan Sewage Authority (Sewer Improvements); Series 2007,
      Regulated Sewer RB                                                        4.50%    07/01/38      1,000         793,480
   Virginia (State of) Housing Development Authority; Series 2000 D, RB (e)     5.70%    04/01/11      1,500       1,514,790
                                                                                                                ------------
                                                                                                                  10,769,336
                                                                                                                ------------
WASHINGTON-2.85%
   Everett (City of) Public Facilities District; Series 2007 A, Limited
      Sales Tax & Interlocal RB                                                 5.00%    12/01/23      1,135       1,048,808
   King (County of); Series 1999, Sewer RB (c)(d)                               5.50%    01/01/09      1,000       1,015,980
   Klickitat (County of) Public Utility District No. 1;
      Series 2006 B, Ref. Electric RB (INS-Financial Guaranty Insurance
         Co.) (a)                                                               5.00%    12/01/23      3,000       2,690,370
      Series 2006 B, Ref. Electric RB (INS-Financial Guaranty Insurance
         Co.) (a)                                                               5.00%    12/01/24      2,000       1,776,400
   Pierce (County of) White River School District No. 416; Series 2000,
      Unlimited Tax GO                                                          5.35%    12/01/09      1,550       1,606,808
   Port of Seattle; Series 2005 A, Ref. Intermediate Lien RB (INS-MBIA
      Insurance Corp.) (a)                                                      5.00%    03/01/35      1,000         851,690
   Renton (City of); Series 2006, Limited Tax GO (INS-MBIA Insurance
      Corp.) (a)                                                                5.00%    12/01/28      2,000       1,820,000
   Skagit (County of) Public Hospital District No. 001 (Skagit Valley
      Hospital);
      Series 2005, RB                                                           5.38%    12/01/22        500         385,040
      Series 2007, RB                                                           5.63%    12/01/25      2,000       1,522,060
   Washington (State of) Health Care Facilities Authority (Providence
      Health System); Series 2001 A, RB (INS-MBIA Insurance Corp.) (a)          5.25%    10/01/21      2,000       2,018,100
                                                                                                                ------------
                                                                                                                  14,735,256
                                                                                                                ------------
WISCONSIN-1.08%
   Adams-Friendship (Cities of) School District; Series 1996, Ref.
      Unlimited Tax GO (INS-Ambac Assurance Corp.) (a)                          6.50%    04/01/15      1,340       1,517,885
   Wisconsin (State of) Health & Educational Facilities Authority (Sinai
      Samaritan Medical Center Inc.); Series 1996, RB (INS-MBIA Insurance
      Corp.) (a)                                                                5.75%    08/15/16      1,500       1,479,555
   Wisconsin (State of); Series 2000 C, Unlimited Tax GO (c)(d)                 5.50%    05/01/10      2,500       2,607,825
                                                                                                                   5,605,265
                                                                                                                ------------
TOTAL INVESTMENTS(h)-99.04% (Cost $527,192,679)                                                                  512,295,200
                                                                                                                ------------
OTHER ASSETS LESS LIABILITIES-0.96%                                                                                4,955,774
                                                                                                                ------------
NET ASSETS-100.00%                                                                                              $517,250,974
                                                                                                                ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MUNICIPAL BOND FUND

Investment Abbreviations:

CEP   -- Credit Enhancement Provider
COP   -- Certificates of Participation
Ctfs. -- Certificates
FHA   -- Federal Housing Administration
GNMA  -- Government National Mortgage Association
GO    -- General Obligation Bonds
Gtd.  -- Guaranteed
IDR   -- Industrial Development Revenue Bonds
INS   -- Insurer
Jr.   -- Junior
MFH   -- Multi-Family Housing
PCR   -- Pollution Control Revenue Bonds
RB    -- Revenue Bonds
Ref.  -- Refunding
Sr.   -- Senior
Sub.  -- Subordinated
TAN   -- Tax Anticipation Notes
VRD   -- Variable Rate Demand
Wts.  -- Warrants

Notes to Schedule of Investments:

(a) Principal and/or interest payments are secured by the bond insurance company listed.

(b) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.

(c) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d) Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)  Security subject to the alternative minimum tax.

(f) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2008.

(g)  Security is considered a cash equivalent.

(h) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations

Entities                            Percentage
--------                            ----------
MBIA Insurance Corp.                  11.49%
Financial Security Assurance Inc.      7.96
Ambac Assurance Corp.                  7.57
Financial Guaranty Insurance Co.       6.62

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MUNICIPAL BOND FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

          Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

AIM MUNICIPAL BOND FUND

D. OTHER RISKS - The Fund may invest 20% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

          The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.

          Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.

          There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, October 31, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
-----------   -------------------------
Level 1              $         --
Level 2               512,295,200
Level 3                        --
                     ------------
                     $512,295,200
                     ============

AIM MUNICIPAL BOND FUND

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended October 31, 2008 was $28,338,026 and $37,113,425, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

           UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
     ------------------------------------------------------------------------------------------
     Aggregate unrealized appreciation of investment securities                    $ 15,658,803
     ------------------------------------------------------------------------------------------
     Aggregate unrealized (depreciation) of investment securities                   (30,655,688)
     ------------------------------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investment securities           $(14,996,885)
     __________________________________________________________________________________________
     ==========================================================================================
     Cost of investments for tax purposes is $527,292,085.

                              AIM REAL ESTATE FUND
            Quarterly Schedule of Portfolio Holdings October 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com              REA-QTR-1 10/08           Invesco Aim Advisors, Inc.

AIM REAL ESTATE FUND

SCHEDULE OF INVESTMENTS(a)
October 31, 2008
(Unaudited)

                                                           SHARES           VALUE
                                                        ------------   --------------
REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS & OTHER
   EQUITY INTERESTS-93.72%
APARTMENTS-20.95%
AvalonBay Communities, Inc.                                  275,800   $   19,587,316
BRE Properties, Inc. (b)                                     724,307       25,213,127
Camden Property Trust (b)                                    729,854       24,603,378
Equity Residential                                         1,584,978       55,363,281
Essex Property Trust, Inc. (b)                               318,916       31,030,527
Home Properties, Inc.                                         49,300        1,996,157
Mid-America Apartment Communities, Inc.                      380,144       13,396,275
                                                                       --------------
                                                                          171,190,061
                                                                       --------------
DIVERSIFIED-6.71%
Vornado Realty Trust                                         453,400       31,987,370
Washington Real Estate Investment Trust (b)                  762,084       22,847,278
                                                                       --------------
                                                                           54,834,648
                                                                       --------------
HEALTHCARE-16.58%
Health Care REIT, Inc.                                       841,182       37,441,011
Nationwide Health Properties, Inc.                           882,345       26,329,175
OMEGA Healthcare Investors, Inc.                             310,600        4,680,742
Senior Housing Properties Trust                            1,459,226       27,973,362
Ventas, Inc.                                               1,083,200       39,060,192
                                                                       --------------
                                                                          135,484,482
                                                                       --------------
INDUSTRIAL/OFFICE: INDUSTRIAL-2.71%
AMB Property Corp. (c)                                        77,100        1,852,713
DCT Industrial Trust Inc.                                  2,054,860       10,130,460
ProLogis                                                     725,373       10,155,222
                                                                       --------------
                                                                           22,138,395
                                                                       --------------
INDUSTRIAL/OFFICE: MIXED-1.70%
Liberty Property Trust                                       581,173       13,860,976
                                                                       --------------
INDUSTRIAL/OFFICE: OFFICE-10.93%
Alexandria Real Estate Equities, Inc. (b)                    344,512       23,950,474
Boston Properties, Inc.                                      531,134       37,646,778
SL Green Realty Corp.                                        659,900       27,742,196
                                                                       --------------
                                                                           89,339,448
                                                                       --------------
LODGING-RESORTS-4.24%
Host Hotels & Resorts Inc. (b)                             3,349,413       34,632,931
                                                                       --------------
REGIONAL MALLS-9.78%
CBL & Associates Properties, Inc. (b)                         54,817          505,961
Macerich Co. (The) (b)                                       297,170        8,742,741
Simon Property Group, Inc.                                 1,055,000       70,716,650
                                                                       --------------
                                                                           79,965,352
                                                                       --------------

                                                           SHARES           VALUE
                                                        ------------   --------------
SELF STORAGE FACILITIES-5.39%
Public Storage                                               524,200   $   42,722,300
Sovran Self Storage, Inc.                                     41,600        1,349,920
                                                                       --------------
                                                                           44,072,220
                                                                       --------------
SHOPPING CENTERS-9.65%
Acadia Realty Trust (b)                                      258,930        4,678,865
Federal Realty Investment Trust (b)                          642,500       39,365,975
Kimco Realty Corp. (b)                                     1,457,220       32,904,028
Tanger Factory Outlet Centers, Inc.                           52,400        1,895,308
                                                                       --------------
                                                                           78,844,176
                                                                       --------------
SPECIALTY PROPERTIES-5.08%
Digital Realty Trust, Inc. (b)                               676,717       22,656,485
Rayonier Inc.                                                569,000       18,822,520
                                                                       --------------
                                                                           41,479,005
                                                                       --------------
      Total Real Estate Investment Trusts, Common
         Stocks & Other Equity Interests
         (Cost $816,682,255)                                              765,841,694
                                                                       --------------
PREFERRED STOCKS-2.68%
APARTMENTS-0.27%
BRE Properties, Inc., Series C, 6.75% Pfd.                    84,600        1,351,062
Equity Residential, Series N, 6.48% Pfd.(b)                   51,000          869,550
                                                                       --------------
                                                                            2,220,612
                                                                       --------------
DIVERSIFIED-0.09%
Lexington RealtyTrust, Series D, 7.55% Pfd.                   24,877          236,332
Vornado Realty Trust, Series E, 7.00% Pfd.                    30,000          519,300
                                                                       --------------
                                                                              755,632
                                                                       --------------
INDUSTRIAL/OFFICE: INDUSTRIAL-0.07%
First Industrial Realty Trust, Inc., Series
   J, 7.25% Pfd.                                              53,870          554,861
                                                                       --------------
INDUSTRIAL/OFFICE: MIXED-0.55%
Duke Realty Corp.,
   Series J, 6.63% Pfd. (b)                                   57,037          670,184
   Series K, 6.50% Pfd.                                       12,569          137,505
   Series N, 7.25% Pfd.                                      100,158        1,161,833
PS Business Parks, Inc., Series P, 6.70%
   Pfd.(b)                                                   171,900        2,569,905
                                                                       --------------
                                                                            4,539,427
                                                                       --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM REAL ESTATE FUND

                                                           SHARES           VALUE
                                                        ------------   --------------
INDUSTRIAL/OFFICE: OFFICE-0.25%
BioMed Realty Trust, Inc., Series A, 7.38%
   Pfd.(b)                                                   130,498   $    1,845,242
Corporate Office Properties Trust, Series
   G, 8.00% Pfd.                                              10,828          167,401
                                                                       --------------
                                                                            2,012,643
                                                                       --------------
LODGING-RESORTS-0.25%
LaSalle Hotel Properties,
   Series D, 7.50% Pfd. (b)                                   49,700          549,185
   Series E, 8.00% Pfd.                                       87,300        1,025,775
   Series G, 7.25% Pfd.                                       25,500          281,520
Sunstone Hotel Investors, Inc., Series A,
   8.00% Pfd.                                                 22,050          212,782
                                                                       --------------
                                                                            2,069,262
                                                                       --------------
REGIONAL MALLS-0.21%
Realty Income Corp., Series E, 6.75%
   Pfd.(b)(c)                                                102,000        1,703,400
SELF STORAGE FACILITIES-0.65%
Public Storage,
   Series L, 6.75% Pfd.                                      135,700        2,376,107
   Series M, 6.63% Pfd.                                      168,400        2,913,320
                                                                       --------------
                                                                            5,289,427
                                                                       --------------
SHOPPING CENTERS-0.34%
Kimco Realty Corp., Series G, 7.75% Pfd.(b)                  160,600        2,768,744
                                                                       --------------
      Total Preferred Stocks
         (Cost $34,201,952)                                                21,914,008
                                                                       --------------

                                                         PRINCIPAL
                                                          AMOUNT
                                                        ------------
ASSET-BACKED SECURITIES-0.60%
COLLATERALIZED MORTGAGE OBLIGATIONS-0.60%
Merrill Lynch Mortgage Trust-Series
   2005-CIP1, Class AJ, Pass Through
   Ctfs., 5.14%, 07/12/38                               $  4,950,000        3,339,624
Morgan Stanley Capital I,
   -Series 2005-HQ7, Class AJ,
   Pass Through Ctfs.,
   5.21%, 11/14/42                                           720,000          484,286
   -Series 2006-IQ11, Class B,
   Pass Through Ctfs.,
   5.78%, 10/15/42(d)                                      1,900,000        1,063,169
                                                                       --------------
      Total Asset-Backed Securities
         (Cost $6,902,869)                                                  4,887,079
                                                                       --------------

                                                         PRINCIPAL
                                                           AMOUNT           VALUE
                                                        ------------   --------------
BONDS & NOTES-0.10%
HEALTHCARE-0.10%
Nationwide Health Properties, Inc.,
   Unsec. Notes, 6.25%, 02/01/13
   (Cost $884,678)                                      $    900,000   $      814,465
                                                                       --------------

                                                           SHARES
                                                        ------------
MONEY MARKET FUNDS-2.75%
Liquid Assets Portfolio -Institutional
   Class(e)                                               11,248,866       11,248,866
Premier Portfolio -Institutional Class(e)                 11,248,866       11,248,866
                                                                       --------------
     Total Money Market Funds
        (Cost $22,497,732)                                                 22,497,732
                                                                       --------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-99.85%
   (Cost $881,169,486)                                                    815,954,978
                                                                       --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON LOAN
MONEY MARKET FUNDS-11.94%
Liquid Assets Portfolio -Institutional Class
   (Cost $97,562,167)(e)(f)                               97,562,167       97,562,167
                                                                       --------------
TOTAL INVESTMENTS-111.79%                                                 913,517,145
   (Cost $978,731,653)
                                                                       --------------
OTHER ASSETS LESS LIABILITIES-(11.79)%                                    (96,357,349)
                                                                       --------------
NET ASSETS-100.00%                                                     $  817,159,796
                                                                       ==============

Investment Abbreviations:

Ctfs.  -- Certificates
Pfd.   -- Preferred
REIT   -- Real Estate Investment Trust
Unsec. -- Unsecured

Notes to Schedule of Investments:

(a) Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts ("NAREIT") U.S. Equity Index, which is exclusively owned by NAREIT.

(b)  All or a portion of this security was out on loan at October 31, 2008.

(c)  Non-income producing security.

(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2008.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM REAL ESTATE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM REAL ESTATE FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

          The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          The Fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

E. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the

AIM REAL ESTATE FUND
     collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

F. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

AIM REAL ESTATE FUND

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, October 31, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
-----------   -------------------------
Level 1              $907,815,601
Level 2                 5,701,544
Level 3                        --
                     ------------
                     $913,517,145
                     ============

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended October 31, 2008 was $218,447,685 and $208,515,869, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

              UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
     ------------------------------------------------------------------------------------------------
     Aggregate unrealized appreciation of investment securities                         $  65,662,236
     ------------------------------------------------------------------------------------------------
     Aggregate unrealized (depreciation) of investment securities                        (134,337,680)
     ------------------------------------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investment securities                $ (68,675,444)
     ________________________________________________________________________________________________
     ================================================================================================
     Cost of investments for tax purposes is $982,192,589.

                            AIM SHORT TERM BOND FUND
            Quarterly Schedule of Portfolio Holdings October 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com             STB-QTR-1 10/08           Invesco Aim Advisors, Inc.

AIM SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (a)
October 31, 2008
(Unaudited)

                                                          PRINCIPAL
                                                            AMOUNT          VALUE
                                                        ------------   --------------
BONDS & NOTES-49.75%
AEROSPACE & DEFENSE-0.51%
Systems 2001 Asset Trust LLC
   (United Kingdom)-Series 2001,
   Class G, Jr. Sec. Gtd. Notes,
   (INS-MBIA Insurance Corp.)
   6.66%, 09/15/13(b)(c)(d)                               $  866,638   $      901,862
                                                                       --------------
ASSET MANAGEMENT & CUSTODY BANKS-2.27%
Bank of New York Institutional
   Capital Trust-Series A, Jr.
   Sub. Trust Pfd. Capital
   Securities, 7.78%, 12/01/26(b)                          4,650,000        4,025,307
                                                                       --------------
AUTOMOBILE MANUFACTURERS-0.11%
Daimler Finance North America
   LLC, Sr. Unsec. Gtd.
   Medium-Term Notes, 4.45%,
   12/15/08                                                  200,000          199,879
                                                                       --------------
BROADCASTING-1.71%
Belo Corp., Sr. Unsec. Unsub.
   Global Notes, 8.00%, 11/01/08                           1,000,000          999,877
                                                                       --------------
Time Warner Entertainment Co.
   L.P., Sr. Unsec. Gtd. Notes,
   10.15%, 05/01/12                                        2,000,000        2,032,254
                                                                       --------------
                                                                            3,032,131
                                                                       --------------
COMPUTER & ELECTRONICS RETAIL-0.51%
Best Buy Co., Inc., Sr. Unsec.
   Unsub. Notes, 6.75%,
   07/15/13(b)                                               920,000          903,762
                                                                       --------------
COMPUTER HARDWARE-1.06%
NCR Corp., Sr. Unsec. Unsub.
   Global Notes, 7.13%, 06/15/09                           1,850,000        1,880,912
                                                                           ----------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-0.91%
Caterpillar Financial Services
   Corp.-Series F, Sr. Unsec.
   Floating Rate Medium-Term
   Notes, 2.87%, 05/18/09(e)                               1,660,000        1,614,633
                                                                       --------------
CONSUMER FINANCE-3.00%
American Express Bank FSB, Sr.
   Unsec. Notes, 5.50%, 04/16/13                           1,200,000          991,019
American Express Credit Corp.,
   Series C,
   Sr. Unsec. Floating Rate Medium-Term Notes,
   4.66%, 05/27/10(e)                                      2,000,000        1,742,856
   Sr. Unsec. Global Medium-Term Notes,
   7.30%, 08/20/13                                         1,775,000        1,568,428
HSBC Finance Corp., Sr. Unsec. Unsub.
   Global Notes, 6.50%, 11/15/08                             240,000          240,065
SLM Corp., Sr. Unsec. Floating
   Rate Medium-Term Notes,
   2.92%, 03/16/09(b)(e)                                     800,000          779,276
                                                                       --------------
                                                                            5,321,644
                                                                       --------------

                                                          PRINCIPAL
                                                            AMOUNT          VALUE
                                                        ------------   --------------
DEPARTMENT STORES-1.18%
Macys Retail Holdings Inc., Sr.
   Unsec. Gtd. Notes, 6.30%,
   04/01/09                                               $2,144,000   $    2,101,047
                                                                       --------------
DIVERSIFIED BANKS-10.27%
ANZ Capital Trust I, Sub. First
   Tier Bonds, 4.48% (b)(f)                                1,275,000        1,037,153
BankAmerica Institutional,
   Series A,
   Jr. Unsec. Gtd. Sub. Trust Pfd. Capital
   Securities, 8.07%, 12/31/26(b)                          6,000,000        4,695,881
   Series B,
   Jr. Unsec. Gtd. Sub. Trust Pfd. Capital
   Securities, 7.70%, 12/31/26(b)                          2,996,000        2,257,801
Corestates Capital Trust I, Jr.
   Unsec. Gtd. Sub. Trust Pfd.
   Capital Securities, 8.00%,
   12/15/26(b)                                               359,000          270,255
First Empire Capital Trust I,
   Jr. Unsec. Gtd. Sub. Trust
   Pfd. Capital Securities,
   8.23%, 02/01/27                                           650,000          441,640
First Union Capital I-Series A,
   Jr. Unsec. Gtd. Sub. Trust
   Pfd. Capital Securities,
   7.94%, 01/15/27                                         1,360,000        1,010,208
First Union Institutional
   Capital II, Jr. Unsec. Gtd.
   Sub. Trust Pfd. Capital
   Securities, 7.85%, 01/01/27                             1,910,000        1,437,848
HSBC America Capital Trust II,
   Gtd. Trust Pfd. Capital
   Securities, 8.38%, 05/15/27(b)                          1,500,000        1,505,946
Mizuho Financial Group Cayman
   Ltd. (Cayman Islands), Jr.
   Unsec. Gtd. Sub. Second Tier
   Euro Bonds, 8.38% (f)                                     300,000          264,747
National City Bank, Sr. Unsec.
   Floating Rate Notes, 2.82%,
   02/02/09(e)                                             1,503,000        1,337,895
Republic New York Capital I, Jr.
   Gtd. Sub. Trust Pfd. Capital
   Securities, 7.75%, 11/15/26                             2,110,000        1,995,718
Sovereign Bancorp Inc., Sr.
   Unsec. Floating Rate Global
   Notes, 3.09%, 03/01/09(e)                                 600,000          569,520
Wachovia Capital Trust I, Jr.
   Sub. Trust Pfd. Capital
   Securities, 7.64%, 01/15/27(b)                          1,900,000        1,411,320
                                                                       --------------
                                                                           18,235,932
                                                                       --------------
DIVERSIFIED METALS & MINING-0.09%
Reynolds Metals Co., Sr. Unsec.
   Unsub. Medium-Term Notes,
   7.00%, 05/15/09                                           167,000          169,575
                                                                       --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SHORT TERM BOND FUND

                                                          PRINCIPAL
                                                            AMOUNT          VALUE
                                                        ------------   --------------
ELECTRIC UTILITIES-0.43%
Entergy Gulf States Inc., Sec.
   Floating Rate First Mortgage
   Bonds, 3.57%, 12/08/08(b)(e)                           $  348,000   $      347,731
PPL Capital Funding Inc.-Series
   A, Sr. Unsec. Gtd. Notes,
   4.33%, 03/01/09                                           100,000           98,836
Westar Energy, Inc., Sr. Sec.
   First Mortgage Notes, 7.13%,
   08/01/09                                                  325,000          325,028
                                                                       --------------
                                                                              771,595
                                                                       --------------
ENVIRONMENTAL & FACILITIES SERVICES-0.26%
Waste Management Inc., Sr.
   Unsec. Unsub. Notes, 6.50%,
   11/15/08                                                  455,000          454,662
                                                                       --------------
GAS UTILITIES-0.65%
Southern Union Co., Sr. Unsec.
   Notes, 6.09%, 02/16/10                                  1,170,000        1,151,092
                                                                       --------------
GOLD-0.09%
Newmont Gold Co.-Series A1, Sec.
   Pass Through Ctfs., 8.91%,
   01/05/09                                                  156,205          157,402
                                                                       --------------
HOMEBUILDING-0.30%
D.R. Horton, Inc., Sr. Unsec.
   Gtd. Unsub. Notes, 8.00%,
   02/01/09                                                  551,000          535,847
                                                                       --------------
INTEGRATED TELECOMMUNICATION SERVICES-2.31%
AT&T Inc., Sr. Unsec. Global
   Notes, 4.95%, 01/15/13                                    230,000          217,128
Southwestern Bell Telephone
   L.P., Sr. Unsec. Gtd. Unsub.
   Deb., 7.20%, 10/15/26                                   1,738,000        1,608,659
Telecom Italia Capital S.A.
   (Italy), Sr. Unsec. Gtd.
   Unsub. Global Notes, 4.00%,
   11/15/08                                                1,271,000        1,269,041
Verizon Virginia Inc.-Series A,
   Sr. Unsec. Global Bonds,
   4.63%, 03/15/13                                           500,000          426,636
Windstream Georgia
   Communications Corp., Sr.
   Unsec. Deb., 6.50%, 11/15/13                              593,000          582,022
                                                                       --------------
                                                                            4,103,486
                                                                       --------------
INVESTMENT BANKING & BROKERAGE-2.42%
Bear Stearns Cos. LLC, (The),
   Series B, Sr. Unsec. Floating Rate
   Medium-Term Notes, 3.77%, 01/30/09(e)                   1,000,000          995,845
   Sr. Unsec. Unsub. Floating Rate Notes,
   4.90%, 07/19/10(e)                                      1,040,000        1,034,031
Goldman Sachs Group Inc., (The),
   Sr. Unsec. Unsub. Global
   Notes, 6.65%, 05/15/09                                    955,000          944,805
Merrill Lynch & Co. Inc.-Series
   C, Sr. Unsec. Medium-Term
   Global Notes, 5.45%, 02/05/13                           1,470,000        1,318,357
                                                                       --------------
                                                                            4,293,038
                                                                       --------------

                                                          PRINCIPAL
                                                            AMOUNT          VALUE
                                                        ------------   --------------
LIFE & HEALTH INSURANCE-0.49%
Pacific Life Global Funding,
   Notes, 5.15%, 04/15/13(b)                              $  615,000   $      624,819
Torchmark Corp., Sr. Unsec.
   Bonds, 8.25%, 08/15/09                                    235,000          240,586
                                                                       --------------
                                                                              865,405
                                                                       --------------
MANAGED HEALTH CARE-0.66%
UnitedHealth Group Inc.,
   Sr. Unsec. Notes,
   3.75%, 02/10/09                                           400,000          400,070
   4.88%, 02/15/13                                           880,000          774,897
                                                                       --------------
                                                                            1,174,967
                                                                       --------------
MORTGAGE BACKED SECURITIES-0.47%
U.S. Bank N.A., Sr. Unsec.
   Medium-Term Notes, 5.92%,
   05/25/12                                                  823,009          842,470
                                                                       --------------
MULTI-LINE INSURANCE-2.51%
American General Finance
   Corp.-Series J, Sr. Unsec.
   Floating Rate Medium-Term
   Notes, 4.34%, 01/09/09(e)                                 850,000          629,085
International Lease Finance Corp.,
   Sr. Unsec. Floating Rate Medium-Term Notes,
   3.63%, 06/26/09(e)                                        950,000          817,356
   Sr. Unsec. Global Notes,
   6.38%, 03/15/09                                         1,750,000        1,601,688
Metropolitan Life Global Funding
   I, Sr. Sec. Unsub. Global
   Notes, 5.13%, 04/10/13(b)                               1,540,000        1,418,134
                                                                       --------------
                                                                            4,466,263
                                                                       --------------
MULTI-SECTOR HOLDINGS-0.57%
Capmark Financial Group, Inc.,
   Sr. Unsec. Gtd. Floating Rate
   Global Notes, 3.45%,
   05/10/10(e)                                             2,610,000        1,019,205
                                                                       --------------
OFFICE ELECTRONICS-0.22%
Xerox Corp., Sr. Unsec. Notes,
   5.65%, 05/15/13                                           520,000          396,808
                                                                       --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-5.43%
Allstate Life Global Funding
   Trusts, Medium-Term Global
   Notes, 5.38%, 04/30/13                                  1,490,000        1,342,724
BankAmerica Capital II-Series 2,
   Jr. Unsec. Gtd. Sub. Trust
   Pfd. Capital Securities,
   8.00%, 12/15/26                                           350,000          272,160
Citigroup Inc., Sr. Unsec.
   Global Notes, 6.50%, 08/19/13                             595,000          565,499
General Electric Capital
   Corp.-Series A, Sr. Unsec.
   Floating Rate Medium-Term
   Notes, 2.69%, 03/02/09(e)                               1,115,000        1,083,437
JPMorgan Chase & Co., Sr. Unsec.
   Notes, 4.75%, 05/01/13                                    640,000          590,567
Mantis Reef Ltd. (Cayman
   Islands), Notes, 4.69%,
   11/14/08(b)                                             2,980,000        2,981,653
                                                                       --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SHORT TERM BOND FUND

                                                          PRINCIPAL
                                                           AMOUNT           VALUE
                                                        ------------   --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)
North Fork Capital Trust II, Jr.
   Unsec. Gtd. Sub. Trust Pfd.
   Capital Pass Through
   Securities, 8.00%, 12/15/27                            $1,440,000   $    1,242,035
Old Mutual Capital Funding L.P.
   (United Kingdom), Unsec. Gtd.
   Sub. Euro Bonds, 8.00% (f)                                800,000          448,000
Pemex Finance Ltd.
   (Mexico)-Series 1999-2, Class
   A1, Sr. Unsec. Global Bonds,
   9.69%, 08/15/09                                         1,052,600        1,054,340
Twin Reefs Pass-Through Trust,
   Floating Rate Pass Through
   Ctfs., 5.29% (Acquired
   12/07/04-12/01/06; Cost
   $519,125)(b)(e)(f)                                        520,000           52,650
Two-Rock Pass-Through Trust
   (Bermuda), Floating Rate Pass
   Through Ctfs., 3.74%
   (Acquired 11/10/06-06/12/07;
   Cost $729,082)(b)(e)(f)                                   730,000           15,513
                                                                       --------------
                                                                            9,648,578
                                                                       --------------
PROPERTY & CASUALTY INSURANCE-1.69%
CNA Financial Corp., Sr. Unsec.
   Unsub. Notes, 6.60%, 12/15/08                           1,795,000        1,794,419
Oil Insurance Ltd., Notes, 7.56% (b)(f)                    2,170,000        1,200,524
                                                                       --------------
                                                                            2,994,943
                                                                       --------------
REGIONAL BANKS-3.04%
Banponce Trust I-Series A, Jr.
   Gtd. Sub. Trust Pfd. Capital
   Securities, 8.33%, 02/01/27                               500,000          418,450
Cullen/Frost Capital Trust I,
   Jr. Unsec. Gtd. Sub. Floating
   Rate Notes, 4.36%, 03/01/34(e)                          1,500,000          537,600
Popular North America
   Inc.-Series F, Sr. Unsec.
   Gtd. Medium-Term Notes,
   5.65%, 04/15/09                                           217,000          214,320
Silicon Valley Bank, Sr. Unsec.
   Unsub. Notes, 5.70%, 06/01/12                           2,450,000        2,190,058
Western Financial Bank, Unsec.
   Sub. Capital Deb., 9.63%,
   05/15/12                                                2,150,000        2,034,160
                                                                       --------------
                                                                            5,394,588
                                                                       --------------
RESEARCH & CONSULTING SERVICES-0.41%
ERAC USA Finance Co., Unsec.
   Gtd. Notes, 5.80%, 10/15/12(b)                            820,000          728,071
                                                                       --------------
SOFT DRINKS-0.53%
Dr. Pepper Snapple Group, Inc.,
   Sr. Unsec. Gtd. Notes, 6.12%,
   05/01/13(b)                                             1,000,000          937,642
                                                                       --------------
SPECIALIZED FINANCE-1.39%
CIT Group Inc., Sr. Unsec.
   Unsub. Medium-Term Notes,
   5.00%, 11/24/08                                         2,500,000        2,465,700
                                                                       --------------

                                                          PRINCIPAL
                                                           AMOUNT           VALUE
                                                        ------------   --------------
STEEL-0.42%
United States Steel Corp., Sr.
   Unsec. Notes, 5.65%, 06/01/13                         $   940,000   $      743,462
                                                                       --------------
THRIFTS & MORTGAGE FINANCE-1.24%
Countrywide Financial Corp.,
   Sr. Unsec. Gtd. Unsub. Floating Rate Medium-Term
   Notes, 4.35%, 01/05/09(e)                               1,170,000        1,149,525
   Sr. Unsec. Gtd. Unsub. Medium-Term Global Notes,
   5.80%, 06/07/12                                           880,000          818,400
Countrywide Home Loans,
   Inc.-Series M, Sr. Unsec.
   Gtd. Unsub. Medium-Term
   Global Notes, 4.13%, 09/15/09                             250,000          241,250
                                                                       --------------
                                                                            2,209,175
                                                                       --------------
TOBACCO-0.48%
Philip Morris International
   Inc., Sr. Unsec. Unsub.
   Global Notes, 4.88%, 05/16/13                             920,000          858,540
                                                                       --------------
TRUCKING-2.12%
Roadway Corp., Sr. Sec. Gtd.
   Global Notes, 8.25%, 12/01/08                           3,770,000        3,772,093
                                                                       --------------
      Total Bonds & Notes
         (Cost $102,552,431)                                               88,371,716
                                                                       --------------
U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED
   SECURITIES-19.75%
FEDERAL HOME LOAN MORTGAGE CORP.
   (FHLMC)-4.41%
Pass Through Ctfs.,
   8.00%, 11/20/12                                           235,421          247,596
   9.00%, 05/01/15                                           232,176          265,022
   7.50%, 06/01/16 to 07/01/24                               608,499          640,488
   7.00%, 12/01/16 to 10/01/34                             1,791,879        1,861,765
   6.00%, 02/01/17 to 03/01/23                             2,958,668        2,959,528
   8.50%, 02/01/19 to 08/17/26                             1,374,264        1,475,110
   6.50%, 12/01/35                                           374,465          380,047
                                                                       --------------
                                                                            7,829,556
                                                                       --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-10.12%
Pass Through Ctfs.,
   7.50%, 02/01/15 to 02/01/31                             1,292,850        1,365,683
   7.00%, 04/01/15 to 08/01/36                            10,373,926       10,838,068
   8.50%, 09/01/15 to 07/01/30                               599,830          656,235
   6.50%, 11/01/16 to 10/01/35                             2,917,908        2,985,166
   8.00%, 09/01/17 to 08/01/32                             1,691,983        1,791,579
   9.00%, 02/01/21 to 01/01/30                               286,838          313,752
   10.00%, 05/01/26                                           23,603           25,964
                                                                       --------------
                                                                           17,976,447
                                                                       --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SHORT TERM BOND FUND

                                                          PRINCIPAL
                                                           AMOUNT          VALUE
                                                        ------------   --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA)-5.22%
Pass Through Ctfs.,
   6.50%, 10/15/13 to 02/15/34                          $  4,180,358   $    4,259,406
   7.00%, 05/15/17 to 06/15/32                             1,492,767        1,550,597
   7.00%, 12/15/17(g)                                        577,739          606,334
   6.00%, 06/15/18 to 06/15/33                               953,464          967,097
   7.75%, 11/15/19 to 02/15/21                               368,514          392,555
   7.50%, 12/20/25 to 07/15/32                             1,028,721        1,088,963
   8.50%, 07/20/27                                           174,796          188,192
   8.00%, 10/15/30                                           203,338          219,475
                                                                       --------------
                                                                            9,272,619
                                                                       --------------
      Total U.S. Government Sponsored
         Mortgage-Backed Securities
        (Cost $33,751,396)                                                 35,078,622
                                                                       --------------
COMMERCIAL PAPER-9.39%(h)

DIVERSIFIED CHEMICALS-1.11%
Dow Chemical Co., 6.05%, 11/03/08                          1,970,000        1,969,338
                                                                       --------------
ELECTRIC UTILITIES-2.22%
Idaho Power Co., 6.45%, 11/24/08                           1,650,000        1,643,201
Progress Energy, Inc., 6.50%,
   11/10/08(b)                                             2,300,000        2,296,262
                                                                       --------------
                                                                            3,939,463
                                                                       --------------
FOOD RETAIL-0.51%
Safeway Inc., 5.45%, 11/04/08(b)                             900,000          899,591
                                                                       --------------
HOUSEHOLD APPLIANCES-1.29%
Whirlpool Corp., 6.45%,
   11/17/08(b)                                             2,300,000        2,293,407
                                                                       --------------
MANAGED HEALTH CARE-0.92%
UnitedHealth Group Inc., 6.60%,
   12/01/08(b)                                             1,650,000        1,640,925
                                                                       --------------
OIL & GAS DRILLING-1.29%
Transocean Inc., 6.15%, 11/24/08(b)                        2,300,000        2,290,963
                                                                       --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-1.13%
Virginia Electric and Power Co.,
   6.06%, 11/05/08                                         2,000,000        1,998,653
                                                                       --------------
PACKAGED FOODS & MEATS-0.92%
Heinz (H.J.) Finance Co., 6.10%,
   11/06/08(b)                                             1,640,000        1,638,611
                                                                       --------------
      Total Commercial Paper
         (Cost $16,670,951)                                                16,670,951
                                                                       --------------

                                                           SHARES
                                                        ------------
PREFERRED STOCKS-7.05%

OFFICE SERVICES & SUPPLIES-1.85%
Pitney Bowes International Holdings
   Inc., -Series D, 4.85% Pfd.(e)                                 34        3,283,315
                                                                       --------------

                                                           SHARES           VALUE
                                                        ------------   --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-5.20%
Auction Pass Through Trust,
   Series 2007-T2, Class A, 7.87% Pfd.,
   (Acquired
   12/14/07-01/29/08; Cost
   $5,786,953)(b)(e)                                              77   $    5,005,231
   Series 2007-T3, Class A, 7.85% Pfd.,
   (Acquired
   10/22/07-01/29/08; Cost
   $5,780,937)(b)(e)                                              77        4,234,846
                                                                       --------------
                                                                            9,240,077
                                                                       --------------
      Total Preferred Stocks (Cost $14,845,802)                            12,523,392
                                                                       --------------

                                                          PRINCIPAL
                                                           AMOUNT
                                                        ------------
ASSET-BACKED SECURITIES-3.77%

ASSET-BACKED SECURITIES - LOANS-0.72%
Pacific Coast CDO Ltd.-Series
   1A, Class A, Floating Rate
   Bonds, 3.97%, 10/25/36
   (Acquired 03/24/04-05/26/04;
   Cost $762,210)(b)(c)(e)                              $    769,586          284,747
Wirefree Partners III CDO-Series
   2005-1A, Notes, 6.00%,
   11/17/19(b)                                             1,382,969        1,001,191
                                                                       --------------
                                                                            1,285,938
                                                                       --------------
COLLATERALIZED MORTGAGE OBLIGATIONS-1.47%
Morgan Stanley Capital I-Series
   2008-T29, Class A1, Pass
   Through Ctfs., 6.23%,
   01/11/43 (Acquired 02/13/08;
   Cost $1,030,782)(b)                                     1,038,677          967,170
Wells Fargo Mortgage Backed
   Securities Trust-Series
   2006-16, Class A12, Pass
   Through Ctfs., 5.00%, 11/25/36                          1,670,027        1,640,220
                                                                       --------------
                                                                            2,607,390
                                                                       --------------
CREDIT CARDS-0.94%
Capital One Multi-Asset
   Execution Trust-Series
   2007-A6, Class A6, Floating
   Rate Pass Through Ctfs.,
   4.66%, 05/15/13(e)                                      1,800,000        1,662,257
                                                                       --------------
HOME EQUITY LOAN-0.64%
Countrywide Asset-Backed
   Certificates-Series 2007-4,
   Class A1B, Pass Through
   Ctfs., 5.81%, 09/25/37                                    952,068          959,128
Option One Mortgage Securities
   Corp.-Series 2007-4A,
   Floating Rate Notes, 3.36%,
   04/25/12 (Acquired 05/11/07;
   Cost $301,529)(b)(e)                                      301,529          180,918
                                                                       --------------
                                                                            1,140,046
                                                                       --------------
      Total Asset-Backed Securities (Cost $7,672,534)                       6,695,631
                                                                       --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SHORT TERM BOND FUND

                                                          PRINCIPAL
                                                           AMOUNT          VALUE
                                                        ------------   --------------
U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.80%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-0.51%
Sr. Unsec. Floating Rate Global
   Notes, 6.74%, 02/17/09(e)                            $    915,000   $      903,898
                                                                       --------------
STUDENT LOAN MARKETING ASSOCIATION-0.29%
Sr. Unsec. Unsub. Floating Rate
   Medium-Term Notes, 1.52%,
   12/15/08(e)                                               530,000          529,091
                                                                       --------------
     Total U.S. Government Sponsored Agency
        Securities (Cost $1,444,091)                                        1,432,989
                                                                       --------------
U.S. TREASURY NOTES-0.65%
   3.25%, 01/15/09
   (Cost $1,154,190)                                       1,150,000(i)     1,156,155
                                                                       --------------
CERTIFICATES OF DEPOSIT-0.19%

DIVERSIFIED BANKS-0.19%
Comerica Bank, Sr. Unsec.
   Floating Rate, 4.18%,
   01/09/09(e)                                               200,000          199,268
Compass Bank, Sr. Unsec., 2.80%,
   08/19/09                                                  136,364          134,190
                                                                       --------------
     Total Certificates of Deposit (Cost $333,495)                            333,458
                                                                       --------------

                                                           SHARES
                                                        ------------
MONEY MARKET FUNDS-5.89%
Liquid Assets Portfolio
   -Institutional Class(j)                                 5,229,474        5,229,474
Premier Portfolio -Institutional
   Class(j)                                                5,229,474        5,229,474
                                                                       --------------
     Total Money Market Funds
        (Cost $10,458,948)                                                 10,458,948
                                                                       --------------
TOTAL INVESTMENTS-97.24%
   (Cost $188,883,838)                                                    172,721,862
                                                                       --------------
OTHER ASSETS LESS LIABILITIES-2.76%                                         4,906,388
                                                                       --------------
NET ASSETS-100.00%                                                     $  177,628,250
                                                                       --------------

Investment Abbreviations:

CDO    -- Collateralized Debt Obligation
Ctfs.  -- Certificates
Deb.   -- Debentures
Gtd.   -- Guaranteed
INS    -- Insurer
Jr.    -- Junior
Pfd.   -- Preferred
Sec.   -- Secured
Sr.    -- Senior
Sub.   -- Subordinated
Unsec. -- Unsecured
Unsub. -- Unsubordinated

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2008 was $48,829,162, which represented 27.49% of the Fund's Net Assets.

(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at October 31, 2008 was $1,186,609, which represented 0.67% of the Fund's Net Assets. See Note 1A.

(d) Principal and/or interest payments are secured by the bond insurance company listed.

(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2008.

(f) Perpetual bond with no specified maturity date. (g) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(h) Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(i) A portion of the principal balance was pledged as collateral for open credit default swap contracts. See Note 1E and Note 4.

(j) The money market fund and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SHORT TERM BOND FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM SHORT TERM BOND FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

E. SWAP AGREEMENTS - The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

          Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund

AIM SHORT TERM BOND FUND
     would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

F. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, October 31, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES   OTHER INVESTMENTS*
-----------   -------------------------   ------------------
Level 1              $ 10,458,948             $ 400,457
Level 2               161,076,305              (762,371)
Level 3                 1,186,609                    --
                     ------------             ---------
                     $172,721,862             $(361,914)
                     ------------             ---------

* Other investments include futures and swap contracts, which are included at unrealized appreciation/(depreciation).

AIM SHORT TERM BOND FUND

NOTE 3 -- FUTURES CONTRACTS AT PERIOD-END

                                   OPEN FUTURES CONTRACTS
-------------------------------------------------------------------------------------------
                                                                               UNREALIZED
                              NUMBER OF         MONTH/                        APPRECIATION
          CONTRACT            CONTRACTS       COMMITMENT          VALUE      (DEPRECIATION)
---------------------------   ---------   -----------------   ------------   --------------
U.S. Treasury 5 Year Notes       155      December-08/Long    $ 17,554,961      $(40,844)
U.S. Treasury 10 Year Notes       26      December-08/Short     (2,940,031)       66,973
U.S. Treasury Long Bonds         139      December-08/Short    (15,724,375)      374,328
                                                              ------------      --------
   Subtotal                                                   $(18,664,406)     $441,301
                                                              ------------      --------
      Total                                                   $ (1,109,445)     $400,457
                                                              ------------      --------

NOTE 4 -- CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END

                                             OPEN CREDIT DEFAULT SWAP AGREEMENTS
--------------------------------------------------------------------------------------------------------------------------
                                                                                                 NOTIONAL    UNREALIZED
                                                        BUY/SELL    (PAY)/RECEIVE   EXPIRATION    AMOUNT    APPRECIATION
       COUNTERPARTY              REFERENCE ENTITY      PROTECTION    FIXED RATE        DATE        (000)    (DEPRECIATION)
---------------------------   ----------------------   ----------   -------------   ----------   --------   --------------
Merrill Lynch International   AMBAC Financial Group,      Sell          2.30%        12/20/08     $ 2,065     $ (52,119)
                              Inc.
Merrill Lynch International   AMBAC Financial Group,      Sell          6.75%        12/20/08       1,025       (19,331)
                              Inc.
Merrill Lynch International   Assured Guaranty Corp.      Sell          5.00%        03/20/09       1,210       (57,347)
Merrill Lynch International   Morgan Stanley              Sell          2.30%        12/20/08       2,580       (14,660)
UBS AG                        AMBAC Financial Group,      Sell         11.00%        12/20/08         180        (2,298)
                              Inc.
UBS AG                        iStar Financial, Inc.       Sell          5.00%(a)     03/20/09       1,340      (133,214)
UBS AG                        MBIA, Inc.                  Sell          7.10%        12/20/08       1,890       (19,088)
UBS AG                        Pulte Homes, Inc.           Sell          4.20%        12/20/08       2,045            701
                                                                                                  -------     ---------
                                                                                                  $12,335     $(297,356)
                                                                                                  -------     ---------
Bank of America, N.A.         AMBAC Financial Group,       Buy         (5.00)%(b)    12/20/08       1,820      (166,569)
                              Inc.
Bank of America, N.A.         CDX North America            Buy         (1.50)%(c)    12/20/13      11,000       (65,407)
                              Investment Grade High
                              Volatility Index
Morgan Stanley & Co.          CDX North America            Buy         (1.50)%(d)    12/20/13      11,000       (74,961)
International PLC             Investment Grade High
                              Volatility Index
UBS AG                        AMBAC Financial Group,       Buy         (5.00)%(e)    12/20/08         755       (69,487)
                              Inc.
UBS AG                        CDX North America            Buy
                              Investment Grade High
                              Volatility Index                         (1.50)%(f)    12/20/13      13,000       (88,591)
                                                                                                  -------     ---------
                                                                                                  $37,575     $(465,015)
                                                                                                  -------     ---------
     TOTAL CREDIT DEFAULT SWAP AGREEMENTS                                                                     $(762,371)
                                                                                                              ---------

(a)  Unamortized premium at period-end of $41,382.

(b)  Unamortized discount at period-end of $205,429.

(c)  Unamortized discount at period-end of $320,975.

(d)  Unamortized discount at period-end of $330,531.

(e)  Unamortized discount at period-end of $85,607.

(f)  Unamortized discount at period-end of $390,628.

AIM SHORT TERM BOND FUND

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended October 31, 2008 was $19,518,410 and $44,061,544, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

                UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
     --------------------------------------------------------------------------------------------------
     Aggregate unrealized appreciation of investment securities                            $  1,601,671
     --------------------------------------------------------------------------------------------------
     Aggregate unrealized (depreciation) of investment securities                           (17,788,988)
     --------------------------------------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investment securities                   $(16,187,317)
     __________________________________________________________________________________________________
     ==================================================================================================
     Cost of investments for tax purposes is $188,909,179.

                            AIM U.S. GOVERNMENT FUND
            Quarterly Schedule of Portfolio Holdings October 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com              GOV-QTR-1 10/08           Invesco Aim Advisors, Inc.

AIM U.S. GOVERNMENT FUND

SCHEDULE OF INVESTMENTS
October 31, 2008
(Unaudited)

                                                          PRINCIPAL
                                                           AMOUNT           VALUE
                                                        ------------   --------------
U.S. GOVERNMENT SPONSORED
   MORTGAGE-BACKED SECURITIES-81.49%
COLLATERALIZED MORTGAGE OBLIGATIONS-51.26%
Fannie Mae REMICS,
   3.50%, 04/25/13                                      $      9,713   $        9,698
   5.00%, 06/25/13 to 04/25/24                             5,059,893        5,092,847
   5.50%, 02/25/17 to 03/01/38                            19,609,664       19,798,224
   6.00%, 02/25/21 to 10/25/33                            43,756,367       44,417,855
   6.50%, 07/25/23                                         1,947,323        1,962,983
   4.00%, 04/25/28                                         4,454,731        4,455,096
Freddie Mac REMICS,
   5.50%, 07/15/10 to 05/15/31                           113,466,044      115,028,598
   6.75%, 06/15/11                                           302,815          309,887
   5.25%, 08/15/11 to 04/15/25                             8,664,013        8,740,463
   5.38%, 08/15/11 to 09/15/11                             3,793,208        3,835,675
   4.50%, 08/15/13 to 08/15/27                             1,372,211        1,374,138
   5.00%, 06/15/14 to 05/15/26                            29,579,934       29,769,235
   5.13%, 10/15/15                                           476,485          478,022
   6.00%, 09/15/16 to 06/15/31                            93,974,050       95,707,913
   5.75%, 12/15/18                                        14,488,351       14,678,577
   6.50%, 07/15/23                                           520,629          522,415
   4.00%, 09/15/24                                         2,169,048        2,170,590
Government National Mortgage
   Association REMICS,
   5.50%, 03/20/27                                         5,518,443        5,531,669
   4.00%, 03/20/29                                           920,351          920,478
                                                                       --------------
                                                                          354,804,363
                                                                       --------------
FEDERAL HOME LOAN MORTGAGE CORP.
   (FHLMC)-7.48%
Pass Through Ctfs.,
   7.00%, 11/01/10 to 03/01/36                             6,680,131        6,920,430
   6.50%, 02/01/11 to 02/01/35                            13,307,672       13,685,339
   10.00%, 11/01/11 to 04/01/20                              420,557          488,995
   12.00%, 02/01/13                                              608              676
   8.00%, 12/01/15 to 02/01/35                            11,044,476       11,772,578
   6.00%, 06/01/17 to 05/01/33                             7,463,331        7,513,909
   10.50%, 08/01/19 to 01/01/21                               77,440           89,358
   8.50%, 09/01/20 to 05/01/26                               268,304          288,546
   9.50%, 11/01/20 to 04/01/25                               356,541          395,481
   9.00%, 06/01/21 to 04/01/25                             1,558,845        1,707,150
   7.05%, 05/20/27                                           636,579          660,692
   7.50%, 09/01/30 to 05/01/34                             7,790,962        8,230,965
                                                                       --------------
                                                                           51,754,119
                                                                       --------------

                                                          PRINCIPAL
                                                           AMOUNT           VALUE
                                                        ------------   --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-16.36%
Pass Through Ctfs.,
   6.00%, 05/01/09 to 04/01/24                          $  4,183,468   $    4,249,503
   7.50%, 07/01/10 to 08/01/36                            12,797,456       13,478,850
   7.00%, 05/01/11 to 06/01/36                            21,361,540       22,334,739
   8.00%, 02/01/12 to 11/01/37                            13,671,186       14,436,255
   8.50%, 06/01/12 to 08/01/37                             7,383,688        7,959,172
   6.50%, 06/01/14 to 09/01/34                            10,144,480       10,386,191
   9.50%, 07/01/16 to 08/01/22                                74,386           81,953
   9.00%, 12/01/16                                           136,096          150,872
   5.00%, 01/01/17 to 12/01/18                             3,579,720        3,529,485
   10.00%, 12/20/19 to 12/20/21                              541,201          617,224
   5.50%, 03/01/21 to 06/01/38                            19,787,595       19,382,683
   6.75%, 07/01/24                                         1,397,129        1,447,064
   10.28%, 04/20/25                                          189,208          217,480
   6.95%, 07/01/25 to 09/01/26                               304,989          318,955
Pass Through Ctfs., TBA,
   5.50%, 11/01/38(a)                                     15,000,000       14,655,465
                                                                       --------------
                                                                          113,245,891
                                                                       --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA)-6.39%
Pass Through Ctfs.,
   6.00%, 11/15/08 to 08/15/33(b)                          4,485,728        4,509,200
   9.50%, 06/15/09 to 03/15/23                               253,123          278,037
   10.00%, 11/15/09 to 07/15/24                              664,051          758,649
   11.00%, 12/15/09 to 09/15/15                                3,084            3,304
   12.50%, 11/15/10                                            1,893            2,058
   13.00%, 01/15/11 to 12/15/14                               38,175           45,195
   13.50%, 04/15/11 to 04/15/15                               41,556           46,781
   7.00%, 08/20/12 to 03/15/37(b)                          5,795,801        5,945,200
   12.00%, 02/15/13 to 07/15/15                               23,659           27,201
   10.50%, 02/15/16                                            3,482            4,002
   8.50%, 08/20/16 to 01/15/37                               216,287          231,375
   9.00%, 10/15/16 to 04/15/21                                52,485           57,039
   8.75%, 10/20/16                                            42,917           46,126
   8.00%, 03/20/17 to 08/15/36                             4,445,218        4,746,890
   6.50%, 09/15/17 to 02/15/36                            19,958,821       20,429,492
   6.95%, 07/20/25 to 11/20/26                             1,602,857        1,643,516
   7.50%, 03/15/26 to 05/15/37                             5,205,077        5,433,348
                                                                       --------------
                                                                           44,207,413
                                                                       --------------
      Total U.S. Government Sponsored
         Mortgage-Backed Securities
         (Cost $568,157,541)                                              564,011,786
                                                                       --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM U.S. GOVERNMENT FUND

                                                          PRINCIPAL
                                                           AMOUNT           VALUE
                                                        ------------   --------------
U.S. GOVERNMENT SPONSORED AGENCY
   SECURITIES-16.62%
FEDERAL FARM CREDIT BANK (FFCB)-3.32%
Bonds,
   5.75%, 01/18/22                                      $ 16,000,000   $   15,943,814
Medium-Term Notes,
   5.75%, 12/07/28                                         7,000,000        6,992,829
                                                                       --------------
                                                                           22,936,643
                                                                       --------------
FEDERAL HOME LOAN BANK (FHLB)-5.54%
Unsec. Bonds,
   2.28%, 01/13/09                                         2,310,000        2,311,495
Unsec. Global Bonds,
   2.56%, 02/13/09                                        36,000,000       36,045,538
                                                                       --------------
                                                                           38,357,033
                                                                       --------------
FEDERAL HOME LOAN MORTGAGE CORP.
   (FHLMC)-3.63%
Sr. Unsec. Medium-Term Notes,
   3.75%, 02/25/09                                        25,000,000       25,124,159
                                                                       --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-4.13%
Sr. Unsec. Global Notes,
   4.00%, 01/26/09                                        25,000,000       25,118,561
Sr. Unsec. Notes,
   6.50%, 11/25/25                                         3,500,000        3,469,694
                                                                       --------------
                                                                           28,588,255
                                                                       --------------
      Total U.S. Government Sponsored
         Agency Securities
         (Cost $114,539,435)                                              115,006,090
                                                                       --------------
U.S. TREASURY SECURITIES-1.48%
U.S. TREASURY NOTES-0.52%
  4.63%, 07/31/09(b)                                       2,040,000        2,088,928
  3.50%, 08/15/09(b)                                       1,515,000        1,540,211
                                                                       --------------
                                                                            3,629,139
                                                                       --------------
U.S. TREASURY BONDS-0.63%
  7.50%, 11/15/24(b)                                       3,300,000        4,333,313
U.S. TREASURY STRIPS-0.33%
   6.79%, 11/15/08(c)                                      1,000,000          614,375
   6.85%, 11/15/08(c)                                      2,750,000        1,689,531
                                                                       --------------
                                                                            2,303,906
                                                                       --------------
      Total U.S. Treasury Securities
         (Cost $9,701,994)                                                 10,266,358
                                                                       --------------

                                                          PRINCIPAL
                                                           AMOUNT           VALUE
                                                        ------------   --------------
FOREIGN SOVEREIGN BONDS-0.33%
SOVEREIGN DEBT-0.33%
Israel Government Agency for
   International Development
   (AID) Bond (Israel), Gtd.
   Global Bonds, 5.13%, 11/01/24
   (Cost $2,219,110)                                    $  2,200,000   $    2,301,463
                                                                       --------------

                                                           SHARES
                                                        ------------
MONEY MARKET FUNDS-2.92%
Government & Agency Portfolio
   -Institutional Class
   (Cost $20,233,717) (d)                                 20,233,717       20,233,717
                                                                       --------------
TOTAL INVESTMENTS-102.84%                                                 711,819,414
   (Cost $714,851,797)
                                                                       --------------
OTHER ASSETS LESS LIABILITIES-(2.84)%                                     (19,649,191)
                                                                       --------------
NET ASSETS-100.00%                                                     $  692,170,223
                                                                       ==============

Investment Abbreviations:

Ctfs.  -- Certificates
Gtd.   -- Guaranteed
REMICS -- Real Estate Mortgage Investment Conduits
Sr.    -- Senior
STRIPS -- Separately Traded Registered Interest and Principal Security
TBA    -- To Be Announced
Unsec. -- Unsecured

Notes to Schedule of Investments:

(a) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1E.

(b) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 4.

(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM U.S. GOVERNMENT FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
October 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM U.S. GOVERNMENT FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

E. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS - The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

          In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

          Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

          At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

AIM U.S. GOVERNMENT FUND

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

          Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

F. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM U.S. GOVERNMENT FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, October 31, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES   OTHER INVESTMENTS*
-----------   -------------------------   ------------------
 Level 1            $ 20,233,717             $(3,315,255)
 Level 2             691,585,697                 487,039
 Level 3                      --                      --
                    ------------             -----------
                    $711,819,414             $(2,828,216)
                    ============             ===========

* Other investments include open futures contracts and unsettled forward commitments, which are included at unrealized appreciation/(depreciation).

NOTE 3 - OPEN FORWARD COMMITMENTS - SALES AT PERIOD-END

                                                  COMMITMENT    PRINCIPAL
CONTRACT                                             DATE         AMOUNT        VALUE
--------                                          ----------   -----------   -----------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)
Pass Through Ctfs., TBA
   6.50%, 11/01/38                                 12/11/08    $ 3,000,000   $ 3,040,782
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
Pass Through Ctfs., TBA
   5.50%, 11/01/38                                 12/11/08     18,000,000    17,586,558
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
Pass Through Ctfs., TBA
   6.50%, 11/01/38                                 12/18/08     14,000,000    14,150,934
                                                                             -----------
                                                                             $34,778,274
                                                                             ===========

AIM U.S. GOVERNMENT FUND

NOTE 4 -- FUTURES CONTRACTS AT PERIOD-END

                                   OPEN FUTURES CONTRACTS
--------------------------------------------------------------------------------------------
                                                                                UNREALIZED
                              NUMBER OF         MONTH/                         APPRECIATION
CONTRACT                      CONTRACTS       COMMITMENT           VALUE      (DEPRECIATION)
--------                      ---------   ------------------   ------------   --------------
U.S. Treasury 5 Year Notes        837     December-2008/Long   $ 94,796,789     $   816,804
U.S. Treasury 10 Year Notes     1,076     December-2008/Long    121,672,063        (791,593)
U.S. Treasury 30 Year Bonds       721     December-2008/Long     81,563,125      (3,340,466)
                                                               ------------     -----------
   TOTAL                                                       $298,031,977     $(3,315,255)
                                                               ============     ===========

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended October 31, 2008 was $193,854,011 and $42,320,059, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $3,629,712 and $7,628,360. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

                UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
     ------------------------------------------------------------------------------------------------------
     Aggregate unrealized appreciation of investment securities                                 $ 2,503,062
     ------------------------------------------------------------------------------------------------------
     Aggregate unrealized (depreciation) of investment securities                                (5,048,788)
     ------------------------------------------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investment securities                        $(2,545,726)
     ______________________________________________________________________________________________________
     ======================================================================================================
     Cost of investments for tax purposes is $679,586,866.

Item 2. Controls and Procedures.

     (a) As of December 16, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 16, 2008, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM INVESTMENT SECURITIES FUNDS


By: /s/ Philip A. Taylor
    ----------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: December 30, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ----------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: December 30, 2008


By: /s/ Sheri Morris
    ----------------------------------
    Sheri Morris
    Principal Financial Officer

Date: December 30, 2008

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.